UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

All-Cap Energy & Resources Portfolio

Asset Allocation Portfolio

Aurora Portfolio

Capital Appreciation Portfolio

Energy & Resources Portfolio

Global Opportunities Portfolio

Health Sciences Opportunities Portfolio

International Opportunities Portfolio

Mid-Cap Growth Equity Portfolio

Mid-Cap Value Equity Portfolio

Science & Technology Opportunities Portfolio

Small Cap Core Equity Portfolio

Small Cap Growth Equity Portfolio

Small Cap Value Equity Portfolio

Small/Mid-Cap Growth Portfolio

U.S. Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York,

NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 12/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Belgium — 0.6%
Anheuser-Busch InBev NV	10,500	$543,555

Bermuda — 0.3%
Arch Capital Group Ltd. (a)	3,700	264,735

Brazil — 0.7%
Banco Bradesco SA - ADR	14,300	312,741
Banco Santander (Brasil) SA - ADR	14,600	203,524
BM&FBOVESPA SA	24,142	169,868

		686,133

Canada — 3.3%
Barrick Gold Corp.	10,600	420,209
Enbridge, Inc.	8,900	413,833
Pan American Silver Corp. (a)	17,200	409,532
Potash Corp. of Saskatchewan, Inc.	3,700	401,450
Royal Bank of Canada	5,400	291,208
Suncor Energy, Inc.	10,000	355,787
The Toronto-Dominion Bank	5,200	327,955
TransCanada Corp.	13,600	470,607

		3,090,581

Cayman Islands — 0.4%
Herbalife Ltd.	10,000	405,700

China — 1.0%
AirMedia Group, Inc. - ADR (a)	14,700	110,397
China Construction Bank Corp. - Class H	283,400	242,065
Focus Media Holding Ltd. - ADR (a)	20,000	317,000
Industrial & Commercial Bank of China - Class H	316,500	260,658
Noah Education Holdings Ltd. - ADR (a)	5,600	27,384

		957,504

Denmark — 0.2%
Novo Nordisk A/S - Class B	3,400	217,062

Finland — 0.4%
Fortum Oyj	14,500	393,377

France — 4.4%
Air France-KLM (a)	32,200	505,324
AXA SA	17,100	401,490
BNP Paribas	5,380	426,731
Compagnie de Saint-Gobain	11,500	623,832
France Telecom SA	10,600	264,875
PPR	3,100	372,109
Renault SA (a)	8,500	436,048
Société Generale	3,700	257,076
Total SA	6,400	411,071
Unibail-Rodamco SE	2,000	439,359

		4,137,915

Germany — 2.7%
Bayerische Motoren Werke AG	8,900	405,148
Deutsche Boerse AG	3,600	298,115
Deutsche Lufthansa AG	25,300	427,208
K+S AG	7,300	416,343
RWE AG	5,800	562,845
Volkswagen AG	4,000	377,308

		2,486,967

Hong Kong — 1.2%
Cheung Kong (Holdings) Ltd.	41,000	526,857
China Mobile Ltd.	34,800	323,797
Wing Hang Bank Ltd.	23,200	215,909

		1,066,563

India — 1.2%
Bharti Airtel Ltd.	43,400	306,654
Punjab National Bank Ltd.	16,700	324,356
Sterlite Industries India Ltd. - ADR	26,300	479,186

		1,110,196

Ireland — 0.8%
Accenture Plc - Class A	11,200	464,800
Covidien Plc	4,800	229,872

		694,672

Israel — 0.7%
Teva Pharmaceutical Industries Ltd. - ADR	11,700	657,306

Italy — 0.5%
Intesa Sanpaolo SpA (a)	110,400	496,802

Japan — 10.8%
Amada Co. Ltd.	74,800	468,519
Canon, Inc.	14,000	595,539
Fujitsu Ltd.	59,300	384,763
Honda Motor Co. Ltd.	21,400	726,074
ITOCHU Corp.	125,400	926,301
Japan Tobacco, Inc.	190	641,534
JTEKT Corp.	72,300	929,903
Marubeni Corp.	165,500	914,218
Mitsubishi Heavy Industries Ltd.	130,000	458,506
Mitsubishi UFJ Financial Group, Inc.	72,800	358,597
Mitsui & Co. Ltd.	63,600	902,237
Nippon Steel Corp.	79,800	323,349
Nippon Yusen Kabushiki Kaisha	146,400	450,888
Nomura Holdings, Inc.	59,600	443,226
NTN Corp.	34,700	156,782
Sumitomo Mitsui Financial Group, Inc.	5,300	152,085
Tokio Marine Holdings, Inc.	15,100	412,067
Toyo Suisan Kaisha Ltd.	6,500	149,894
Toyota Motor Corp.	17,000	716,736

		10,111,218

Luxembourg — 0.8%
ArcelorMittal	15,900	726,729

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR AUD CAD CHF DKK EUR GBP GDR	American Depositary Receipts Australian Dollar Canadian Dollar Swiss Francs Danish Krone Euro British Pound Global Depositary Receipts	HKD JPY NOK NZD SEK SGD USD ZAR	Hong Kong Dollar Japanese Yen Norwegian Krone New Zealand Dollar Swedish Krona Singapore Dollar US Dollar South African Rand

DECEMBER 31, 2009	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Malaysia — 0.3%
CIMB Group Holdings Berhad	76,100	$284,773

Mexico — 0.6%
Fomento Economico Mexicano SAB de CV - ADR	11,100	531,468

Netherlands — 1.4%
Aegon NV (a)	76,900	492,437
Corio NV	3,600	245,267
Randstad Holding NV (a)	11,000	547,330

		1,285,034

New Zealand — 0.4%
Telecom Corp. of New Zealand Ltd.	213,100	382,816

Russia — 0.4%
Vimpel-Communications - ADR	18,500	343,915

Singapore — 1.9%
CapitaLand Ltd.	81,700	242,368
DBS Group Holdings Ltd.	25,000	271,774
Singapore Telecommunications Ltd.	207,900	457,924
United Overseas Bank Ltd.	24,900	346,602
Wilmar International Ltd.	95,300	433,330

		1,751,998

South Africa — 0.5%
Naspers Ltd. - N Shares	11,100	449,219

South Korea — 2.0%
Hyosung Corp. (a)	9,900	724,066
Korea Zinc Co. Ltd.	2,800	488,964
Samsung Electronics Co. Ltd.	1,000	685,733

		1,898,763

Spain — 1.2%
Banco Santander SA	17,800	294,139
Inditex SA	6,500	405,941
Telefonica SA	16,200	453,422

		1,153,502

Sweden — 0.5%
Nordea Bank AB	42,900	434,663

Switzerland — 3.3%
Nestle SA	18,300	888,165
Novartis AG	14,800	808,217
Roche Holding AG	4,000	684,051
Swiss Reinsurance Co. Ltd.	7,000	335,333
Transocean Ltd. (a)	4,800	397,440

		3,113,206

Taiwan — 1.0%
Chunghwa Telecom Co. Ltd. - ADR	19,900	369,543
Mega Financial Holding Co. Ltd.	459,900	264,963
Siliconware Precision Industries Co. - ADR	38,400	269,184

		903,690

Thailand — 0.2%
Bangkok Bank Public Co. Ltd.	50,600	177,138

United Kingdom — 4.6%
Barclays Plc	92,800	408,918
BG Group Plc	26,800	483,907
GlaxoSmithKline Plc	39,900	846,113
HSBC Holdings Plc	45,600	520,219
Prudential Plc	40,000	409,450
Standard Chartered Plc	10,800	272,655
Unilever Plc	15,800	506,474
Vodafone Group Plc - ADR	16,400	378,676
WPP Plc	46,700	456,739

		4,283,151

United States — 48.4%
Abbott Laboratories	8,600	434,073
Adobe Systems, Inc. (a)	12,500	459,750
Aetna, Inc.	7,100	225,070
Alcoa, Inc.	47,400	764,088
Alpha Natural Resources, Inc. (a)	13,000	563,940
American Electric Power Co., Inc.	12,500	434,875
Ameriprise Financial, Inc.	13,300	516,306
Apache Corp.	4,600	474,582
Apple, Inc. (a)	3,800	801,268
Applied Materials, Inc.	43,000	599,420
Arch Coal, Inc.	16,900	376,025
AT&T, Inc.	12,900	361,587
Bank of America Corp.	8,700	131,022
Black & Decker Corp.	8,900	576,987
Boston Properties, Inc.	2,700	181,089
Bristol-Myers Squibb Co.	22,100	558,025
Bunge Ltd.	5,900	376,597
CBS Corp. - Class B	34,000	477,700
Celanese Corp. - Series A	14,600	468,660
The Charles Schwab Corp.	17,600	331,232
Chesapeake Energy Corp.	18,200	471,016
Chevron Corp.	12,600	970,074
Cisco Systems, Inc. (a)	29,600	708,624
Citigroup, Inc. (a)	196,300	649,753
Cliffs Natural Resources, Inc.	13,500	622,215
ConAgra Foods, Inc.	20,200	465,610
ConocoPhillips	11,200	571,984
CONSOL Energy, Inc.	11,300	562,740
Corning, Inc.	34,900	673,919
Deere & Co.	15,200	822,168
Devon Energy Corp.	7,400	543,900
Dominion Resources, Inc.	10,300	400,876
eBay, Inc. (a)	35,400	833,316
EMC Corp. (a)	26,000	454,220
Energizer Holdings, Inc. (a)	5,500	337,040
EOG Resources, Inc.	7,500	729,750
Exxon Mobil Corp.	11,600	791,004
Federal Realty Investment Trust	3,800	257,336
General Electric Co.	37,900	573,427
General Mills, Inc.	7,000	495,670
The Goldman Sachs Group, Inc.	1,300	219,492
Google, Inc. - Class A (a)	1,000	619,980
Halliburton Co.	16,700	502,503
Helmerich & Payne, Inc.	9,500	378,860
Hewlett-Packard Co.	14,100	726,291
The Home Depot, Inc.	16,200	468,666
Hudson City Bancorp, Inc.	16,800	230,664
Intel Corp.	24,000	489,600
International Business Machines Corp.	6,100	798,490
Invesco Ltd.	18,800	441,612
Johnson & Johnson	5,900	380,019
Jones Lang LaSalle, Inc.	6,100	368,440
JPMorgan Chase & Co.	11,700	487,539
KLA-Tencor Corp.	15,500	560,480
Kohl’s Corp. (a)	8,100	436,833
Las Vegas Sands Corp. (a)	14,400	215,136
LaSalle Hotel Properties	14,800	314,204
Liberty Global, Inc. - Class A (a)	21,600	473,256

2	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (concluded)
Mack-Cali Realty Corp.	7,200	$248,904
Macy’s, Inc.	16,400	274,864
Manpower, Inc.	13,600	742,288
Marathon Oil Corp.	19,800	618,156
Medco Health Solutions, Inc. (a)	2,800	178,948
Medtronic, Inc.	7,800	343,044
Microsoft Corp.	37,600	1,146,424
Monster Worldwide, Inc. (a)	28,900	502,860
Morgan Stanley	16,700	494,320
The Mosaic Co.	9,700	579,381
NII Holdings, Inc. (a)	14,400	483,552
NIKE, Inc. - Class B	6,700	442,669
Oracle Corp.	22,500	552,150
Parametric Technology Corp. (a)	28,000	457,520
People’s United Financial, Inc.	12,800	213,760
PepsiCo, Inc.	9,600	583,680
Pfizer, Inc.	46,500	845,835
Piper Jaffray Cos. (a)	4,300	217,623
QUALCOMM, Inc.	8,000	370,080
Sempra Energy	10,000	559,800
State Street Corp.	4,900	213,346
Stryker Corp.	9,200	463,404
SunTrust Banks, Inc.	10,200	206,958
T. Rowe Price Group, Inc.	6,500	346,125
Texas Instruments, Inc.	20,700	539,442
Thermo Fisher Scientific, Inc. (a)	4,700	224,143
The Travelers Cos., Inc.	9,300	463,698
U.S. Bancorp	7,700	173,327
United Parcel Service, Inc. - Class B	12,400	711,388
UnitedHealth Group, Inc.	12,500	381,000
Urban Outfitters, Inc. (a)	12,100	423,379
Virgin Media, Inc.	31,300	526,779
Wabtec Corp.	9,000	367,560
The Walt Disney Co.	17,700	570,825
WellPoint, Inc. (a)	3,800	221,502
Wells Fargo & Co.	12,000	323,880

		45,171,617

Total Common Stocks — 96.7%		90,211,968

Preferred Stocks
United States — 0.3%
Bank of America Corp. (a)	20,100	299,892

Total Long-Term Investments (Cost — $79,732,809) — 97.0%		90,511,860

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11% (b)(c)	2,367,247	2,367,247

Total Short-Term Securities (Cost — $2,367,247) — 2.5%		2,367,247

Total Investments (Cost — $82,100,056*) — 99.5%		92,879,107
Other Assets Less Liabilities — 0.5%		454,661

Net Assets — 100.0%		$93,333,768

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$83,309,445

Gross unrealized appreciation.	$11,158,772
Gross unrealized depreciation.	(1,589,110)

Net unrealized appreciation	$9,569,662

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$188,036	$1,030

(c)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	244,000	USD	2,641	Citibank, N.A.	1/05/10	$(21)
AUD	3,777,000	USD	3,451,272	Citibank, N.A.	1/27/10	(68,078)
CAD	450,000	USD	430,622	UBS Securities, Inc.	1/27/10	(339)
CAD	89,000	USD	85,177	Citibank, N.A.	1/27/10	(77)
CAD	521,000	USD	497,479	Deutsche Bank AG	1/27/10	693
CAD	127,000	USD	120,295	Citibank, N.A.	1/27/10	1,140
CAD	209,600	USD	196,734	Royal Bank of Scotland	1/27/10	3,682
CAD	342,000	USD	318,377	Citibank, N.A.	1/27/10	8,638
CAD	700,000	USD	658,650	Deutsche Bank AG	1/27/10	10,679
CAD	504,000	USD	467,155	Barclays Bank, PLC	1/27/10	14,763
CHF	54,000	USD	53,443	Deutsche Bank AG	1/27/10	(1,233)
CHF	358,800	USD	343,016	Citibank, N.A.	1/27/10	3,891
DKK	1,284,000	USD	258,858	UBS Securities, Inc.	1/27/10	(11,587)
DKK	34,000	USD	6,738	Deutsche Bank AG	1/27/10	(190)
EUR	849,000	USD	1,275,572	Citibank, N.A.	1/27/10	(58,521)
EUR	493,000	USD	738,969	Deutsche Bank AG	1/27/10	(32,248)
EUR	365,000	USD	542,130	Citibank, N.A.	1/27/10	(18,899)
EUR	128,000	USD	193,019	Citibank, N.A.	1/27/10	(9,530)
EUR	121,000	USD	179,270	Citibank, N.A.	1/27/10	(5,815)
EUR	200,800	USD	291,777	Citibank, N.A.	1/27/10	(3,928)
EUR	96,000	USD	138,220	Citibank, N.A.	1/27/10	(603)
GBP	424,000	USD	694,765	Citibank, N.A.	1/27/10	(10,032)
GBP	179,000	USD	298,558	Deutsche Bank AG	1/27/10	(9,485)
GBP	470,000	USD	766,828	Citibank, N.A.	1/27/10	(7,808)
GBP	520,000	USD	837,074	Citibank, N.A.	1/27/10	2,694
HKD	4,401,000	USD	568,057	Deutsche Bank AG	1/27/10	(321)
HKD	683,000	USD	88,185	UBS Securities, Inc.	1/27/10	(77)

DECEMBER 31, 2009	3

Schedule of Investments (continued)	BlockRock Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	237,604,000	USD	2,592,832	Citibank, N.A.	1/27/10	$(41,284)
JPY	26,889,700	USD	301,366	Citibank, N.A.	1/27/10	(12,607)
JPY	16,065,000	USD	180,722	Deutsche Bank AG	1/27/10	(8,206)
NOK	3,996,000	USD	719,202	Citibank, N.A.	1/27/10	(29,856)
SEK	4,531,000	USD	665,833	Deutsche Bank AG	1/27/10	(32,442)
USD	3,315,375	AUD	3,777,000	Citibank, N.A.	1/27/10	(67,818)
USD	397,446	CAD	426,000	BNP Paribas	1/27/10	(9,889)
USD	409,720	CAD	435,000	Citibank, N.A.	1/27/10	(6,220)
USD	165,577	CAD	175,000	Citibank, N.A.	1/27/10	(1,755)
USD	64,042	CAD	68,000	Royal Bank of Scotland	1/27/10	(979)
USD	94,687	CAD	100,000	Citibank, N.A.	1/27/10	(932)
USD	143,711	CAD	151,000	Royal Bank of Scotland	1/27/10	(672)
USD	348,934	CHF	352,000	Barclays Bank, PLC	1/27/10	8,601
USD	5,508,640	EUR	3,855,000	Citibank, N.A.	1/27/10	(17,543)
USD	293,825	EUR	201,000	Citibank, N.A.	1/27/10	5,690
USD	290,955	EUR	194,000	Citibank, N.A.	1/27/10	12,854
USD	409,841	EUR	273,000	Deutsche Bank AG	1/27/10	18,493
USD	87,523	HKD	678,000	Deutsche Bank AG	1/27/10	60
USD	15,928	JPY	1,452,000	Citibank, N.A.	1/27/10	335
USD	16,418	JPY	1,494,000	Citibank, N.A.	1/27/10	375
USD	16,953	JPY	1,533,000	Citibank, N.A.	1/27/10	491
USD	136,390	JPY	12,436,000	UBS Securities, Inc.	1/27/10	2,844
USD	231,775	JPY	20,977,500	Royal Bank of Scotland	1/27/10	6,505
USD	103,189	JPY	8,982,000	Citibank, N.A.	1/27/10	6,734
USD	191,324	JPY	17,059,000	Citibank, N.A.	1/27/10	8,133
USD	180,994	JPY	15,890,000	Royal Bank of Scotland	1/27/10	10,357
USD	282,843	JPY	24,967,000	Citibank, N.A.	1/27/10	14,731
USD	557,468	JPY	50,444,000	Royal Bank of Scotland	1/27/10	15,767
USD	457,356	JPY	40,332,000	Citibank, N.A.	1/27/10	24,244
USD	830,159	JPY	74,592,000	Deutsche Bank AG	1/27/10	29,141
USD	2,597,481	JPY	233,653,000	Deutsche Bank AG	1/27/10	88,361
USD	93,443	NZD	124,000	Deutsche Bank AG	1/27/10	3,597
USD	606,254	SGD	846,000	Deutsche Bank AG	1/27/10	4,248
ZAR	1,675,000	USD	225,511	Citibank, N.A.	1/27/10	264

Total						$(160,990)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Belgium	—	$543,555	—	$543,555
Bermuda	$264,735	—	—	264,735
Brazil	686,133	—	—	686,133
Canada	3,090,581	—	—	3,090,581
Cayman Islands	405,700	—	—	405,700
China	454,781	502,723	—	957,504
Denmark	—	217,062	—	217,062
Finland	—	393,377	—	393,377
France	—	4,137,915	—	4,137,915
Germany		2,486,967	—	2,486,967
Hong Kong	—	1,066,563	—	1,066,563
India	479,186	631,010	—	1,110,196
Ireland	694,672	—	—	694,672
Israel	657,306	—	—	657,306
Italy	—	496,802	—	496,802
Japan	—	10,111,218	—	10,111,218
Luxembourg	—	726,729	—	726,729
Malaysia	—	284,773	—	284,773
Mexico	531,468	—	—	531,468
Netherlands	—	1,285,034	—	1,285,034
New Zealand	—	382,816	—	382,816
Russia	343,915	—	—	343,915
Singapore	—	1,751,998	—	1,751,998
South Africa	—	449,219	—	449,219
South Korea	—	1,898,763	—	1,898,763
Spain	—	1,153,502	—	1,153,502
Sweden	—	434,663	—	434,663
Switzerland	397,440	2,715,766	—	3,113,206
Taiwan	638,727	264,963	—	903,690
Thailand	—	177,138	—	177,138
United Kingdom	378,676	3,904,475	—	4,283,151

4	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
United States	$45,171,617	—	—	$45,171,617
Preferred Stocks	299,892	—	—	299,892
Short-Term Securities	2,367,247	—	—	2,367,247
Other Financial Instruments[1]:
Assets	—	$308,005	—	308,005
Liabilities.	(21)	(468,974)	—	(468,995)

Total	$56,862,055	$35,856,062	—	$92,718,117

[1]	Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

DECEMBER 31, 2009	5

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Biotechnology — 10.2%
3SBio, Inc. - ADR (a)	167,800	$2,297,182
Abraxis Bioscience, Inc. (a)	32,392	1,313,495
Alexion Pharmaceuticals, Inc. (a)	209,200	10,213,144
Amgen, Inc. (a)	282,510	15,981,591
Amylin Pharmaceuticals, Inc. (a)(b)	1,257,600	17,845,344
Celera Corp. (a)	1,005,980	6,951,322
Celgene Corp. (a)(b)	195,500	10,885,440
Dendreon Corp. (a)(b)	503,800	13,239,864
Facet Biotech Corp. (a)	55,800	980,964
Gilead Sciences, Inc. (a)	114,200	4,942,576
Human Genome Sciences, Inc. (a)(b)	267,400	8,182,440
Incyte Corp. (a)	307,800	2,804,058
Momenta Pharmaceuticals, Inc. (a)	63,800	804,518
Nanosphere, Inc. (a)	87,100	560,924
Pharmasset, Inc. (a)	78,300	1,620,810
Vertex Pharmaceuticals, Inc. (a)	264,720	11,343,252

		109,966,924

Health Care Equipment & Supplies — 26.2%
Alcon, Inc.	58,150	9,556,952
Baxter International, Inc.	146,400	8,590,752
Beckman Coulter, Inc.	207,830	13,600,395
Becton, Dickinson & Co.	172,500	13,603,350
C.R. Bard, Inc.	218,100	16,989,990
CareFusion Corp. (a)	265,300	6,635,153
China Medical Technologies, Inc. - ADR (b)	208,200	2,925,210
The Cooper Cos., Inc.	342,000	13,037,040
Covidien Plc	635,470	30,432,658
DiaSorin SpA	8,569	304,538
Elekta AB-B Shares	386,900	9,196,289
Gen-Probe, Inc. (a)	207,100	8,884,590
Hill-Rom Holdings, Inc. (b)	540,200	12,959,398
Immucor, Inc. (a)	139,600	2,825,504
Inverness Medical Innovations, Inc. (a)	130,700	5,425,357
Medtronic, Inc.	538,160	23,668,277
Smith & Nephew Plc	1,116,700	11,486,789
Sonova Holding AG	125,500	15,204,335
St. Jude Medical, Inc. (a)	140,300	5,160,234
Stryker Corp. (b)	419,300	21,120,141
Varian Medical Systems, Inc. (a)(b)	433,300	20,300,105
Zimmer Holdings, Inc. (a)	433,000	25,594,630
ZOLL Medical Corp. (a)	146,600	3,917,152

		281,418,839

Health Care Providers & Services — 18.5%
Aetna, Inc.	843,700	26,745,290
AMERIGROUP Corp. (a)	35,200	948,992
AmerisourceBergen Corp.	836,900	21,817,983
CIGNA Corp.	602,900	21,264,283
DaVita, Inc. (a)	153,330	9,006,604
Express Scripts, Inc. (a)	91,910	7,945,620
Fresenius Medical Care AG & Co. KGaA	125,600	6,662,694
Henry Schein, Inc. (a)	52,200	2,745,720
McKesson Corp.	169,630	10,601,875
Medco Health Solutions, Inc. (a)	427,950	27,350,284
MEDNAX, Inc. (a)	98,300	5,908,813
Patterson Cos., Inc. (a)	85,800	2,400,684
UnitedHealth Group, Inc.	896,200	27,316,176
WellPoint, Inc. (a)	468,000	27,279,720

		197,994,738

Health Care Technology — 2.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)(b)	566,300	11,456,249
Cerner Corp. (a)(b)	166,800	13,750,992

		25,207,241

Industrial Conglomerates — 1.1%
Koninklijke Philips Electronics NV	403,400	11,924,223

Life Sciences Tools & Services — 9.7%
Gerresheimer AG	127,000	4,278,820
Life Technologies Corp. (a)	305,000	15,930,150
Mettler-Toledo International, Inc. (a)	81,400	8,546,186
Millipore Corp. (a)	227,700	16,474,095
PerkinElmer, Inc.	1,060,400	21,833,636
QIAGEN NV (a)(b)	244,110	5,448,535
Tecan Group AG	151,100	11,350,352
Thermo Fisher Scientific, Inc. (a)	430,200	20,516,238

		104,378,012

Pharmaceuticals — 29.3%
Abbott Laboratories (b)	706,190	38,127,198
Allergan, Inc.	151,300	9,533,413
BioForm Medical, Inc. (a)	33,100	112,540
Bristol-Myers Squibb Co.	1,408,700	35,569,675
Eli Lilly & Co.	309,200	11,041,532
GlaxoSmithKline Plc	1,133,500	24,036,820
Johnson & Johnson	544,240	35,054,498
MAP Pharmaceuticals, Inc. (a)	76,500	729,045
Merck & Co., Inc.	431,100	15,752,394
Mylan, Inc. (a)(b)	454,300	8,372,749
Novartis AG	517,000	28,232,978
Novartis AG - ADR (b)	142,940	7,780,224
Novo Nordisk A/S - Class B	82,500	5,266,941
Pfizer, Inc.	2,546,340	46,317,925
Roche Holding AG	136,500	23,343,258
Simcere Pharmaceutical Group - ADR (a)	120,600	1,114,344
Teva Pharmaceutical Industries Ltd. - ADR	335,160	18,829,289
Watson Pharmaceuticals, Inc. (a)	141,100	5,588,971

		314,803,794

Total Long-Term Investments (Cost — $863,866,325) — 97.4%		1,045,693,771

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11% (c)(d)	47,976,728	47,976,728
BlackRock Liquidity Series, LLC Money Market Series,
0.29% (c)(d)(e)	86,001,050	86,001,050

Total Short-Term Securities (Cost — $133,977,778) — 12.5%		133,977,778

6	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Before Outstanding Options Written (Cost — $997,844,103*) — 109.9%	$1,179,671,549

Options Written	Contracts
Exchange-Traded Call Options Written
C.R. Bard, Inc., Strike Price $80, Expires 1/16/10
(Premiums Received — $66,071) — (0.0)%	700	(26,250)

Total Investments Net of Outstanding Options Written — 109.9%		1,179,645,299
Liabilities in Excess of Other Assets — (9.9)%		(106,463,869)

Net Assets — 100.0%		$1,073,181,430

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,010,130,048

Gross unrealized appreciation.	$176,584,539
Gross unrealized depreciation.	(7,043,038)

Net unrealized appreciation	$169,541,501

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan. (c) Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$35,705,711	$12,512
BlackRock Liquidity Series, LLC Money Market Series	$(27,923,600)	$37,205

(e)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,964,701	DKK	10,130,000	UBS Securities, Inc.	1/04/10	$13,191
CHF	2,418,000	USD	2,393,052	Deutsche Bank AG	1/27/10	(55,202)
CHF	1,504,000	USD	1,467,962	Deutsche Bank AG	1/27/10	(13,814)
CHF	2,603,500	USD	2,488,968	Citibank, N.A.	1/27/10	28,234
DKK	10,130,000	USD	1,964,233	Citibank, N.A.	1/27/10	(13,403)
EUR	2,471,100	USD	3,674,603	Citibank, N.A.	1/27/10	(132,255)
EUR	2,001,000	USD	2,970,058	Deutsche Bank AG	1/27/10	(101,604)
EUR	1,133,000	USD	1,695,513	Deutsche Bank AG	1/27/10	(71,346)
EUR	1,105,300	USD	1,606,082	Citibank, N.A.	1/27/10	(21,622)
EUR	1,962,000	USD	2,824,866	Citibank, N.A.	1/27/10	(12,318)
EUR	167,000	USD	250,320	Deutsche Bank AG	1/27/10	(10,924)
EUR	153,000	USD	229,805	Citibank, N.A.	1/27/10	(10,478)
EUR	162,000	USD	240,015	Citibank, N.A.	1/27/10	(7,786)
EUR	40,000	USD	59,336	Citibank, N.A.	1/27/10	(1,996)
USD	1,424,336	CHF	1,448,000	Citibank, N.A.	1/27/10	24,333
USD	1,868,034	CHF	1,906,000	Citibank, N.A.	1/27/10	25,212
USD	2,916,376	CHF	2,963,000	Citibank, N.A.	1/27/10	51,590
USD	66,494,645	CHF	67,079,000	Barclays Bank, PLC	1/27/10	1,639,107
USD	3,133,062	DKK	15,542,000	Citibank, N.A.	1/27/10	139,993
USD	8,765,471	EUR	5,870,000	Citibank, N.A.	1/27/10	350,764
USD	26,690,722	EUR	17,765,000	Deutsche Bank AG	1/27/10	1,224,408
USD	824,552	GBP	491,000	Citibank, N.A.	1/27/10	31,618
USD	29,818,178	GBP	18,191,000	Citibank, N.A.	1/27/10	440,855
USD	4,715,258	SEK	32,068,000	Citibank, N.A.	1/27/10	232,457

Total						$3,749,014

DECEMBER 31, 2009	7

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Long-Term Investments:
Biotechnology	$109,966,924	—	—	$109,966,924
Health Care Equipment & Supplies	214,794,230	$66,624,609	—	281,418,839
Health Care Providers & Services	191,332,044	6,662,694	—	197,994,738
Health Care Technology	25,207,241	—	—	25,207,241
Industrial Conglomerates	11,924,223	—	—	11,924,223
Life Sciences Tools &
Services	88,748,840	15,629,172	—	104,378,012
Pharmaceuticals	233,923,797	80,879,997	—	314,803,794
Short-Term Securities	47,976,728	86,001,050	—	133,977,778
Other Financial Instruments[1]:
Assets	13,191	4,188,571	—	4,201,762
Liabilities	(26,250)	(452,748)	—	(478,998)

Total	$923,860,968	$259,533,345	—	$1,183,394,313

[1]

Other financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at market value.

8	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia — 1.8%
Australia & New Zealand Banking Group Ltd.	394,800	$8,045,387
Commonwealth Bank of Australia	171,800	8,387,576
Lihir Gold Ltd.	3,396,391	9,904,960
National Australia Bank Ltd.	300,500	7,333,405

		33,671,328

Belgium — 0.6%
Anheuser-Busch InBev NV	204,500	10,586,373

Bermuda — 0.8%
Arch Capital Group Ltd. (a)(b)	74,100	5,301,855
Catlin Group Ltd.	493,100	2,700,010
Tyco Electronics Ltd.	244,500	6,002,475

		14,004,340

Brazil — 1.8%
Banco Bradesco SA - Preference Shares	281,900	5,890,593
Banco Santander (Brasil) SA - ADR (b)	293,600	4,092,784
BM&FBOVESPA SA	517,200	3,639,116
Companhia Energetica de Minas Gerais - CEMIG - ADR	455,005	8,217,390
Fleury SA (a)	204,300	2,157,999
Hypermarcas SA (a)	384,800	8,840,896

		32,838,778

Canada — 8.2%
Advantage Oil & Gas Ltd.	1,028,900	6,788,172
Bank of Nova Scotia	155,400	7,313,466
Canadian Natural Resources Ltd.	102,600	7,455,754
Eldorado Gold Corp. (a)	1,166,500	16,641,182
Enbridge, Inc.	176,500	8,206,908
Magna International, Inc. - Class A	199,100	10,070,478
Pacific Rubiales Energy Corp. (a)	844,600	12,477,000
Pan American Silver Corp. (a)(b)	335,400	7,985,874
Potash Corp. of Saskatchewan, Inc.	73,700	7,996,450
Precision Drilling Trust (a)	1,055,700	7,722,049
Progress Energy Resources Corp.	715,700	9,683,181
Royal Bank of Canada	137,100	7,393,450
Suncor Energy, Inc.	207,200	7,371,910
Talisman Energy, Inc.	514,600	9,688,267
The Toronto-Dominion Bank	118,000	7,442,061
TransCanada Corp.	274,800	9,509,023
Trican Well Service Ltd.	462,700	6,220,359

		149,965,584

China — 3.1%
AirMedia Group, Inc. - ADR (a)(b)	282,200	2,119,322
China Coal Energy Co. - Class H	6,924,700	12,565,374
China Construction Bank Corp. - Class H	9,647,800	8,240,630
China Life Insurance Co. Ltd. - Class H	1,450,300	7,096,715
Focus Media Holding Ltd. - ADR (a)	363,700	5,764,645
Hidili Industry International Development Ltd. (a)	5,707,900	7,101,086
Industrial & Commercial Bank of China - Class H	10,804,800	8,898,439
NetEase.com, Inc. - ADR (a)(b)	121,600	4,573,376
Noah Education Holdings Ltd. - ADR (a)	101,830	497,949

		56,857,536

Denmark — 2.0%
A.P. Moller - Maersk A/S	1,400	9,836,252
FLSmidth & Co. A/S	227,900	15,965,710
Novo Nordisk A/S - Class B	71,100	4,539,145
TrygVesta A/S	103,800	6,823,254

		37,164,361

Finland — 0.6%
Fortum Oyj	384,000	10,417,710

France — 7.6%
AXA SA	375,600	8,818,699
BNP Paribas	103,970	8,246,688
Cap Gemini SA	155,200	7,080,244
Compagnie de Saint-Gobain	236,900	12,850,939
Compagnie Generale des Etablissements Michelin - Class B	99,500	7,620,582
Credit Agricole SA	131,200	2,302,540
Eramet SA	36,500	11,430,749
France Telecom SA	182,900	4,570,351
GDF SUEZ	244,200	10,578,986
Lafarge SA	112,500	9,264,835
PPR	55,000	6,601,924
Renault SA (a)	170,400	8,741,484
Sanofi-Aventis SA	115,500	9,083,239
Société Generale	83,200	5,780,729
Total SA	258,200	16,584,156
Unibail-Rodamco SE	40,700	8,940,965

		138,497,110

Germany — 4.3%
Allianz SE	40,600	5,032,772
Bayerische Motoren Werke AG	190,000	8,649,225
Deutsche Boerse AG	46,100	3,817,520
Deutsche Lufthansa AG	512,700	8,657,301
Fresenius Medical Care AG & Co. KGaA	85,300	4,524,902
Gerry Weber International AG	188,432	6,073,502
K+S AG	144,300	8,229,903
RWE AG	120,900	11,732,410
Salzgitter AG	58,700	5,751,928
Software AG	79,274	8,639,128
Volkswagen AG	83,900	7,914,034

		79,022,625

Hong Kong — 2.7%
Cheung Kong (Holdings) Ltd.	996,000	12,798,779
China Mobile Ltd.	727,100	6,765,308
Hang Seng Bank Ltd.	309,600	4,554,830
Hong Kong Exchanges & Clearing Ltd.	402,200	7,156,103
New World Development Ltd.	4,119,600	8,393,287
REXLot Holdings Ltd.	39,910,600	4,446,892
Wing Hang Bank Ltd.	475,400	4,424,271

		48,539,470

India — 1.8%
Bharti Airtel Ltd.	875,114	6,183,352
HDFC Bank Ltd.	188,600	6,872,099
State Bank of India Ltd.	163,100	7,927,039
Sterlite Industries India Ltd. - ADR	677,100	12,336,762

		33,319,252

Ireland — 0.7%
Covidien Plc	259,600	12,432,244

Israel — 0.8%
Teva Pharmaceutical Industries Ltd. - ADR	253,300	14,230,394

Italy — 2.4%
Assicurazioni Generali SpA	120,136	3,236,500
Benetton Group SpA	588,700	5,260,136
Enel SpA	1,496,900	8,666,128
Intesa Sanpaolo SpA (a)	2,078,400	9,352,839

DECEMBER 31, 2009	9

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Italy (concluded)
Parmalat SpA	1,606,200	$4,490,475
UniCredit SpA (a)	2,559,959	8,559,879
Unione di Banche Italiane ScpA	320,400	4,592,588

		44,158,545

Japan — 15.5%
Air Water, Inc.	553,800	6,523,185
Amada Co. Ltd.	1,521,900	9,532,598
The Chiba Bank Ltd.	821,900	4,915,916
DA Office Investment Corp.	600	1,274,589
Fujitsu Ltd.	1,377,100	8,935,191
Hitachi High-Technologies Corp.	309,200	6,134,647
Honda Motor Co. Ltd.	423,400	14,365,411
Hoya Corp.	362,600	9,675,084
ITOCHU Corp.	2,480,300	18,321,411
Japan Prime Realty Investment Corp.	700	1,454,513
Japan Tobacco, Inc.	3,500	11,817,728
Kamigumi Co. Ltd.	674,700	4,923,151
KDDI Corp.	1,100	5,826,385
Kureha Corp.	754,900	3,723,121
Marubeni Corp.	3,225,100	17,815,384
Matsui Securities Co. Ltd.	453,700	3,161,032
Mitsubishi Heavy Industries Ltd.	2,558,000	9,021,981
Mitsubishi UFJ Financial Group, Inc.	1,613,200	7,946,278
Mitsui & Co. Ltd.	1,257,900	17,844,712
Mizuho Securities Co. Ltd.	1,591,600	4,816,105
Nikon Corp.	470,400	9,288,742
Nippon Steel Corp.	1,592,000	6,450,769
Nippon Yusen Kabushiki Kaisha	2,859,100	8,805,569
Nomura Holdings, Inc.	1,177,300	8,755,198
NSK Ltd.	2,687,000	19,717,168
Panasonic Corp.	520,400	7,491,889
Sumitomo Mitsui Financial Group, Inc.	116,000	3,328,664
Tokio Marine Holdings, Inc.	298,100	8,134,912
Toyo Suisan Kaisha Ltd.	152,700	3,521,360
Toyota Motor Corp.	336,200	14,174,516
West Japan Railway Co.	2,100	7,040,562
Yamato Kogyo Co. Ltd.	216,000	7,062,178
Zeon Corp.	2,643,500	11,943,079

		283,743,028

Luxembourg — 0.8%
ArcelorMittal	320,300	14,639,705

Malaysia — 0.9%
AMMB Holdings Berhad	4,526,800	6,586,564
CIMB Group Holdings Berhad	2,580,400	9,656,104

		16,242,668

Mexico — 0.5%
Fomento Economico Mexicano SAB de CV - ADR	193,000	9,240,840

Netherlands — 3.2%
Aegon NV (a)	1,699,900	10,885,477
ASML Holding NV	302,300	10,305,407
Corio NV	29,700	2,023,454
Koninklijke KPN NV	514,900	8,751,993
Randstad Holding NV (a)	218,700	10,881,922
Royal Dutch Shell Plc - A Shares	444,100	13,381,604
Wereldhave NV	14,800	1,413,629

		57,643,486

New Zealand — 0.4%
Telecom Corp. of New Zealand Ltd.	4,347,800	7,810,461

Norway — 2.0%
Norsk Hydro ASA (a)	1,137,000	9,551,277
Statoil ASA	375,900	9,374,804
Yara International ASA	380,400	17,230,279

		36,156,360

Philippines — 0.3%
Philippine Long Distance Telephone Co. - ADR	103,300	5,854,011

Russia — 0.9%
Rosneft Oil Co. - GDR (a)	1,324,400	11,151,448
Vimpel-Communications - ADR	314,800	5,852,132

		17,003,580

Singapore — 2.6%
CapitaLand Ltd.	1,693,800	5,024,762
DBS Group Holdings Ltd.	646,000	7,022,654
Singapore Telecommunications Ltd.	3,494,600	7,697,262
Straits Asia Resources Ltd.	5,851,800	10,779,462
United Overseas Bank Ltd.	508,000	7,071,235
Wilmar International Ltd.	2,188,000	9,948,856

		47,544,231

South Africa — 0.8%
MTN Group Ltd.	414,500	6,597,325
Naspers Ltd. - N Shares	217,400	8,798,214

		15,395,539

South Korea — 3.4%
Hyosung Corp. (a)	195,000	14,261,899
Korea Electric Power Corp. (a)	354,700	10,353,509
Korea Zinc Co. Ltd.	66,300	11,577,973
Korean Air Lines Co. Ltd. (a)	250,500	11,781,686
Samsung Electronics Co. Ltd.	19,800	13,577,512

		61,552,579

Spain — 1.4%
Banco Santander SA	341,600	5,644,821
Inditex SA	113,400	7,082,106
Telefonica SA	427,900	11,976,501

		24,703,428

Sweden — 0.4%
Nordea Bank AB	812,300	8,230,231

Switzerland — 6.9%
Adecco SA	222,300	12,263,174
Alcon, Inc.	35,300	5,448,905
Clariant AG (a)	892,000	10,548,002
Credit Suisse Group AG	166,300	8,238,729
GAM Holding Ltd.	157,700	1,909,600
Julius Baer Group Ltd.	164,800	5,795,760
Nestle SA	467,300	22,679,767
Novartis AG	307,500	16,792,342
Roche Holding AG	82,600	14,125,664
Sonova Holding AG	77,400	9,377,016
Swiss Reinsurance Co. Ltd.	144,000	6,898,269
UBS AG (a)	387,100	6,028,008
Zurich Financial Services AG	23,200	5,072,070

		125,177,306

Taiwan — 3.1%
AU Optronics Corp. - ADR (b)	841,558	10,090,280
China Airlines Ltd. (a)	20,172,415	7,174,002
Chunghwa Telecom Co. Ltd. - ADR (b)	396,560	7,364,119

10	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Taiwan (concluded)
Mega Financial Holding Co. Ltd.	8,087,300	$4,659,349
Polaris Securities Co. Ltd. (a)	8,085,704	4,792,224
Siliconware Precision Industries Co. - ADR (b)	1,121,500	7,861,715
Taishin Financial Holdings Co. Ltd. (a)	8	3
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	958,700	10,967,528
Yuanta Financial Holding Co. Ltd.	6,039,500	4,419,097

		57,328,317

Thailand — 0.2%
Bangkok Bank Public Co. Ltd.	1,141,100	3,971,396

United Kingdom — 11.9%
Aberdeen Asset Management Plc	695,400	1,494,273
Anglo American Plc (a)	299,700	12,979,245
Antofagasta Plc	584,100	9,291,597
ARM Holdings Plc	3,666,100	10,468,312
Barclays Plc	1,878,300	8,276,633
BG Group Plc	743,400	13,423,009
BP Plc	1,665,100	16,078,462
British Airways Plc (a)	3,131,200	9,417,502
Britvic Plc	1,581,700	10,371,982
Domino’s Pizza UK & IRL Plc	1,507,400	7,239,086
GlaxoSmithKline Plc	866,100	18,366,378
HSBC Holdings Plc	1,635,099	18,653,727
ICAP Plc	439,400	3,030,554
Inchcape Plc (a)	15,648,900	7,461,205
InterContinental Hotels Group Plc	400,804	5,758,745
International Power Plc	2,042,300	10,176,552
Next Plc	187,700	6,275,935
Prudential Plc	747,600	7,652,612
Standard Chartered Plc	247,400	6,245,821
Unilever Plc	374,500	12,004,704
Vodafone Group Plc	3,322,300	7,693,472
Vodafone Group Plc - ADR	230,300	5,317,627
WPP Plc	971,700	9,503,492

		217,180,925

United States — 1.5%
Amkor Technology, Inc. (a)	923,000	6,608,680
NII Holdings, Inc. (a)(b)	305,900	10,272,122
Virgin Media, Inc. (b)	608,500	10,241,055

		27,121,857

Total Common Stocks — 95.9%		1,752,245,598

Warrant
Italy — 0.0%
Unione di Banche Italiane ScpA (issued/exercisable 5/18/09, 1 share for 20warrants, Expires 6/30/11, strike price 12.30 EUR) (a)	261,800	18,427

Total Long-Term Investments (Cost — $1,518,434,153) — 95.9%		1,752,264,025

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11% (c)(d)	65,524,421	65,524,421
BlackRock Liquidity Series, LLC Money Market Series,
0.29% (c)(d)(e)	35,379,375	35,379,375

Total Short-Term Securities (Cost — $100,903,796) — 5.5%		100,903,796

Total Investments (Cost — $1,619,337,949*) — 101.4%		1,853,167,821
Liabilities in Excess of Other Assets — (1.4)%		(26,173,918)

Net Assets — 100.0%		$1,826,993,903

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,634,560,794

Gross unrealized appreciation.	$245,914,161
Gross unrealized depreciation.	(27,307,134)

Net unrealized appreciation	$218,607,027

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$18,894,560	$19,020
BlackRock Liquidity Series, LLC Money Market Series	$6,805,875	$21,444

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	21,932,000	USD	2,827,981	Citibank, N.A.	1/04/10	$714
SGD	2,122,000	USD	1,512,770	Citibank, N.A.	1/04/10	(2,288)
HKD	20,623,000	USD	2,659,548	UBS Securities, Inc.	1/05/10	317
JPY	263,020,000	USD	2,862,578	Citibank, N.A.	1/05/10	(38,506)
SGD	2,120,000	USD	1,507,491	Citibank, N.A.	1/05/10	1,567
USD	2,197,445	JPY	203,000,000	Citibank, N.A.	1/05/10	17,814
USD	1,885,891	SGD	2,645,500	Royal Bank of Scotland	1/07/10	2,928
AUD	79,474,000	USD	72,620,162	Citibank, N.A.	1/27/10	(1,432,471)
AUD	498,000	USD	459,930	Citibank, N.A.	1/27/10	(13,854)
AUD	6,122,900	USD	5,424,602	Citibank, N.A.	1/27/10	59,898
CAD	12,445,000	USD	11,910,470	Citibank, N.A.	1/27/10	(10,751)

DECEMBER 31, 2009	11

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	11,035,000	USD	10,559,809	UBS Securities, Inc.	1/27/10	$(8,310)
CAD	15,914,000	USD	15,195,554	Deutsche Bank AG	1/27/10	21,170
CAD	3,965,000	USD	3,732,176	Deutsche Bank AG	1/27/10	59,097
CAD	4,553,500	USD	4,273,994	Royal Bank of Scotland	1/27/10	79,994
CAD	5,038,000	USD	4,690,011	Citibank, N.A.	1/27/10	127,248
CAD	10,119,500	USD	9,523,294	Deutsche Bank AG	1/27/10	152,817
CAD	12,572,780	USD	11,865,367	Bank of New York	1/27/10	156,534
CAD	23,490,000	USD	22,102,411	Deutsche Bank AG	1/27/10	358,369
CAD	15,876,000	USD	14,715,369	Barclays Bank, PLC	1/27/10	465,020
CHF	2,019,000	USD	1,940,967	Royal Bank of Scotland	1/27/10	11,109
EUR	46,627,000	USD	70,054,268	Citibank, N.A.	1/27/10	(3,213,975)
EUR	7,973,000	USD	11,950,906	Deutsche Bank AG	1/27/10	(521,526)
EUR	6,720,000	USD	10,133,491	Citibank, N.A.	1/27/10	(500,300)
EUR	7,000,000	USD	10,485,635	Citibank, N.A.	1/27/10	(451,061)
EUR	5,534,000	USD	8,209,153	Citibank, N.A.	1/27/10	(276,106)
EUR	1,813,000	USD	2,723,115	Citibank, N.A.	1/27/10	(124,161)
EUR	1,932,400	USD	2,873,539	Citibank, N.A.	1/27/10	(103,423)
EUR	1,265,000	USD	1,877,623	Deutsche Bank AG	1/27/10	(64,232)
EUR	6,011,000	USD	8,654,572	Citibank, N.A.	1/27/10	(37,740)
EUR	5,103,400	USD	7,304,527	Citibank, N.A.	1/27/10	11,250
GBP	6,276,508	USD	10,487,048	Citibank, N.A.	1/27/10	(350,882)
GBP	6,695,000	USD	11,108,545	Citibank, N.A.	1/27/10	(296,540)
GBP	6,695,000	USD	11,108,545	Citibank, N.A.	1/27/10	(296,540)
GBP	3,529,000	USD	5,886,104	Deutsche Bank AG	1/27/10	(186,990)
GBP	9,660,000	USD	15,760,773	Citibank, N.A.	1/27/10	(160,480)
GBP	4,791,300	USD	7,791,181	Morgan Stanley & Co.	1/27/10	(53,532)
GBP	1,259,300	USD	2,047,150	Citibank, N.A.	1/27/10	(13,459)
GBP	4,337,000	USD	6,981,516	Citibank, N.A.	1/27/10	22,467
HKD	74,783,000	USD	9,652,579	Deutsche Bank AG	1/27/10	(5,460)
HKD	3,114,000	USD	402,063	UBS Securities, Inc.	1/27/10	(353)
JPY	3,037,569,000	USD	33,147,193	Citibank, N.A.	1/27/10	(527,777)
JPY	418,127,000	USD	4,685,511	Deutsche Bank AG	1/27/10	(195,387)
JPY	319,498,000	USD	3,539,669	Citibank, N.A.	1/27/10	(108,690)
JPY	287,822,400	USD	3,184,017	Citibank, N.A.	1/27/10	(93,190)
JPY	172,196,200	USD	1,929,886	Citibank, N.A.	1/27/10	(80,730)
JPY	203,000,000	USD	2,197,709	Citibank, N.A.	1/27/10	(17,762)
NOK	40,750,000	USD	7,334,209	Citibank, N.A.	1/27/10	(304,465)
SEK	143,489,000	USD	21,085,785	Deutsche Bank AG	1/27/10	(1,027,386)
USD	66,065,146	AUD	75,263,900	Citibank, N.A.	1/27/10	(1,351,408)
USD	1,889,355	AUD	2,045,000	Citibank, N.A.	1/27/10	57,576
USD	7,936,130	AUD	8,786,000	Deutsche Bank AG	1/27/10	66,197
USD	18,084,205	CAD	19,200,000	Citibank, N.A.	1/27/10	(274,543)
USD	16,987,494	CAD	18,000,000	Citibank, N.A.	1/27/10	(223,831)
USD	26,578d,724	CAD	27,926,000	Citibank, N.A.	1/27/10	(123,691)
USD	2,964,048	CAD	3,177,000	BNP Paribas	1/27/10	(73,751)
USD	6,416,921	CAD	6,777,000	Citibank, N.A.	1/27/10	(63,143)
USD	5,582,778	CAD	5,900,500	Citibank, N.A.	1/27/10	(59,190)
USD	18,115,084	CAD	18,977,000	UBS Securities, Inc.	1/27/10	(30,434)
USD	2,864,235	CAD	3,009,500	Royal Bank of Scotland	1/27/10	(13,403)
USD	636,641	CAD	673,000	Citibank, N.A.	1/27/10	(6,871)
USD	3,720,171	CHF	3,820,500	Citibank, N.A.	1/27/10	26,309
USD	9,228,159	CHF	9,212,000	Citibank, N.A.	1/27/10	321,508
USD	13,643,104	CHF	13,763,000	Barclays Bank, PLC	1/27/10	336,305
USD	3,452,364	DKK	17,165,000	Citibank, N.A.	1/27/10	146,738
USD	4,326,794	DKK	21,527,000	Citibank, N.A.	1/27/10	181,138
USD	11,164,278	DKK	55,382,000	Citibank, N.A.	1/27/10	498,847
USD	105,607,282	EUR	73,905,000	Citibank, N.A.	1/27/10	(336,311)
USD	9,799,572	EUR	6,745,500	Citibank, N.A.	1/27/10	129,827
USD	4,544,284	EUR	3,027,000	Deutsche Bank AG	1/27/10	205,047
USD	10,348,333	EUR	6,930,000	Citibank, N.A.	1/27/10	414,105
USD	10,487,048	EUR	7,000,000	Citibank, N.A.	1/27/10	452,475
USD	10,927,318	EUR	7,286,000	Citibank, N.A.	1/27/10	482,760
USD	13,042,172	EUR	8,641,000	Citibank, N.A.	1/27/10	655,208
USD	424,719	GBP	253,000	Citibank, N.A.	1/27/10	16,140
USD	2,356,104	GBP	1,403,000	Citibank, N.A.	1/27/10	90,347
USD	8,587,622	GBP	5,239,000	Citibank, N.A.	1/27/10	126,966
USD	3,632,206	GBP	2,162,500	Citibank, N.A.	1/27/10	139,905
USD	8,657,804	GBP	5,222,000	Citibank, N.A.	1/27/10	224,602
USD	11,819,829	GBP	7,115,000	Citibank, N.A.	1/27/10	329,551
USD	10,485,635	GBP	6,269,186	Citibank, N.A.	1/27/10	361,293
USD	2,828,396	HKD	21,932,000	Citibank, N.A.	1/27/10	(865)
USD	1,380,102	HKD	10,691,000	Deutsche Bank AG	1/27/10	947
USD	5,218,559	HKD	40,445,500	UBS Securities, Inc.	1/27/10	1,028
USD	6,688,901	HKD	51,841,500	Citibank, N.A.	1/27/10	1,270
USD	2,745,020	HKD	21,261,000	Deutsche Bank AG	1/27/10	2,319
USD	3,473,978	HKD	26,907,000	Deutsche Bank AG	1/27/10	2,934
USD	1,335,554	JPY	121,753,000	Citibank, N.A.	1/27/10	28,090
USD	2,030,473	JPY	185,138,500	UBS Securities, Inc.	1/27/10	42,334
USD	1,809,108	JPY	159,693,000	Citibank, N.A.	1/27/10	94,219
USD	4,893,595	JPY	437,343,000	Deutsche Bank AG	1/27/10	197,117
USD	5,684,391	JPY	509,388,500	Royal Bank of Scotland	1/27/10	214,242
USD	7,134,417	JPY	629,150,000	Citibank, N.A.	1/27/10	378,190
USD	12,661,667	JPY	1,137,685,000	Deutsche Bank AG	1/27/10	444,457
USD	50,700,983	JPY	4,560,741,000	Deutsche Bank AG	1/27/10	1,724,742
USD	8,586,955	NOK	47,959,000	Deutsche Bank AG	1/27/10	313,594
USD	1,703,077	NZD	2,260,000	Deutsche Bank AG	1/27/10	65,552
USD	1,507,020	SGD	2,120,000	Citibank, N.A.	1/27/10	(1,555)
USD	1,512,177	SGD	2,122,000	Citibank, N.A.	1/27/10	2,179

12	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,200,205	SGD	4,490,000	Royal Bank of Scotland	1/27/10	$5,158
USD	11,502,350	SGD	16,051,000	Deutsche Bank AG	1/27/10	80,591
USD	6,141,585	ZAR	46,873,500	UBS Securities, Inc.	1/27/10	(176,552)
ZAR	25,838,000	USD	3,478,656	Citibank, N.A.	1/27/10	4,080

Total						$(2,839,675)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Australia	—	$33,671,328	—	$33,671,328
Belgium	—	10,586,373	—	10,586,373
Bermuda	$11,304,330	2,700,010	—	14,004,340
Brazil	32,838,778	—	—	32,838,778
Canada	149,965,584	—	—	149,965,584
China	12,955,292	43,902,244	—	56,857,536
Denmark	—	37,164,361	—	37,164,361
Finland	—	10,417,710	—	10,417,710
France	—	138,497,110	—	138,497,110
Germany	—	79,022,625	—	79,022,625
Hong Kong	—	48,539,470	—	48,539,470
India	12,336,762	20,982,490	—	33,319,252
Ireland	12,432,244	—	—	12,432,244
Israel	14,230,394	—	—	14,230,394
Italy	—	44,158,545	—	44,158,545
Japan	—	283,743,028	—	283,743,028
Luxembourg	—	14,639,705	—	14,639,705
Malaysia	—	16,242,668	—	16,242,668
Mexico	9,240,840	—	—	9,240,840
Netherlands	10,305,407	47,338,079	—	57,643,486
New
Zealand	—	7,810,461	—	7,810,461
Norway	—	36,156,360	—	36,156,360
Philippines	5,854,011	—	—	5,854,011
Russia	17,003,580	—	—	17,003,580
Singapore	—	47,544,231	—	47,544,231
South Africa	—	15,395,539	—	15,395,539
South Korea	—	61,552,579	—	61,552,579
Spain	—	24,703,428	—	24,703,428
Sweden	—	8,230,231	—	8,230,231
Switzerland	11,244,665	113,932,641	—	125,177,306
Taiwan.	36,283,642	21,044,675	—	57,328,317
Thailand	—	3,971,396	—	3,971,396
United Kingdom	5,317,627	211,863,298	—	217,180,925
United States	27,121,857	—	—	27,121,857
Warrants	18,427	—	—	18,427
Short-Term Securities	65,524,421	35,379,375	—	100,903,796
Other Financial Instruments[1]:
Assets	20,412	10,393,788	—	10,414,200
Liabilities	(40,794)	(13,213,081)	—	(13,253,875)

Total	$433,957,479	$1,416,370,667	—	$1,850,328,146

[1]	Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

DECEMBER 31, 2009	13

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Building Products — 0.5%
Asahi Glass Co. Ltd.	91,600	$871,306

Communications Equipment — 9.8%
Anaren, Inc. (a)	16,300	245,315
Blue Coat Systems, Inc. (a)	33,000	941,820
Cisco Systems, Inc. (a)	174,000	4,165,560
F5 Networks, Inc. (a)	23,300	1,234,434
JDS Uniphase Corp. (a)	89,000	734,250
Juniper Networks, Inc. (a)	57,300	1,528,191
Motorola, Inc. (a)	147,200	1,142,272
Nokia Oyj - ADR	48,600	624,510
Polycom, Inc. (a)	37,300	931,381
QUALCOMM, Inc.	70,500	3,261,330
Riverbed Technology, Inc. (a)	34,000	780,980
Tellabs, Inc. (a)	78,900	448,152

		16,038,195

Computers & Peripherals — 18.2%
Apple, Inc. (a)	45,100	9,509,786
Compellent Technologies, Inc. (a)	11,400	258,552
EMC Corp. (a)	158,500	2,768,995
Fujitsu Ltd.	54,000	350,374
Hewlett-Packard Co.	104,600	5,387,946
International Business Machines Corp.	37,200	4,869,480
NetApp, Inc. (a)(b)	51,900	1,784,841
QLogic Corp. (a)	40,900	771,783
SanDisk Corp. (a)	25,300	733,447
Seagate Technology (a)	64,800	1,178,712
Teradata Corp. (a)	33,600	1,056,048
Western Digital Corp. (a)	27,500	1,214,125

		29,884,089

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	44,800	1,255,744
Verizon Communications, Inc.	35,900	1,189,367
Vimpel-Communications - ADR	70,300	1,306,877

		3,751,988

Electronic Equipment, Instruments & Components — 5.1%
Agilent Technologies, Inc. (a)	34,100	1,059,487
Amphenol Corp. - Class A	26,400	1,219,152
Arrow Electronics, Inc. (a)	22,600	669,186
AU Optronics Corp. - ADR (b)	85,656	1,027,015
Corning, Inc.	68,200	1,316,942
Hitachi Ltd. (a)	190,100	584,392
Hollysys Automation Technologies Ltd. (a)	35,800	429,958
Nidec Corp.	11,700	1,081,348
TTM Technologies, Inc. (a)	45,200	521,156
Vishay Intertechnology, Inc. (a)	53,800	449,230

		8,357,866

Health Care Equipment & Supplies — 2.0%
Alcon, Inc.	4,700	772,445
Covidien Plc	16,400	785,396
Medtronic, Inc.	38,600	1,697,628

		3,255,469

Household Durables — 0.4%
Panasonic Corp.	45,200	650,717

Internet & Catalog Retail — 1.5%
Amazon.com, Inc. (a)	9,700	1,304,844

Internet & Catalog Retail (concluded)
priceline.com, Inc. (a)(b)	5,500	1,201,750

		2,506,594

Internet Software & Services — 7.7%
Baidu, Inc. - ADR (a)	2,300	945,829
eBay, Inc. (a)	95,600	2,250,424
Google, Inc. - Class A (a)	8,800	5,455,824
NetEase.com, Inc. - ADR (a)	15,800	594,238
Open Text Corp. (a)(b)	29,100	1,182,915
Yahoo!, Inc. (a)	131,500	2,206,570

		12,635,800

IT Services — 3.8%
Accenture Plc - Class A	22,700	942,050
Automatic Data Processing, Inc.	28,000	1,198,960
Cognizant Technology Solutions Corp. (a)	26,000	1,177,800
Computer Sciences Corp. (a)	23,300	1,340,449
Convergys Corp. (a)	65,400	703,050
The Western Union Co.	45,500	857,675

		6,219,984

Life Sciences Tools & Services — 0.9%
Millipore Corp. (a)	11,100	803,085
Thermo Fisher Scientific, Inc. (a)	16,000	763,040

		1,566,125

Office Electronics — 0.5%
Konica Minolta Holdings, Inc.	75,400	777,014

Pharmaceuticals — 1.0%
Novartis AG	15,200	830,061
Pfizer, Inc.	46,200	840,378

		1,670,439

Semiconductors & Semiconductor Equipment — 22.3%
Advanced Semiconductor Engineering, Inc.	346,300	310,837
Altera Corp.	54,900	1,242,387
Applied Materials, Inc.	171,500	2,390,710
ARM Holdings Plc	355,500	1,015,107
ASM Pacific Technology Ltd.	110,400	1,043,795
ASML Holding NV	23,700	807,933
Atheros Communications, Inc. (a)	23,800	814,912
Avago Technologies Ltd. (a)	22,400	409,696
Broadcom Corp. - Class A (a)	87,900	2,764,455
Cavium Networks, Inc. (a)	31,200	743,496
Disco Corp.	11,900	745,385
Intel Corp.	196,100	4,000,440
KLA-Tencor Corp.	51,200	1,851,392
Lam Research Corp. (a)	55,900	2,191,839
Marvell Technology Group Ltd. (a)	113,500	2,355,125
Micron Technology, Inc. (a)	144,700	1,528,032
Netlogic Microsystems, Inc. (a)	18,000	832,680
Novellus Systems, Inc. (a)	51,300	1,197,342
NVIDIA Corp. (a)	60,500	1,130,140
PMC-Sierra, Inc. (a)	87,000	753,420
Samsung Electronics Co. Ltd.	1,800	1,234,319
Siliconware Precision Industries Co. - ADR	96,000	672,960
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	85,800	981,552
Teradyne, Inc. (a)(b)	90,700	973,211
Texas Instruments, Inc.	132,900	3,463,374

14	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment (concluded)
Xilinx, Inc.	44,900	$1,125,194

		36,579,733

Software — 20.3%
Adobe Systems, Inc. (a)	57,400	2,111,172
ArcSight, Inc. (a)	18,900	483,462
Ariba, Inc. (a)	74,000	926,480
AsiaInfo Holdings, Inc. (a)	40,900	1,246,223
Autodesk, Inc. (a)	27,300	693,693
BMC Software, Inc. (a)	35,800	1,435,580
CA, Inc.	31,700	711,982
Check Point Software Technologies (a)	55,700	1,887,116
Citrix Systems, Inc. (a)	37,000	1,539,570
CommVault Systems, Inc. (a)	35,300	836,257
Electronic Arts, Inc. (a)	29,400	521,850
Fortinet, Inc. (a)	13,600	238,952
Intuit, Inc. (a)	31,800	976,578
Longtop Financial Technologies Ltd. - ADR (a)	12,500	462,750
Manhattan Associates, Inc. (a)	19,100	458,973
McAfee, Inc. (a)	20,100	815,457
Microsoft Corp.	184,900	5,637,601
Oracle Corp.	148,500	3,644,190
Perfect World Co. Ltd - ADR (a)	11,300	445,672
Progress Software Corp. (a)	35,000	1,022,350
Red Hat, Inc. (a)	39,400	1,217,460
Software AG	4,200	457,708
SuccessFactors, Inc. (a)	25,600	424,448
Sybase, Inc. (a)(b)	40,700	1,766,380
Symantec Corp. (a)	72,300	1,293,447
Synopsys, Inc. (a)	26,200	583,736
Taleo Corp. - Class A (a)	17,100	402,192
VMware, Inc. - Class A (a)	25,400	1,076,452

		33,317,731

Wireless Telecommunication Services — 0.8%
American Tower Corp. - Class A (a)	29,500	1,274,695

Total Long-Term Investments (Cost — $128,612,190) — 97.1%		159,357,745

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11% (c)(d)	4,592,894	4,592,894
BlackRock Liquidity Series, LLC Money Market Series,
0.29% (c)(d)(e)	5,349,500	5,349,500

Total Short-Term Securities (Cost — $9,942,394) — 6.0%		9,942,394

Total Investments (Cost — $138,554,584*) — 103.1%		169,300,139
Liabilities in Excess of Other Assets — (3.1)%		(5,128,654)

Net Assets — 100.0%		$164,171,485

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$144,574,223

Gross unrealized appreciation.	$27,981,757
Gross unrealized depreciation.	(3,255,841)

Net unrealized appreciation	$24,725,916

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(119,351)	$1,885
BlackRock Liquidity Series, LLC Money Market Series	$4,329,900	$1,480

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	20,670	CHF	21,000	Citibank, N.A.	1/27/10	$366
USD	717,693	CHF	724,000	Barclays Bank, Plc	1/27/10	17,691
USD	154,751	EUR	103,000	Deutsche Bank AG	1/27/10	7,099
USD	268,788	EUR	180,000	Citibank, N.A.	1/27/10	10,756
USD	74,214	GBP	45,000	Citibank, N.A.	1/27/10	1,542
USD	626,164	GBP	382,000	Citibank, N.A.	1/27/10	9,258
USD	79,532	HKD	616,000	Deutsche Bank AG	1/27/10	67
USD	490,587	JPY	43,722,500	Citibank, N.A.	1/27/10	21,066
USD	4,130,850	JPY	376,950,000	Citibank, N.A.	1/27/10	82,913

Total						$150,758

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

DECEMBER 31, 2009	15

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Long-Term Investments:
Building Products	—	$871,306		$871,306
Communications Equipment	$16,038,195	—	—	16,038,195
Computers & Peripherals	29,533,715	350,374	—	29,884,089
Diversified Telecommunication Services	3,751,988	—	—	3,751,988
Electronic Equipment, Instruments & Components	6,692,126	1,665,740	—	8,357,866
Health Care Equipment & Supplies	3,255,469	—	—	3,255,469
Household Durables	—	650,717	—	650,717
Internet & Catalog Retail	2,506,594	—	—	2,506,594
Internet Software & Services	12,635,800	—	—	12,635,800
IT Services	6,219,984	—		6,219,984
Life Sciences Tools & Services	1,566,125	—	—	1,566,125
Office Electronics	—	777,014	—	777,014
Pharmaceuticals	840,378	830,061	—	1,670,439
Semiconductors & Semiconductor Equipment	32,230,290	4,349,443	—	36,579,733
Software	32,860,023	457,708	—	33,317,731
Wireless Telecommunication Services	1,274,695	—	—	1,274,695
Short-Term Securities	4,592,894	5,349,500	—	9,942,394
Other Financial Instruments[1]:
Assets	—	150,758	—	150,758

Total	$153,998,276	$15,452,621	—	$169,450,897

[1]	Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

16	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Air Freight & Logistics — 1.6%
Atlas Air Worldwide Holdings, Inc. (a)	800,400	$29,814,900
UTi Worldwide, Inc.	839,100	12,015,912

		41,830,812

Airlines — 0.3%
US Airways Group, Inc. (a)(b)	1,629,000	7,884,360

Auto Components — 1.2%
ArvinMeritor, Inc. (a)(b)	342,100	3,824,678
The Goodyear Tire & Rubber Co. (a)	1,251,200	17,641,920
Tenneco, Inc. (a)	607,500	10,770,975

		32,237,573

Biotechnology — 0.9%
Amylin Pharmaceuticals, Inc. (a)	978,500	13,884,915
Human Genome Sciences, Inc. (a)	85,200	2,607,120
Vertex Pharmaceuticals, Inc. (a)	185,100	7,931,535

		24,423,570

Building Products — 0.4%
Owens Corning (a)	401,500	10,294,460

Capital Markets — 3.0%
Ameriprise Financial, Inc.	450,600	17,492,292
Greenhill & Co., Inc. (b)	123,600	9,917,664
Invesco Ltd.	580,200	13,628,898
State Street Corp.	171,000	7,445,340
Stifel Financial Corp. (a)	246,900	14,626,356
TD Ameritrade Holding Corp. (a)	811,400	15,724,932

		78,835,482

Chemicals — 3.4%
Agrium, Inc.	293,200	18,031,800
Airgas, Inc.	515,700	24,547,320
Celanese Corp. - Series A	452,800	14,534,880
Rockwood Holdings, Inc. (a)	769,800	18,136,488
Terra Industries, Inc.	481,900	15,512,361

		90,762,849

Commercial Banks — 2.4%
Comerica, Inc.	430,500	12,729,885
Fifth Third Bancorp	1,409,800	13,745,550
First Horizon National Corp. (a)(b)	1,057,464	14,170,016
Iberiabank Corp.	206,700	11,122,527
SunTrust Banks, Inc.	299,500	6,076,855
Texas Capital Bancshares, Inc. (a)	304,500	4,250,820

		62,095,653

Commercial Services & Supplies — 0.5%
The GEO Group, Inc. (a)	557,200	12,191,536

Communications Equipment — 1.9%
F5 Networks, Inc. (a)(b)	335,100	17,753,598
Juniper Networks, Inc. (a)(b)	386,200	10,299,954
Tekelec (a)(b)	891,600	13,623,648
Tellabs, Inc. (a)	1,471,300	8,356,984

		50,034,184

Computers & Peripherals — 0.7%
Western Digital Corp. (a)	433,400	19,134,610

Construction & Engineering — 0.8%
Foster Wheeler AG (a)	756,600	22,274,304

Containers & Packaging — 0.0%
Crown Holdings, Inc. (a)	3,800	97,204

Diversified Consumer Services — 0.3%
ITT Educational Services, Inc. (a)(b)	81,700	7,839,932

Electric Utilities — 3.6%
Allegheny Energy, Inc.	570,900	13,404,732
DPL, Inc.	958,400	26,451,840
Edison International	352,300	12,252,994
Northeast Utilities	503,300	12,980,107
NV Energy, Inc.	1,472,200	18,225,836
Portland General Electric Co.	587,100	11,982,711

		95,298,220

Electrical Equipment — 1.3%
AMETEK, Inc.	643,500	24,607,440
GrafTech International Ltd. (a)	700,700	10,895,885

		35,503,325

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. - Class A	462,500	21,358,250
Avnet, Inc. (a)	475,700	14,347,112
Jabil Circuit, Inc. (b)	765,900	13,303,683
Plexus Corp. (a)	422,400	12,038,400
Vishay Intertechnology, Inc. (a)	1,009,300	8,427,655

		69,475,100

Energy Equipment & Services — 3.1%
Complete Production Services, Inc. (a)	939,900	12,218,700
Helmerich & Payne, Inc. (b)	371,600	14,819,408
Key Energy Services, Inc. (a)	1,302,300	11,447,217
Lufkin Industries, Inc.	180,600	13,219,920
Nabors Industries Ltd. (a)	677,300	14,826,097
Patterson-UTI Energy, Inc.	971,300	14,909,455

		81,440,797

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club, Inc. (a)	362,600	11,860,646
SUPERVALU, Inc.	713,800	9,072,398

		20,933,044

Food Products — 2.6%
Bunge Ltd. (b)	193,500	12,351,105
ConAgra Foods, Inc.	505,500	11,651,775
Flowers Foods, Inc.	479,900	11,402,424
The J.M. Smucker Co.	197,300	12,183,275
McCormick & Co., Inc.	344,500	12,446,785
Smithfield Foods, Inc. (a)(b)	563,500	8,559,565

		68,594,929

Gas Utilities — 0.6%
AGL Resources, Inc.	418,100	15,248,107

Health Care Equipment & Supplies — 4.0%
Beckman Coulter, Inc.	197,800	12,944,032
C.R. Bard, Inc.	218,700	17,036,730
CareFusion Corp. (a)(b)	301,800	7,548,018
The Cooper Cos., Inc.	453,300	17,279,796
Gen-Probe, Inc. (a)	312,444	13,403,848
Hill-Rom Holdings, Inc.	134,900	3,236,251
Immucor, Inc. (a)	130,800	2,647,392
Inverness Medical Innovations, Inc. (a)	151,400	6,284,614
Varian Medical Systems, Inc. (a)(b)	335,500	15,718,175
Zimmer Holdings, Inc. (a)	171,400	10,131,454

		106,230,310

DECEMBER 31, 2009	17

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	581,100	$15,149,277
CIGNA Corp.	354,100	12,489,107
DaVita, Inc. (a)	107,400	6,308,676
Health Net, Inc. (a)	204,400	4,760,476
Henry Schein, Inc. (a)	49,900	2,624,740
Humana, Inc. (a)	90,000	3,950,100
MEDNAX, Inc. (a)	68,300	4,106,196

		49,388,572

Health Care Technology — 0.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)(b)	558,100	11,290,363
Cerner Corp. (a)(b)	107,500	8,862,300

		20,152,663

Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp. (a)(b)	688,300	10,283,202

Household Durables — 3.4%
Black & Decker Corp.	243,600	15,792,588
Fortune Brands, Inc.	491,400	21,228,480
Jarden Corp. (b)	569,000	17,587,790
Pulte Homes, Inc. (a)(b)	892,800	8,928,000
Toll Brothers, Inc. (a)(b)	440,300	8,282,043
Whirlpool Corp. (b)	205,900	16,607,894

		88,426,795

Household Products — 1.0%
Church & Dwight Co., Inc.	222,000	13,419,900
Energizer Holdings, Inc. (a)	192,200	11,778,016

		25,197,916

Independent Power Producers & Energy Traders — 0.8%
The AES Corp. (a)	779,300	10,372,483
RRI Energy, Inc. (a)	1,749,500	10,007,140

		20,379,623

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd.	156,100	7,191,527
Arch Capital Group Ltd. (a)	113,400	8,113,770
AXIS Capital Holdings Ltd.	263,000	7,471,830
Cincinnati Financial Corp.	223,000	5,851,520
The Hanover Insurance Group, Inc.	261,600	11,622,888
PartnerRe Ltd.	133,000	9,929,780
Principal Financial Group, Inc.	201,200	4,836,848
RenaissanceRe Holdings Ltd.	133,900	7,116,785
XL Capital Ltd. - Class A (b)	666,200	12,211,446

		74,346,394

Internet & Catalog Retail — 0.7%
priceline.com, Inc. (a)(b)	81,400	17,785,900

IT Services — 0.7%
Global Payments, Inc.	319,600	17,213,656

Life Sciences Tools & Services — 1.8%
Life Technologies Corp. (a)	280,700	14,660,961
Mettler-Toledo International, Inc. (a)	63,300	6,645,867
Millipore Corp. (a)	118,900	8,602,415
PerkinElmer, Inc.	378,700	7,797,433
Thermo Fisher Scientific, Inc. (a)	194,000	9,251,860

		46,958,536

Machinery — 2.7%
Ingersoll-Rand Plc	745,900	26,658,466
Parker Hannifin Corp.	332,600	17,920,488
Snap-On, Inc.	319,800	13,514,748
Wabtec Corp. (b)	288,700	11,790,508

		69,884,210

Marine — 0.7%
Kirby Corp. (a)(b)	499,600	17,401,068

Media — 1.7%
CBS Corp. - Class B	982,700	13,806,935
The Interpublic Group of Cos., Inc. (a)	1,525,800	11,260,404
Liberty Global, Inc. - Class A (a)	624,000	13,671,840
Lions Gate Entertainment Corp. (a)(b)	929,300	5,399,233

		44,138,412

Metals & Mining — 2.1%
Cliffs Natural Resources, Inc.	386,500	17,813,785
Coeur d’Alene Mines Corp. (a)(b)	572,100	10,332,126
Compass Minerals International, Inc.	185,900	12,490,621
Royal Gold, Inc. (b)	339,000	15,966,900

		56,603,432

Multiline Retail — 1.4%
Macy’s, Inc. (b)	843,200	14,132,032
Nordstrom, Inc. (b)	240,000	9,019,200
Saks, Inc. (a)(b)	1,941,200	12,734,272

		35,885,504

Multi-Utilities — 2.3%
Alliant Energy Corp.	504,300	15,260,118
CMS Energy Corp.	1,078,900	16,895,574
MDU Resources Group, Inc.	439,100	10,362,760
Wisconsin Energy Corp.	343,500	17,116,605

		59,635,057

Oil, Gas & Consumable Fuels — 4.0%
Alpha Natural Resources, Inc. (a)	456,900	19,820,322
Concho Resources, Inc. (a)	140,300	6,299,470
CONSOL Energy, Inc.	345,100	17,185,980
Forest Oil Corp. (a)	771,400	17,163,650
Massey Energy Co.	358,000	15,039,580
SandRidge Energy, Inc. (a)(b)	1,428,800	13,473,584
Ultra Petroleum Corp. (a)	314,800	15,695,928

		104,678,514

Paper & Forest Products — 0.9%
Domtar Corp. (a)(b)	424,100	23,499,381

Personal Products — 0.5%
Herbalife Ltd.	325,200	13,193,364

Pharmaceuticals — 0.8%
Mylan, Inc. (a)(b)	802,400	14,788,232
Watson Pharmaceuticals, Inc. (a)	134,800	5,339,428

		20,127,660

Professional Services — 2.4%
Manpower, Inc.	376,000	20,522,080
Monster Worldwide, Inc. (a)(b)	923,400	16,067,160
Robert Half International, Inc.	488,800	13,065,624
Watson Wyatt Worldwide, Inc. - Class A	264,835	12,584,959

		62,239,823

Real Estate Investment Trusts (REITs) — 5.5%
AMB Property Corp. (b)	252,500	6,451,375
Boston Properties, Inc. (b)	218,900	14,681,623
Federal Realty Investment Trust (b)	128,600	8,708,792
Health Care REIT, Inc.	228,800	10,140,416

18	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Real Estate Investment Trusts (REITs) (concluded)
Hospitality Properties Trust	745,600	$17,678,176
LaSalle Hotel Properties	802,700	17,041,321
Mack-Cali Realty Corp.	397,100	13,727,747
Rayonier, Inc.	267,400	11,273,584
SL Green Realty Corp. (b)	387,100	19,447,904
Taubman Centers, Inc. (b)	443,600	15,929,676
Washington Real Estate Investment Trust (b)	372,100	10,251,355

		145,331,969

Real Estate Management & Development — 1.2%
CB Richard Ellis Group, Inc. - Class A (a)(b)	1,151,800	15,629,926
Jones Lang LaSalle, Inc.	258,900	15,637,560

		31,267,486

Road & Rail — 1.0%
Kansas City Southern (a)(b)	492,400	16,391,996
Ryder System, Inc.	273,400	11,255,878

		27,647,874

Semiconductors & Semiconductor Equipment — 4.8%
Avago Technologies Ltd. (a)	400,100	7,317,829
Cavium Networks, Inc. (a)(b)	193,500	4,611,105
International Rectifier Corp. (a)	679,800	15,037,176
Lam Research Corp. (a)	552,800	21,675,288
Netlogic Microsystems, Inc. (a)(b)	325,000	15,034,500
Novellus Systems, Inc. (a)	832,300	19,425,882
NVIDIA Corp. (a)(b)	816,900	15,259,692
PMC-Sierra, Inc. (a)	1,359,700	11,775,002
Teradyne, Inc. (a)(b)	1,590,200	17,062,846

		127,199,320

Software — 5.0%
Advent Software, Inc. (a)(b)	193,500	7,881,255
Ariba, Inc. (a)	1,004,100	12,571,332
Autodesk, Inc. (a)	458,700	11,655,567
BMC Software, Inc. (a)	289,600	11,612,960
Citrix Systems, Inc. (a)	382,500	15,915,825
Red Hat, Inc. (a)	424,800	13,126,320
Rovi Corp. (a)(b)	326,700	10,411,929
Solera Holdings, Inc.	379,500	13,665,795
Sybase, Inc. (a)(b)	579,600	25,154,640
TIBCO Software, Inc. (a)	1,064,600	10,252,098

		132,247,721

Specialty Retail — 4.2%
American Eagle Outfitters, Inc.	470,400	7,987,392
Chico’s FAS, Inc. (a)	866,100	12,168,705
Dick’s Sporting Goods, Inc. (a)(b)	688,300	17,118,021
GameStop Corp. - Class A (a)(b)	424,300	9,309,142
Guess?, Inc.	387,000	16,370,100
hhgregg, Inc. (a)(b)	418,800	9,226,164
Penske Auto Group, Inc. (a)(b)	576,700	8,754,306
Ross Stores, Inc.	283,500	12,108,285
Rue21, Inc. (a)	132,800	3,730,352
Urban Outfitters, Inc. (a)	403,800	14,128,962

		110,901,429

Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp. (a)	94,500	9,612,540
VF Corp. (b)	282,400	20,682,976

		30,295,516

Thrifts & Mortgage Finance — 1.1%
First Niagara Financial Group, Inc.	565,800	7,870,278
Hudson City Bancorp, Inc. (b)	735,500	10,098,415
People’s United Financial, Inc.	680,400	11,362,680

		29,331,373

Tobacco — 0.6%
Lorillard, Inc.	208,000	16,687,840

Wireless Telecommunication Services — 2.1%
American Tower Corp. - Class A (a)	436,000	18,839,560
NII Holdings, Inc. (a)	400,700	13,455,506
NTELOS Holdings Corp.	400,200	7,131,564
SBA Communications Corp. - Class A (a)(b)	490,400	16,752,064

		56,178,694

Total Long-Term Investments (Cost — $2,118,335,516) — 96.4%		2,537,169,265

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11% (c)(d)	169,381,754	169,381,754
BlackRock Liquidity Series, LLC Money Market Series,
0.29% (c)(d)(e)	412,935,614	412,935,614

Total Short-Term Securities (Cost — $582,317,368) — 22.1%		582,317,368

Total Investments (Cost — $2,700,652,884*) — 118.5%		3,119,486,633
Liabilities in Excess of Other Assets — (18.5)%		(486,907,359)

Net Assets — 100.0%		$2,632,579,274

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,727,017,467

Gross unrealized appreciation.	$420,168,340
Gross unrealized depreciation.	(27,699,174)

Net unrealized appreciation	$392,469,166

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$90,670,147	$40,486
BlackRock Liquidity Series, LLC Money Market Series	$112,761,068	$124,046

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

DECEMBER 31, 2009	19

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$2,537,169,265
Short-Term Securities	169,381,754

Total Level 1	2,706,551,019

Level 2 - Short-Term Securities	412,935,614
Level 3	—

Total	$3,119,486,633

[1]	See above Schedule of Investments for values in each industry.

20	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 4.7%
BE Aerospace, Inc.(a)	191,400	$4,497,900
Precision Castparts Corp.	29,000	3,200,150
Spirit AeroSystems Holdings, Inc. - Class A(a)	193,600	3,844,896

		11,542,946

Biotechnology — 3.3%
Dendreon Corp.(a)(b)	154,300	4,055,004
OSI Pharmaceuticals, Inc.(a)	128,300	3,981,149

		8,036,153

Capital Markets — 3.2%
Greenhill & Co., Inc.(b)	21,600	1,733,184
Invesco Ltd.	170,407	4,002,860
Northern Trust Corp.	38,000	1,991,200

		7,727,244

Chemicals — 4.9%
Agrium, Inc.(b)	82,700	5,086,050
Airgas, Inc.	48,400	2,303,840
Celanese Corp. - Series A	139,400	4,474,740

		11,864,630

Commercial Banks — 0.6%
KeyCorp	287,500	1,595,625

Communications Equipment — 1.5%
Harris Corp.	52,281	2,485,962
Harris Stratex Networks, Inc. - Class A	—	—
Juniper Networks, Inc.(a)	47,600	1,269,492

		3,755,454

Construction & Engineering — 1.6%
Quanta Services, Inc.(a)	187,300	3,903,332

Containers & Packaging — 1.0%
Owens-Illinois, Inc.(a)	73,800	2,425,806

Diversified Consumer Services — 0.9%
Apollo Group, Inc. - Class A(a)	36,300	2,199,054

Diversified Financial Services — 2.4%
CME Group, Inc.	8,500	2,855,575
MSCI, Inc. - Class A(a)	91,900	2,922,420

		5,777,995

Electrical Equipment — 1.3%
AMETEK, Inc.	81,800	3,128,032

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. - Class A	82,800	3,823,704
Cogent, Inc.(a)	128,100	1,330,959

		5,154,663

Energy Equipment & Services — 3.2%
Noble Corp.	62,200	2,531,540
Rowan Cos., Inc.(a)	96,100	2,175,704
Superior Energy Services, Inc.(a)	123,700	3,004,673

		7,711,917

Health Care Equipment & Supplies — 3.6%
Gen-Probe, Inc.(a)(b)	50,900	2,183,610
Hologic, Inc.(a)	173,500	2,515,750
Inverness Medical Innovations, Inc.(a)	97,300	4,038,923

		8,738,283

Health Care Providers & Services — 7.5%
Aetna, Inc.	39,800	1,261,660
Humana, Inc.(a)	29,300	1,285,977
Lincare Holdings, Inc.(a)	117,900	4,376,448
Magellan Health Services, Inc.(a)	74,000	3,014,020
Medco Health Solutions, Inc.(a)	55,500	3,547,005
MEDNAX, Inc.(a)	82,400	4,953,888

		18,438,998

Hotels, Restaurants & Leisure — 3.9%
Bally Technologies, Inc.(a)	58,400	2,411,336
Darden Restaurants, Inc.	59,700	2,093,679
Scientific Games Corp. - Class A(a)	343,800	5,002,290

		9,507,305

Household Durables — 1.0%
NVR, Inc.(a)(b)	3,400	2,416,414

Household Products — 1.3%
Church & Dwight Co., Inc.(b)	51,800	3,131,310

IT Services — 8.2%
Alliance Data Systems Corp.(a)(b)	31,100	2,008,749
Amdocs Ltd.(a)	171,700	4,898,601
Fidelity National Information Services, Inc.	46,000	1,078,240
Gartner, Inc.(a)	193,500	3,490,740
Genpact Ltd.(a)	180,200	2,684,980
Lender Processing Services, Inc.	114,200	4,643,372
TeleTech Holdings, Inc.(a)	65,700	1,315,971

		20,120,653

Machinery — 2.3%
Joy Global, Inc.	42,300	2,182,257
Pentair, Inc.	102,900	3,323,670

		5,505,927

Media — 3.8%
CKX, Inc.(a)	365,500	1,926,185
DISH Network Corp. - Class A	131,900	2,739,563
DreamWorks Animation SKG, Inc. - Class A(a)	115,800	4,626,210

		9,291,958

Portfolio Abbreviation

ADR	American Depositary Receipts

DECEMBER 31, 2009	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Metals & Mining — 1.0%
Century Aluminum Co.(a)	147,757	$2,392,186

Oil, Gas & Consumable Fuels — 4.6%
CONSOL Energy, Inc.	81,500	4,058,700
Plains Exploration & Production Co.(a)	90,700	2,508,762
Ultra Petroleum Corp.(a)	44,000	2,193,840
The Williams Cos., Inc.	122,000	2,571,760

		11,333,062

Personal Products — 1.7%
Avon Products, Inc.	129,300	4,072,950

Pharmaceuticals — 3.2%
Allergan, Inc.	34,400	2,167,544
Medicis Pharmaceutical Corp. - Class A	121,200	3,278,460
Shire Plc - ADR(b)	40,856	2,398,247

		7,844,251

Professional Services — 2.7%
IHS, Inc. - Class A(a)	56,700	3,107,727
Manpower, Inc.	48,500	2,647,130
Verisk Analytics, Inc. - Class A(a)	30,000	908,400

		6,663,257

Real Estate Investment Trusts (REITs) — 0.7%
Chimera Investment Corp.	439,000	1,703,320

Semiconductors & Semiconductor Equipment — 6.8%
Broadcom Corp. - Class A(a)(b)	159,400	5,013,130
Lam Research Corp.(a)	127,000	4,979,670
ON Semiconductor Corp.(a)	300,300	2,645,643
PMC-Sierra, Inc.(a)	448,500	3,884,010

		16,522,453

Software — 6.0%
Adobe Systems, Inc.(a)(b)	141,300	5,197,014
Intuit, Inc.(a)	85,500	2,625,705
Salesforce.com, Inc.(a)	44,400	3,275,388
TiVo, Inc.(a)	343,800	3,499,884

		14,597,991

Specialty Retail — 6.2%
American Eagle Outfitters, Inc.	222,300	3,774,654
Bed Bath & Beyond, Inc.(a)	66,000	2,549,580
GameStop Corp. - Class A(a)(b)	154,700	3,394,118
Staples, Inc.	129,500	3,184,405
TJX Cos., Inc.	64,100	2,342,855

		15,245,612

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	66,300	2,421,939
lululemon athletica, Inc.(a)(b)	87,600	2,636,760

		5,058,699

Wireless Telecommunication Services — 1.3%
American Tower Corp. - Class A(a)	73,900	3,193,219

Total Long-Term Investments (Cost — $205,309,418) — 98.6%		240,600,699

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	3,695,384	3,695,384
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	31,348,850	31,348,850

Total Short-Term Securities (Cost — $35,044,234) — 14.3%		35,044,234

Total Investments (Cost — $240,353,652*) — 112.9%		275,644,933
Liabilities in Excess of Other Assets — (12.9)%		(31,578,176)

Net Assets — 100.0%		$244,066,757

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$246,847,471

Gross unrealized appreciation	$43,849,493
Gross unrealized depreciation	(15,052,031)

Net unrealized appreciation	$28,797,462

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(1,053,966)	$1,505
BlackRock Liquidity Series, LLC Money Market Series	$16,749,998	$7,241

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

2	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$240,600,699
Short-Term Securities	3,695,384

Total Level 1	244,296,083

Level 2 – Short-Term Securities	31,348,850
Level 3	—

Total	$275,644,933

[1]	See above Schedule of Investments for values in each industry.

DECEMBER 31, 2009	3

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Orbital Sciences Corp.(a)	355,300	$5,421,878

Auto Components — 1.0%
Cooper Tire & Rubber Co.	109,400	2,193,470
Federal Mogul Corp.(a)	282,073	4,879,863

		7,073,333

Beverages — 1.4%
Constellation Brands, Inc. - Class A(a)	216,700	3,452,031
Molson Coors Brewing Co. - Class B	140,400	6,340,464

		9,792,495

Building Products — 0.9%
Masco Corp.	451,300	6,232,453

Capital Markets — 1.9%
Freedom Pay, Inc.(a)	43,051	431
Invesco Ltd.	355,530	8,351,400
Morgan Stanley	99,700	2,951,120
TD Ameritrade Holding Corp.(a)	142,500	2,761,650

		14,064,601

Chemicals — 2.0%
Albemarle Corp.	191,700	6,972,129
FMC Corp.(b)	134,050	7,474,628

		14,446,757

Commercial Banks — 4.0%
City National Corp.(b)	153,600	7,004,160
Fifth Third Bancorp	720,600	7,025,850
KeyCorp	1,755,750	9,744,412
Zions Bancorporation(b)	385,690	4,948,403

		28,722,825

Commercial Services & Supplies — 1.2%
Corrections Corp. of America(a)	173,000	4,247,150
Republic Services, Inc.	161,060	4,559,609

		8,806,759

Computers & Peripherals — 0.6%
Dell, Inc.(a)	319,700	4,590,892

Construction & Engineering — 0.7%
Jacobs Engineering Group, Inc.(a)(b)	138,700	5,216,507

Consumer Finance — 0.9%
SLM Corp.(a)	609,100	6,864,557

Containers & Packaging — 1.8%
Owens-Illinois, Inc.(a)	255,640	8,402,887
Pactiv Corp.(a)	178,200	4,301,748

		12,704,635

Diversified Consumer Services — 0.8%
H&R Block, Inc.(b)	259,600	5,872,152

Diversified Financial Services — 2.3%
IntercontinentalExchange, Inc.(a)	23,300	2,616,590
NYSE Euronext	286,500	7,248,450
PHH Corp.(a)	442,650	7,131,091

		16,996,131

Electric Utilities — 3.4%
American Electric Power Co., Inc.	87,670	3,050,039
Entergy Corp.	100,900	8,257,656
Northeast Utilities	365,750	9,432,693
Westar Energy, Inc.(b)	193,800	4,211,274

		24,951,662

Electronic Equipment, Instruments & Components — 2.1%
Anixter International, Inc.(a)	210,975	9,936,922
Tech Data Corp.(a)	70,636	3,295,876
Tyco Electronics Ltd.	85,600	2,101,480

		15,334,278

Energy Equipment & Services — 0.9%
Noble Corp.	162,500	6,613,750

Food & Staples Retailing — 2.1%
The Kroger Co.	318,800	6,544,964
Safeway, Inc.	415,480	8,845,569

		15,390,533

Food Products — 2.2%
Del Monte Foods Co.	619,217	7,021,921
The J.M. Smucker Co.	142,800	8,817,900

		15,839,821

Gas Utilities — 2.3%
EQT Corp.	156,000	6,851,520
Questar Corp.	238,500	9,914,445

		16,765,965

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(a)	375,500	3,379,500
The Cooper Cos., Inc.	71,276	2,717,041
Hologic, Inc.(a)	181,390	2,630,155

		8,726,696

Health Care Providers & Services — 2.8%
MEDNAX, Inc.(a)	67,150	4,037,058
Universal Health Services, Inc. - Class B	231,600	7,063,800
WellPoint, Inc.(a)	155,500	9,064,095

		20,164,953

Hotels, Restaurants & Leisure — 3.4%
Bally Technologies, Inc.(a)	84,300	3,480,747
Darden Restaurants, Inc.	141,400	4,958,898
P.F. Chang’s China Bistro, Inc.(a)(b)	130,200	4,935,882
Scientific Games Corp. - Class A(a)	345,400	5,025,570
Starwood Hotels & Resorts Worldwide, Inc.	179,000	6,546,030

		24,947,127

Independent Power Producers & Energy Traders — 1.1%
NRG Energy, Inc.(a)(b)	326,290	7,703,707

Industrial Conglomerates — 0.5%
Textron, Inc.(b)	210,500	3,959,505

Insurance — 8.0%
AXIS Capital Holdings Ltd.	236,030	6,705,612
The Hanover Insurance Group, Inc.	212,399	9,436,888
HCC Insurance Holdings, Inc.	301,900	8,444,143
Lincoln National Corp.	143,600	3,572,768
Loews Corp.	251,600	9,145,660
RenaissanceRe Holdings Ltd.	64,500	3,428,175
The Travelers Cos., Inc.	94,950	4,734,207
W.R. Berkley Corp.	212,700	5,240,928

4	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Insurance (concluded)
XL Capital Ltd. - Class A	395,250	$7,244,932

		57,953,313

Internet & Catalog Retail — 0.4%
Expedia, Inc.(a)(b)	111,200	2,858,952

Internet Software & Services — 1.3%
eBay, Inc.(a)	89,920	2,116,717
Yahoo!, Inc.(a)	456,600	7,661,748

		9,778,465

IT Services — 1.8%
Amdocs Ltd.(a)	137,614	3,926,127
Fidelity National Information Services, Inc.	399,550	9,365,452

		13,291,579

Leisure Equipment & Products — 0.8%
Mattel, Inc.	280,400	5,602,392

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(a)	125,300	5,975,557

Machinery — 5.4%
AGCO Corp.(a)(b)	78,400	2,535,456
Danaher Corp.	92,300	6,940,960
Eaton Corp.	92,300	5,872,126
Navistar International Corp.(a)	92,700	3,582,855
Oshkosh Corp.	44,600	1,651,538
Parker Hannifin Corp.	101,000	5,441,880
The Stanley Works(b)	124,100	6,392,391
Terex Corp.(a)	335,500	6,646,255

		39,063,461

Media — 3.8%
Cablevision Systems Corp. - Class A	351,000	9,062,820
DIRECTV - Class A(a)	153,600	5,122,560
The Interpublic Group of Cos., Inc.(a)	787,100	5,808,798
Viacom, Inc. - Class B(a)	247,350	7,353,715

		27,347,893

Metals & Mining — 2.0%
Carpenter Technology Corp.	230,500	6,211,975
Freeport-McMoRan Copper & Gold, Inc.	20,700	1,662,003
Reliance Steel & Aluminum Co.	97,250	4,203,145
United States Steel Corp.	46,600	2,568,592

		14,645,715

Multiline Retail — 1.8%
Macy’s, Inc.	498,150	8,348,994
Saks, Inc.(a)(b)	710,800	4,662,848

		13,011,842

Multi-Utilities — 3.0%
CMS Energy Corp.	526,200	8,240,292
PG&E Corp.(b)	149,900	6,693,035
Wisconsin Energy Corp.	143,000	7,125,690

		22,059,017

Office Electronics — 1.1%
Xerox Corp.(b)	917,100	7,758,666

Oil, Gas & Consumable Fuels — 7.6%
Cimarex Energy Co.(b)	193,600	10,254,992
CONSOL Energy, Inc.	206,281	10,272,794
Newfield Exploration Co.(a)	198,800	9,588,124
Plains Exploration & Production Co.(a)	375,900	10,397,394
Southwestern Energy Co.(a)	120,280	5,797,496
Whiting Petroleum Corp.(a)(b)	123,200	8,805,104

		55,115,904

Paper & Forest Products — 1.6%
International Paper Co.	229,100	6,135,298
Weyerhaeuser Co.	122,100	5,267,394

		11,402,692

Personal Products — 0.9%
The Estee Lauder Cos., Inc. - Class A	135,100	6,533,436

Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities, Inc.(b)	103,500	6,654,015
Chimera Investment Corp.	2,133,210	8,276,855
MFA Financial, Inc.	1,158,400	8,514,240
Simon Property Group, Inc.(b)	103,806	8,283,719

		31,728,829

Real Estate Management & Development — 1.3%
Forestar Group, Inc.(a)	443,800	9,754,724

Road & Rail — 0.9%
Union Pacific Corp.	103,600	6,620,040

Semiconductors & Semiconductor Equipment — 1.0%
Micron Technology, Inc.(a)	349,160	3,687,130
ON Semiconductor Corp.(a)	390,700	3,442,067

		7,129,197

Software — 2.5%
Novell, Inc.(a)	1,339,100	5,557,265
Phase Metrics, Inc.(a)	108,409	2,168
Symantec Corp.(a)	215,450	3,854,400
Take-Two Interactive Software, Inc.(a)(b)	455,300	4,575,765
TiVo, Inc.(a)	404,200	4,114,756

		18,104,354

Specialty Retail — 2.3%
The Gap, Inc.	350,400	7,340,880
Limited Brands, Inc.	286,700	5,516,108
The Sherwin-Williams Co.	56,700	3,495,555

		16,352,543

Thrifts & Mortgage Finance — 2.0%
Astoria Financial Corp.(b)	512,120	6,365,652
People’s United Financial, Inc.(b)	478,000	7,982,600

		14,348,252

Water Utilities — 0.9%
American Water Works Co., Inc.	274,500	6,151,545

Wireless Telecommunication Services — 0.5%
Syniverse Holdings, Inc.(a)	208,600	3,646,328

Total Long-Term Investments (Cost — $557,769,049) — 98.3%		713,438,668

DECEMBER 31, 2009	5

Schedule of Investments (continued)	BlackRock Mid-Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	13,834,865	$13,834,865
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	100,581,159	100,581,159

Total Short-Term Securities (Cost — $114,416,024) — 15.8%		114,416,024

Total Investments Before Outstanding Options Written (Cost — $672,185,073*) — 114.1%		827,854,692

	Contracts
Options Written
Exchange-Traded Call Options Written
Macy’s Inc., Strike Price $20, Expires 1/16/10	1,000	(7,500)
Micron Technology, Inc., Strike Price $11, Expires 1/16/10	1,000	(22,500)

Total Options Written (Premiums Received — $19,999) — (0.0)%		(30,000)

Total Investments Net of Outstanding Options Written — 114.1%		827,824,692
Liabilities in Excess of Other Assets — (14.1)%		(102,020,302)

Net Assets — 100.0%		$725,804,390

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$737,376,522

Gross unrealized appreciation	$95,259,076
Gross unrealized depreciation	(4,780,906)

Net unrealized appreciation	$90,478,170

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(3,753,036)	$3,256
BlackRock Liquidity Series, LLC Money Market Series	$68,336,259	$25,938

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments[1] :

	Assets	Liabilities

Level 1:
Long-Term Investments[2]	$713,436,069	—
Short-Term Securities	13,834,865	$(30,000)

Total Level 1	727,270,934	(30,000)

Level 2 – Short-Term Securities	100,581,159	—
Level 3 :
Long-Term Investments:
Capital Markets	431	—
Software	2,168	—

Total Level 3	2,599	—

Total	$827,854,692	$(30,000)

[1]	Other financial instruments are options written which are shown at market value.

[2]	See above Schedule of Investments for values in each industry excluding the industries in Level 3 within the table.

6	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Mid-Cap Value Equity Portfolio

The following table is reconciliation of Level 3 investments for the period ended December 31, 2009:

Long-Term Investments
	Capital Markets	Software	Total
Balance, as of September 30, 2009	$431	$2,168	$2,599
Accrued discounts/premiums	—	—	—
Realized gain/loss	—	—	—
Change in unrealized appreciation/depreciation[1]	—	—	—
Net purchases/sales	—	—	—
Transfers in/out of Level 3			—

Balance, as of December 31, 2009	$431	$2,168	$2,599

[1]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $0.

DECEMBER 31, 2009	7

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 4.6%
Argon ST, Inc.(a)	68,411	$1,485,887
BE Aerospace, Inc.(a)(b)	111,800	2,627,300
Spirit AeroSystems Holdings, Inc. - Class A(a)	76,900	1,527,234
Stanley, Inc.(a)	34,600	948,386

		6,588,807

Air Freight & Logistics — 2.7%
Atlas Air Worldwide Holdings, Inc.(a)	53,600	1,996,600
Forward Air Corp.	75,700	1,896,285

		3,892,885

Beverages — 1.1%
Heckmann Corp.(a)	300,500	1,499,495

Biotechnology — 4.8%
Acorda Therapeutics, Inc.(a)	34,100	860,002
Cubist Pharmaceuticals, Inc.(a)	31,700	601,349
Dendreon Corp.(a)(b)	79,500	2,089,260
InterMune, Inc.(a)	31,400	409,456
Onyx Pharmaceuticals, Inc.(a)	19,700	577,998
OSI Pharmaceuticals, Inc.(a)	74,900	2,324,147

		6,862,212

Capital Markets — 2.3%
Greenhill & Co., Inc.(b)	13,300	1,067,192
Invesco Ltd.	82,900	1,947,321
SWS Group, Inc.	22,400	271,040

		3,285,553

Chemicals — 2.5%
Agrium, Inc.	23,000	1,414,500
Celanese Corp. - Series A	68,400	2,195,640

		3,610,140

Commercial Services & Supplies — 2.0%
Clean Harbors, Inc.(a)	18,200	1,084,902
SYKES Enterprises, Inc.(a)	70,684	1,800,322

		2,885,224

Communications Equipment — 0.9%
DG FastChannel, Inc.(a)	47,900	1,337,847

Construction & Engineering — 2.2%
Chicago Bridge & Iron Co. NV(a)	78,400	1,585,248
Quanta Services, Inc.(a)	75,100	1,565,084

		3,150,332

Consumer Finance — 1.6%
Dollar Financial Corp.(a)	97,300	2,302,118

Containers & Packaging — 1.9%
Owens-Illinois, Inc.(a)	43,500	1,429,845
Rock-Tenn Co. - Class A	26,202	1,320,843

		2,750,688

Diversified Consumer Services — 1.0%
Grand Canyon Education, Inc.(a)	75,400	1,433,354

Diversified Financial Services — 1.5%
MSCI, Inc. - Class A(a)	65,700	2,089,260

Diversified Telecommunication Services — 1.0%
Cbeyond, Inc.(a)	95,000	1,496,250

Electrical Equipment — 1.1%
A123 Systems, Inc.(a)(b)	6,700	150,348
AMETEK, Inc.	37,900	1,449,296

		1,599,644

Electronic Equipment, Instruments & Components — 1.2%
Cogent, Inc.(a)	167,800	1,743,442

Energy Equipment & Services — 1.7%
Rowan Cos., Inc.(a)	43,300	980,312
Superior Energy Services, Inc.(a)	56,600	1,374,814

		2,355,126

Health Care Equipment & Supplies — 5.3%
Gen-Probe, Inc.(a)	40,900	1,754,610
Hologic, Inc.(a)	126,600	1,835,700
Inverness Medical Innovations, Inc.(a)(b)	48,900	2,029,839
SonoSite, Inc.(a)	82,978	1,960,770

		7,580,919

Health Care Providers & Services — 4.4%
Lincare Holdings, Inc.(a)	62,800	2,331,136
Medco Health Solutions, Inc.(a)	30,500	1,949,255
MEDNAX, Inc.(a)	32,100	1,929,852

		6,210,243

Health Care Technology — 0.1%
MedAssets, Inc.(a)	8,500	180,285

Hotels, Restaurants & Leisure — 5.0%
Bally Technologies, Inc.(a)	40,900	1,688,761
The Cheesecake Factory, Inc.(a)	50,600	1,092,454
Domino’s Pizza, Inc.(a)	148,500	1,244,430
Scientific Games Corp. - Class A(a)	215,400	3,134,070

		7,159,715

Household Products — 0.7%
Church & Dwight Co., Inc.	15,500	936,975

Insurance — 0.7%
Aspen Insurance Holdings Ltd.	36,600	931,470

Internet Software & Services — 2.5%
comScore, Inc.(a)	64,600	1,133,730
SkillSoft Plc - ADR(a)	231,298	2,424,003

		3,557,733

IT Services — 6.2%
Amdocs Ltd.(a)	48,075	1,371,580
ExlService Holdings, Inc.(a)	179,301	3,256,106
Gartner, Inc.(a)	139,300	2,512,972
Global Cash Access Holdings, Inc.(a)	225,900	1,691,991

		8,832,649

Machinery — 2.4%
Gardner Denver, Inc.	17,900	761,645
Joy Global, Inc.	23,100	1,191,729
Pentair, Inc.	43,300	1,398,590

		3,351,964

Media — 3.0%
CKX, Inc.(a)	432,100	2,277,167

8	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Small/Mid-Cap Growth Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Media (concluded)
DreamWorks Animation SKG, Inc. - Class A(a)	49,832	$1,990,788

		4,267,955

Metals & Mining — 1.3%
Century Aluminum Co.(a)	113,100	1,831,089

Oil, Gas & Consumable Fuels — 5.0%
CONSOL Energy, Inc.	40,900	2,036,820
EXCO Resources, Inc.	84,400	1,791,812
Plains Exploration & Production Co.(a)	74,400	2,057,904
Ultra Petroleum Corp.(a)	24,100	1,201,626

		7,088,162

Pharmaceuticals — 3.7%
Auxilium Pharmaceuticals, Inc.(a)	29,100	872,418
Cypress Bioscience, Inc.(a)	90,400	520,704
Medicis Pharmaceutical Corp. - Class A	70,900	1,917,845
Shire Plc - ADR	33,276	1,953,301

		5,264,268

Professional Services — 3.2%
IHS, Inc. - Class A(a)	23,208	1,272,031
Manpower, Inc.	24,700	1,348,126
Robert Half International, Inc.(b)	24,800	662,904
TrueBlue, Inc.(a)	49,800	737,538
Verisk Analytics, Inc. - Class A(a)	17,500	529,900

		4,550,499

Real Estate Investment Trusts (REITs) — 0.4%
Franklin Street Properties Corp.	40,700	594,627

Semiconductors & Semiconductor Equipment — 5.4%
Entegris, Inc.(a)	321,000	1,694,880
FEI Co.(a)	46,500	1,086,240
Microsemi Corp.(a)	85,200	1,512,300
ON Semiconductor Corp.(a)	244,600	2,154,926
Silicon Laboratories, Inc.(a)	27,000	1,305,180

		7,753,526

Software — 8.1%
Adobe Systems, Inc.(a)	38,400	1,412,352
Blackboard, Inc.(a)	42,800	1,942,692
DemandTec, Inc.(a)	140,500	1,232,185
SonicWALL, Inc.(a)	189,600	1,442,856
Take-Two Interactive Software, Inc.(a)(b)	72,400	727,620
Taleo Corp. - Class A(a)	51,200	1,204,224
TiVo, Inc.(a)	346,000	3,522,280

		11,484,209

Specialty Retail — 3.7%
American Eagle Outfitters, Inc.	129,000	2,190,420
Dick’s Sporting Goods, Inc.(a)	30,600	761,022
GameStop Corp. - Class A(a)(b)	69,766	1,530,666
J. Crew Group, Inc.(a)	19,200	859,008

		5,341,116

Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc.	38,800	1,417,364
lululemon athletica, Inc.(a)(b)	48,200	1,450,820

		2,868,184

Total Long-Term Investments (Cost — $119,699,207) — 97.2%		138,667,965

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	4,925,394	4,925,394
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	9,594,250	9,594,250

Total Short-Term Securities (Cost — $14,519,644) — 10.2%		14,519,644

Total Investments (Cost — $134,218,851*) — 107.4%		153,187,609
Liabilities in Excess of Other Assets — (7.4)%		(10,618,095)

Net Assets — 100.0%		$142,569,514

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$135,702,736

Gross unrealized appreciation	$24,301,397
Gross unrealized depreciation	(6,816,524)

Net unrealized appreciation	$17,484,873

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$4,925,394	$921
BlackRock Liquidity Series, LLC Money Market Series	$6,422,750	$3,844

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

DECEMBER 31, 2009	9

Schedule of Investments (concluded)	BlackRock Small/Mid-Cap Growth Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$138,667,965
Short-Term Securities	4,925,394

Total Level 1	143,593,359

Level 2 – Short-Term Securities	9,594,250
Level 3	—

Total	$153,187,609

[1]	See above Schedule of Investments for values in each industry.

10	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Chemicals — 2.3%
Potash Corp. of Saskatchewan, Inc.	154,100	$16,719,850

Energy Equipment & Services — 17.0%
Calfrac Well Services Ltd.	55,100	1,098,470
Cameron International Corp.(a)	243,230	10,167,014
Core Laboratories NV	170,050	20,086,306
ENSCO International Plc - ADR	119,238	4,762,366
FMC Technologies, Inc.(a)(b)	335,290	19,393,174
Halliburton Co.	578,700	17,413,083
Helmerich & Payne, Inc.(b)	190,630	7,602,324
Noble Corp.	191,110	7,778,177
Schlumberger Ltd.	226,780	14,761,110
Smith International, Inc.	187,740	5,100,896
Transocean Ltd.(a)	130,240	10,783,872
Trican Well Service Ltd.	297,300	3,996,785

		122,943,577

Gas Utilities — 4.2%
EQT Corp.	401,510	17,634,320
Questar Corp.	310,730	12,917,046

		30,551,366

Metals & Mining — 9.0%
Agnico-Eagle Mines Ltd.	168,690	9,109,260
BHP Billiton Ltd. - ADR(b)	191,110	14,635,204
Eldorado Gold Corp.(a)	652,120	9,303,084
Goldcorp, Inc.	375,452	14,770,282
Silver Wheaton Corp.(a)	1,171,024	17,588,780

		65,406,610

Oil, Gas & Consumable Fuels — 66.5%
Alpha Natural Resources, Inc.(a)	198,100	8,593,578
Apache Corp.	240,930	24,856,748
Arch Coal, Inc.	381,100	8,479,475
Arena Resources, Inc.(a)	64,600	2,785,552
BG Group Plc	647,200	11,685,999
Bill Barrett Corp.(a)	274,121	8,527,904
Cameco Corp.	82,770	2,662,711
Cenovus Energy, Inc.	267,660	6,449,330
CONSOL Energy, Inc.	602,830	30,020,934
Crescent Point Energy Corp.	423,470	15,989,702
Dana Petroleum Plc(a)	308,700	5,840,976
Denbury Resources, Inc.(a)(b)	843,890	12,489,572
EnCana Corp.	267,660	8,669,507
EOG Resources, Inc.	260,470	25,343,731
Forest Oil Corp.(a)	365,190	8,125,478
Galleon Energy, Inc. - Class A(a)	776,694	3,913,733
Gasco Energy, Inc.(a)	1,596,500	846,145
Hess Corp.	145,370	8,794,885
Hugoton Royalty Trust	1	16
Massey Energy Co.	713,739	29,984,175
Newfield Exploration Co.(a)	295,700	14,261,611
Noble Energy, Inc.(b)	198,600	14,144,292
Occidental Petroleum Corp.	294,050	23,920,968
OGX Petroleo e Gas Participacoes SA	1,600,000	15,715,106
Patriot Coal Corp.(a)(b)	67,116	1,037,613
Peabody Energy Corp.	467,790	21,148,786
Penn West Energy Trust(b)	853,300	15,018,080
PetroBakken Energy Ltd. - Class A	107,042	3,308,953
PetroChina Co. Ltd. - ADR(b)	35,990	4,281,370
Petroleo Brasileiro SA - ADR(b)	291,840	13,914,931
Plains Exploration & Production Co.(a)	177,910	4,920,991
Premier Oil Plc(a)	279,937	4,973,129
Quicksilver Resources, Inc.(a)(b)	611,900	9,184,619
Range Resources Corp.	330,300	16,465,455
Southwestern Energy Co.(a)	427,700	20,615,140
Statoil ASA	402,522	10,038,747
Statoil ASA - ADR(b)	169,840	4,230,714
Suncor Energy, Inc.	281,080	9,924,935
Tullow Oil Plc	424,900	8,914,563
Valero Energy Corp.	446,700	7,482,225
Whiting Petroleum Corp.(a)	316,730	22,630,359
XTO Energy, Inc.	267,571	12,450,078

		482,642,816

Total Long-Term Investments (Cost — $590,289,746) — 99.0%		718,264,219

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	3,599,222	3,599,222
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	105,940,950	105,940,950

Total Short-Term Securities (Cost — $109,540,172) — 15.1%		109,540,172

Total Investments (Cost — $699,829,918*) — 114.1%		827,804,391
Liabilities in Excess of Other Assets — (14.1)%		(102,216,062)

Net Assets — 100.0%		$725,588,329

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$702,375,417

Gross unrealized appreciation	$177,645,994
Gross unrealized depreciation	(52,217,020)

Net unrealized appreciation	$125,428,974

Portfolio Abbreviation

ADR	American Depositary Receipts

DECEMBER 31, 2009	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(32,036,842)	$15,474
BlackRock Liquidity Series, LLC Money Market Series	$56,184,200	$25,366

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Long-Term Investments:
Chemicals	$16,719,850	—	—	$16,719,850
Energy Equipment &
Services	122,943,577	—	—	122,943,577
Gas Utilities	30,551,366	—	—	30,551,366
Metals & Mining	65,406,610	—	—	65,406,610
Oil, Gas & Consumable Fuels	441,189,402	$41,453,414	—	482,642,816
Short-Term Securities	3,599,222	105,940,950	—	109,540,172

Total	$680,410,027	$147,394,364	—	$827,804,391

2	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Orbital Sciences Corp.(a)	252,677	$3,855,851

Auto Components — 0.5%
Federal Mogul Corp.(a)	125,400	2,169,420

Beverages — 0.8%
Molson Coors Brewing Co. - Class B	85,700	3,870,212

Building Products — 0.8%
Masco Corp.	250,800	3,463,548

Capital Markets — 1.8%
Affiliated Managers Group, Inc.(a)	51,100	3,441,585
Invesco Ltd.	211,500	4,968,135

		8,409,720

Chemicals — 3.3%
Airgas, Inc.	81,900	3,898,440
FMC Corp.	81,800	4,561,168
Olin Corp.	373,200	6,538,464

		14,998,072

Commercial Banks — 6.9%
City National Corp.(b)	84,900	3,871,440
CVB Financial Corp.(b)	676,100	5,841,504
KeyCorp	2,163,400	12,006,870
TCF Financial Corp.(b)	267,600	3,644,712
United Bankshares, Inc.(b)	103,129	2,059,486
Zions Bancorporation(b)	337,800	4,333,974

		31,757,986

Commercial Services & Supplies — 3.4%
Corrections Corp. of America(a)	329,300	8,084,315
The GEO Group, Inc.(a)	333,600	7,299,168

		15,383,483

Communications Equipment — 1.5%
ADTRAN, Inc.(b)	202,800	4,573,140
Arris Group, Inc.(a)(b)	196,900	2,250,567

		6,823,707

Construction & Engineering — 0.7%
KBR, Inc.	175,300	3,330,700

Consumer Finance — 1.0%
SLM Corp.(a)	403,400	4,546,318

Containers & Packaging — 0.8%
Owens-Illinois, Inc.(a)	116,500	3,829,355

Diversified Financial Services — 2.6%
PHH Corp.(a)	742,216	11,957,100

Electric Utilities — 0.7%
Northeast Utilities	132,000	3,404,280

Electrical Equipment — 1.8%
AMETEK, Inc.(b)	147,200	5,628,928
Regal-Beloit Corp.	47,000	2,441,180

		8,070,108

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. - Class A	41,500	1,916,470
Anixter International, Inc.(a)	145,700	6,862,470
Ingram Micro, Inc. - Class A(a)	169,000	2,949,050

		11,727,990

Energy Equipment & Services — 2.2%
Complete Production Services, Inc.(a)	450,100	5,851,300
Oil States International, Inc.(a)	106,500	4,184,385

		10,035,685

Food & Staples Retailing — 0.7%
BJ’s Wholesale Club, Inc.(a)	102,900	3,365,859

Food Products — 3.3%
Chiquita Brands International, Inc.(a)	82,600	1,490,104
Del Monte Foods Co.	421,300	4,777,542
The J.M. Smucker Co.	61,000	3,766,750
TreeHouse Foods, Inc.(a)(b)	131,692	5,117,551

		15,151,947

Gas Utilities — 0.5%
New Jersey Resources Corp.	61,900	2,315,060

Health Care Equipment & Supplies — 0.9%
The Cooper Cos., Inc.	111,800	4,261,816

Health Care Providers & Services — 3.6%
Amedisys, Inc.(a)(b)	85,600	4,156,736
LifePoint Hospitals, Inc.(a)(b)	160,000	5,201,600
Lincare Holdings, Inc.(a)	193,600	7,186,432

		16,544,768

Hotels, Restaurants & Leisure — 4.1%
Penn National Gaming, Inc.(a)	243,000	6,604,740
Pinnacle Entertainment, Inc.(a)(b)	429,700	3,858,706
Scientific Games Corp. - Class A(a)	406,129	5,909,177
Starwood Hotels & Resorts Worldwide, Inc.	62,100	2,270,997

		18,643,620

Household Durables — 2.2%
Jarden Corp.	178,300	5,511,253
Newell Rubbermaid, Inc.(b)	290,400	4,358,904

		9,870,157

Industrial Conglomerates — 0.6%
Textron, Inc.(b)	154,594	2,907,913

Insurance — 5.9%
The Hanover Insurance Group, Inc.	238,730	10,606,774
HCC Insurance Holdings, Inc.	84,200	2,355,074
Lincoln National Corp.	143,800	3,577,744
Navigators Group, Inc.(a)	64,300	3,029,173
Platinum Underwriters Holdings Ltd.	131,923	5,051,332
RenaissanceRe Holdings Ltd.	43,420	2,307,773

		26,927,870

Internet Software & Services — 1.4%
SkillSoft Plc - ADR(a)	633,713	6,641,312

IT Services — 1.3%
Lender Processing Services, Inc.	145,500	5,916,030

Leisure Equipment & Products — 0.8%
Hasbro, Inc.(b)	107,300	3,440,038

Machinery — 5.1%
Donaldson Co., Inc.	161,900	6,887,226
Mueller Water Products, Inc. - Class A	854,300	4,442,360
Oshkosh Corp.	108,600	4,021,458
Snap-On, Inc.	84,800	3,583,648
Terex Corp.(a)	221,800	4,393,858

		23,328,550

DECEMBER 31, 2009	3

Schedule of Investments (continued)	BlackRock Aurora Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Media — 3.7%
Arbitron, Inc.	395,500	$9,262,610
Cablevision Systems Corp. - Class A	304,600	7,864,772

		17,127,382

Metals & Mining — 4.5%
Carpenter Technology Corp.	129,800	3,498,110
Horsehead Holding Corp.(a)	426,400	5,436,600
Steel Dynamics, Inc.	331,300	5,870,636
Thompson Creek Metals Co., Inc.(a)(b)	512,700	6,008,844

		20,814,190

Multiline Retail — 1.4%
Saks, Inc.(a)(b)	1,011,700	6,636,752

Multi-Utilities — 1.3%
Wisconsin Energy Corp.	118,400	5,899,872

Oil, Gas & Consumable Fuels — 4.0%
Alpha Natural Resources, Inc.(a)	145,600	6,316,128
Newfield Exploration Co.(a)	195,800	9,443,434
Southwestern Energy Co.(a)	56,700	2,732,940

		18,492,502

Real Estate Investment Trusts (REITs) — 4.3%
Chimera Investment Corp.	635,000	2,463,800
DCT Industrial Trust, Inc.	677,540	3,401,251
The Macerich Co.(b)	149,911	5,389,300
MFA Financial, Inc.(b)	834,500	6,133,575
Nationwide Health Properties, Inc.	66,300	2,332,434

		19,720,360

Real Estate Management & Development — 1.0%
Forestar Group, Inc.(a)	209,800	4,611,404

Road & Rail — 0.5%
Genesee & Wyoming, Inc. - Class A(a)	76,000	2,480,640

Semiconductors & Semiconductor Equipment — 3.8%
Intersil Corp. - Class A	298,200	4,574,388
ON Semiconductor Corp.(a)	599,200	5,278,952
Teradyne, Inc.(a)	478,800	5,137,524
Verigy Ltd.(a)	185,300	2,384,811

		17,375,675

Software — 3.4%
Lawson Software, Inc.(a)	625,275	4,158,079
Novell, Inc.(a)	696,392	2,890,027
Take-Two Interactive Software, Inc.(a)(b)	278,800	2,801,940
TiVo, Inc.(a)	566,110	5,763,000

		15,613,046

Specialty Retail — 4.4%
The Children’s Place Retail Stores, Inc.(a)	109,800	3,624,498
Collective Brands, Inc.(a)	271,500	6,182,055
Jos. A. Bank Clothiers, Inc.(a)	78,000	3,290,820
Limited Brands, Inc.	120,700	2,322,268
O’Reilly Automotive, Inc.(a)(b)	120,900	4,608,708

		20,028,349

Thrifts & Mortgage Finance — 2.2%
First Niagara Financial Group, Inc.	393,100	5,468,021
People’s United Financial, Inc.	265,400	4,432,180

		9,900,201

Water Utilities — 1.2%
American Water Works Co., Inc.	244,800	5,485,968

Wireless Telecommunication Services — 0.5%
Syniverse Holdings, Inc.(a)	136,700	2,389,516

Total Long-Term Investments (Cost — $410,900,521) — 98.8%		453,524,332

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	7,347,184	7,347,184
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	65,984,350	65,984,350

Total Short-Term Securities (Cost — $73,331,534) — 16.0%		73,331,534

Total Investments (Cost — $484,232,055*) — 114.8%		526,855,866
Liabilities in Excess of Other Assets — (14.8)%		(68,024,043)

Net Assets — 100.0%		$458,831,823

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$491,143,849

Gross unrealized appreciation	$42,361,634
Gross unrealized depreciation	(6,649,617)

Net unrealized appreciation	$35,712,017

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(1,166,007)	$1,974
BlackRock Liquidity Series, LLC Money Market Series	$37,380,750	$39,122

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

4	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Aurora Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$453,524,332
Short-Term Securities	7,347,184

Total Level 1	460,871,516

Level 2 – Short-Term Securities	65,984,350
Level 3	—

Total	$526,855,866

[1]	See above Schedule of Investments for values in each industry.

DECEMBER 31, 2009	5

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.	79,300	$4,657,289
United Parcel Service, Inc. - Class B	148,600	8,525,182

		13,182,471

Airlines — 1.8%
Delta Air Lines, Inc.(a)(b)	712,300	8,105,974

Beverages — 2.5%
The Coca-Cola Co.(b)	199,254	11,357,478

Biotechnology — 1.8%
Amgen, Inc.(a)	149,100	8,434,587

Capital Markets — 1.0%
Morgan Stanley	161,300	4,774,480

Chemicals — 0.7%
Ecolab, Inc.	77,800	3,469,102

Commercial Banks — 1.3%
Wells Fargo & Co.	230,700	6,226,593

Communications Equipment — 6.2%
Cisco Systems, Inc.(a)	372,121	8,908,577
Palm, Inc.(a)(b)	371,800	3,732,872
QUALCOMM, Inc.	347,223	16,062,536

		28,703,985

Computers & Peripherals — 10.4%
Apple, Inc.(a)	101,018	21,300,655
EMC Corp.(a)	228,600	3,993,642
Hewlett-Packard Co.	266,600	13,732,566
NetApp, Inc.(a)(b)	137,700	4,735,503
Seagate Technology(a)	240,200	4,369,238

		48,131,604

Diversified Financial Services — 1.7%
CME Group, Inc.(b)	10,220	3,433,409
JPMorgan Chase & Co.	100,800	4,200,336

		7,633,745

Energy Equipment & Services — 1.5%
Schlumberger Ltd.	42,517	2,767,432
Transocean Ltd.(a)	47,605	3,941,694

		6,709,126

Food & Staples Retailing — 2.6%
Wal-Mart Stores, Inc.	222,986	11,918,602

Health Care Equipment & Supplies — 1.7%
Zimmer Holdings, Inc.(a)	134,500	7,950,295

Health Care Providers & Services — 3.9%
Express Scripts, Inc.(a)	96,500	8,342,425
Medco Health Solutions, Inc.(a)	113,222	7,236,018
WellPoint, Inc.(a)	39,600	2,308,284

		17,886,727

Health Care Technology — 1.0%
Cerner Corp.(a)(b)	58,000	4,781,520

Hotels, Restaurants & Leisure — 2.5%
Las Vegas Sands Corp.(a)(b)	157,400	2,351,556
Starbucks Corp.(a)	216,000	4,980,960
Starwood Hotels & Resorts Worldwide, Inc.(b)	117,600	4,300,632

		11,633,148

Household Products — 2.9%
The Procter & Gamble Co.	223,286	13,537,830

Industrial Conglomerates — 2.2%
3M Co.	121,800	10,069,206

Insurance — 0.9%
MetLife, Inc.	118,500	4,188,975

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.(a)(b)	79,740	10,726,625

Internet Software & Services — 5.8%
Baidu, Inc. - ADR(a)	11,700	4,811,391
Google, Inc. - Class A(a)	35,854	22,228,763

		27,040,154

Life Sciences Tools & Services — 1.7%
Covance, Inc.(a)	54,200	2,957,694
Life Technologies Corp.(a)	91,200	4,763,376

		7,721,070

Machinery — 4.8%
Cummins, Inc.	103,000	4,723,580
Danaher Corp.	152,822	11,492,214
PACCAR, Inc.(b)	167,100	6,060,717

		22,276,511

Media — 2.9%
CBS Corp. - Class B(b)	383,400	5,386,770
Comcast Corp. - Class A	468,200	7,893,852

		13,280,622

Metals & Mining — 2.0%
Agnico-Eagle Mines Ltd.	31,500	1,701,000
Freeport-McMoRan Copper & Gold, Inc.(a)	51,637	4,145,935
United States Steel Corp.	63,700	3,511,144

		9,358,079

Multiline Retail — 3.1%
JC Penney Co., Inc.(b)	177,100	4,712,631
Kohl’s Corp.(a)	181,268	9,775,783

		14,488,414

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	67,800	4,232,076
EOG Resources, Inc.	43,800	4,261,740
Petrohawk Energy Corp.(a)	281,600	6,755,584

		15,249,400

Personal Products — 1.1%
Avon Products, Inc.(b)	159,600	5,027,400

Pharmaceuticals — 5.6%
Abbott Laboratories	208,500	11,256,915
Pfizer, Inc.	538,100	9,788,039
Teva Pharmaceutical Industries Ltd. - ADR	82,800	4,651,704

		25,696,658

Professional Services — 0.7%
Manpower, Inc.	62,600	3,416,708

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom Corp. - Class A(a)(b)	146,327	4,601,984
Cree, Inc.(a)	23,900	1,347,243
Lam Research Corp.(a)	135,217	5,301,858
Micron Technology, Inc.(a)(b)	453,600	4,790,016
NVIDIA Corp.(a)	239,500	4,473,860
PMC-Sierra, Inc.(a)	322,757	2,795,076

		23,310,037

6	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Software — 7.5%
Check Point Software Technologies(a)(b)	191,300	$6,481,244
Microsoft Corp.	659,742	20,115,533
Salesforce.com, Inc.(a)	107,679	7,943,480

		34,540,257

Specialty Retail — 1.7%
CarMax, Inc.(a)(b)	145,900	3,538,075
The Home Depot, Inc.	152,600	4,414,718

		7,952,793

Tobacco — 1.3%
Philip Morris International, Inc.	126,740	6,107,601

Total Long-Term Investments (Cost — $363,236,914) — 98.3%		454,887,777

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	5,756,727	5,756,727
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	79,224,500	79,224,500

Total Short-Term Securities (Cost — $84,981,227) — 18.4%		84,981,227

Total Investments (Cost — $448,218,141*) — 116.7%		539,869,004
Liabilities in Excess of Other Assets — (16.7)%		(77,387,949)

Net Assets — 100.0%		$462,481,055

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$454,488,957

Gross unrealized appreciation	$89,116,475
Gross unrealized depreciation	(3,736,428)

Net unrealized appreciation	$85,380,047

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(2,372,488)	$2,609
BlackRock Liquidity Series, LLC Money Market Series	$61,288,000	$11,344

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$454,887,777
Short-Term Securities	5,756,727

Total Level 1	460,644,504

Level 2 – Short-Term Securities	79,224,500
Level 3	—

Total	$539,869,004

[1]	See above Schedule of Investments for values in each industry.

DECEMBER 31, 2009	7

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 0.3%
Westport Innovations, Inc.(a)	200,000	$2,316,000
Westport Innovations, Inc. (acquired 12/19/03 through 12/31/03, cost $183,679)(a)(b)	53,057	620,440

		2,936,440

Capital Markets — 0.0%
Treasure Island Royalty Trust(a)	366,922	183,461

Commercial Services & Supplies — 0.3%
Alexco Resource Corp.(a)	967,683	3,637,128
Republic Resources, Inc.(a)	28,750	—

		3,637,128

Diversified Financial Services — 0.0%
Quest Capital Corp.(a)	61,000	68,824

Electrical Equipment — 0.1%
ITM Power Plc(a)	525,200	133,403
Ocean Power Technologies, Inc.(a)(c)	63,900	575,739

		709,142

Electronic Equipment, Instruments & Components — 0.1%
Opsens, Inc.(a)	1,000,000	860,544

Energy Equipment & Services — 4.6%
Baker Hughes, Inc.(c)	300,000	12,144,000
Complete Production Services, Inc.(a)	34,400	447,200
ENSCO International Plc - ADR	94,100	3,758,354
Halliburton Co.	316,326	9,518,249
Hercules Offshore, Inc.(a)	68,900	329,342
HSE Integrated Ltd.(a)	28,238	14,310
Key Energy Services, Inc.(a)	38,800	341,052
Leader Energy Services Ltd.(a)	151,368	19,539
National Oilwell Varco, Inc.	43,270	1,907,774
Smith International, Inc.	200,000	5,434,000
Technicoil Corp.(a)	547,800	314,271
Technicoil Corp. (acquired 6/15/04, cost $548,935)(a)(b)	753,100	432,050
Weatherford International Ltd.(a)	743,496	13,316,014
Xtreme Coil Drilling Corp.(a)	527,700	2,114,130

		50,090,285

Gas Utilities — 1.0%
EQT Corp.	256,500	11,265,480

Independent Power Producers & Energy Traders — 0.0%
Dynegy, Inc. - Class A(a)	1,560	2,824

Machinery — 0.0%
Railpower Technologies Corp.(a)	360,600	—

Metals & Mining — 10.9%
Archipelago Resources Plc(a)	2,247,400	1,143,447
Baja Mining Corp.(a)	3,654,800	2,690,822
BHP Billiton Ltd. - ADR(c)	300,000	22,974,000
Canterra Minerals Corp.(a)	132,642	36,146
Corriente Resources, Inc. - Class A(a)	982,800	8,015,761
Crosshair Exploration & Mining Corp.(a)	352,800	65,780
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $248,613)(a)(b)	206,800	38,558
Eastern Platinum Ltd.(a)	1,500,000	1,319,501
Eastmain Resources, Inc.(a)	400,000	581,345
Eldorado Gold Corp.(a)	368,965	5,263,621
Erdene Gold, Inc. (acquired 4/10/07, cost $959,233)(a)(b)	1,100,000	294,497
European Goldfields Ltd.(a)	561,400	3,263,673
Freeport-McMoRan Copper & Gold, Inc.(c)	250,000	20,072,500
Fronteer Development Group, Inc.(a)	500,000	1,974,471
Gold Reserve, Inc.(a)	123,948	135,103
Goldcorp, Inc.	4,600	181,871
Golden Star Resources Ltd.(a)	789,408	2,460,649
Grande Cache Coal Corp.(a)	306,300	1,569,793
Helio Resource Corp.(a)	1,535,500	924,956
Imperial Metals Corp.(a)	60,462	783,922
Kilo Goldmines Ltd.(a)	820,000	376,345
Kinross Gold Corp.	111,175	2,045,620
Kodiak Exploration Ltd.(a)	1,000,000	487,642
Lake Shore Gold Corp.(a)	1,294,602	5,112,307
Linear Gold Corp.(a)	1,000,000	1,893,197
MAG Silver Corp.(a)	964,000	5,806,951
Minefinders Corp. Ltd.(a)(c)	250,000	2,575,000
Nevsun Resources Ltd.(a)	554,800	1,342,108
Northern Star Mining Corp.(a)	1,633,500	796,563
Oromin Explorations Ltd.(a)	1,850,000	1,485,873
Polymet Mining Corp.(a)	2,250,000	6,841,325
Q2 Gold Resources, Inc. (acquired 6/18/07, cost $0)(a)(b)	327,600	626
Rainy River Resources Ltd.(a)	1,000,000	3,805,517
Romarco Minerals, Inc.(a)	223,000	373,141
Sunridge Gold Corp.(a)	3,325,559	1,478,592
Vale SA - ADR(c)	300,000	8,709,000
Virginia Mines, Inc.(a)	216,350	1,077,768
Western Coal Corp.(a)	360,400	1,123,396
X-Cal Resources Ltd.(a)	1,755,500	352,493

		119,473,880

Oil, Gas & Consumable Fuels — 80.5%
Advantage Oil & Gas Ltd. (acquired 6/26/09, cost $5,214,217)(a)(b)	1,000,000	6,597,504
Alpha Natural Resources, Inc.(a)	499,128	21,652,173
American Oil & Gas, Inc.(a)	224,088	941,170
Approach Resources, Inc.(a)	93,700	723,364
Arch Coal, Inc.(c)	1,324,400	29,467,900
Argosy Energy, Inc.(a)	3,422	4,188
Atlas Energy, Inc.(a)(c)	500,000	15,085,000
ATP Oil & Gas Corp.(a)(c)	168,800	3,085,664
Baytex Energy Trust	421,948	11,982,460
Bellatrix Exploration Ltd.(a)	188,332	477,200
Canadian Superior Energy, Inc.(a)	6,230,300	3,738,180
Canext Energy Ltd.(a)	207,829	93,397
Carrizo Oil & Gas, Inc.(a)(c)	400,400	10,606,596
Chesapeake Energy Corp.	1,300,000	33,644,000
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $1,418,282)(a)(b)	901,980	1,517,890
Clayton Williams Energy, Inc.(a)	319,421	11,192,512
Compton Petroleum Corp. (acquired 9/24/04, cost $727,951)(a)(b)	104,300	93,744
Comstock Resources, Inc.(a)(c)	203,300	8,247,881
CONSOL Energy, Inc.	1,097,600	54,660,480
Continental Resources, Inc.(a)(c)	135,000	5,790,150
Corridor Resources, Inc.(a)	1,046,600	5,413,880
Crescent Point Energy Corp.	102,001	3,851,431
Crew Energy, Inc.(a)	880,537	12,359,596
Crew Energy, Inc. (acquired 6/24/98 through 10/19/98, cost $184,988)(a)(b)	191,300	2,685,169
Daylight Resources Trust	1,021,464	9,952,401
Delphi Energy Corp.(a)	955,200	1,561,784
Denbury Resources, Inc.(a)(c)	595,200	8,808,960
Ember Resources, Inc.(a)	109,690	84,954
Energy XXI Bermuda Ltd.	953,900	2,203,509

8	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.(c)	227,200	$22,106,560
EXCO Resources, Inc.	1,568,800	33,305,624
Fairborne Energy Ltd.(a)	712,958	3,251,718
Forest Oil Corp.(a)(c)	100,000	2,225,000
Galleon Energy, Inc. - Class A(a)	2,160,382	10,886,086
Galleon Energy, Inc. - Class A (acquired 2/09/04, cost $346,401)(a)(b)	173,600	874,764
Gasco Energy, Inc.(a)	927,600	491,628
Gastar Exploration Ltd.(a)	211,060	1,010,977
GMX Resources, Inc.(a)(c)	530,789	7,293,041
Goodrich Petroleum Corp.(a)(c)	1,009,700	24,586,195
Heritage Oil Plc(a)	2,523,000	17,700,948
Iteration Energy Ltd.(a)	226,744	262,332
James River Coal Co.(a)	131,100	2,429,283
Longview Energy Co. (acquired 8/13/04, cost $1,281,000)(a)(b)	85,400	910,364
Lynden Energy Corp.(a)	200,400	63,233
Marathon Oil Corp.	6,447	201,275
Massey Energy Co.	1,944,840	81,702,728
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $2,957,155)(a)(b)	513,393	7,228,573
MGM Energy Corp.(a)	15,084	4,110
Midnight Oil Exploration Ltd.(a)	3,650,300	3,490,271
Midnight Oil Exploration Ltd. (acquired 9/29/05, cost $1,971,490)(a)(b)	577,400	552,087
Midway Energy Ltd.(a)	21,717	61,672
NAL Oil & Gas Trust	7,526	98,874
Newfield Exploration Co.(a)	959,310	46,267,521
Niko Resources Ltd. (acquired 5/02/03 through 11/10/03, cost $689,948)(a)(b)	39,000	3,669,360
Open Range Energy Corp.(a)	48,061	100,180
Pacific Rodera Energy, Inc.(a)	990,200	307,707
Pacific Rubiales Energy Corp.(a)	678,950	10,029,906
Pan Orient Energy Corp.(a)	1,167,100	8,481,102
Paramount Resources Ltd. - Class A(a)	697,000	9,796,720
Patriot Coal Corp.(a)(c)	377,346	5,833,769
Peabody Energy Corp.	895,436	40,482,662
Pengrowth Energy Trust	25,486	247,342
Penn Virginia Corp.	1,608,300	34,240,707
Penn West Energy Trust	153,333	2,719,632
PetroBakken Energy Ltd. - Class A	12,443	384,646
Petrohawk Energy Corp.(a)	2,256,500	54,133,435
Petrolifera Petroleum Ltd.(a)	892,415	827,693
Pioneer Natural Resources Co.(c)	209,200	10,077,164
Plains Exploration & Production Co.(a)	1,355,525	37,493,822
ProspEx Resources Ltd.(a)	1,504,120	1,740,197
Quest Resource Corp.(a)	112,000	64,960
Quicksilver Resources, Inc.(a)(c)	364,400	5,469,644
Range Resources Corp.	200,000	9,970,000
Rosetta Resources, Inc.(a)	280,700	5,594,351
Ship Finance International Ltd.	27	368
Southwestern Energy Co.(a)	1,182,300	56,986,860
St. Mary Land & Exploration Co.	143,400	4,910,016
Stone Energy Corp.(a)	27,274	492,296
TransCanada Corp.	40,700	1,408,360
Triex Minerals Corp.	312,100	85,049
Trilogy Energy Trust	152,791	1,254,936
Tullow Oil Plc	544,198	11,417,481
Ultra Petroleum Corp.(a)	278,100	13,866,066
Uranium One, Inc.(a)	1,005,765	2,904,250
Venoco, Inc.(a)	281,100	3,665,544
Vero Energy, Inc.(a)	55,374	234,553
Vero Energy, Inc. (acquired 11/28/05, cost $68,972)(a)(b)	36,268	153,624
Warren Resources, Inc.(a)	222,282	544,591
West Energy Ltd.(a)	1,199,235	4,471,976
WesternZagros Resources Ltd.(a)	76,800	56,543

		877,645,513

Total Long-Term Investments (Cost — $793,531,636) — 97.8%		1,066,873,521

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(d)(e)	22,520,015	22,520,015
BlackRock Liquidity Series, LLC Money Market Series,
0.29% (d)(e)(f)	126,615,950	126,615,950

Total Short-Term Securities (Cost — $149,135,965) — 13.7%		149,135,965

Total Investments (Cost — $942,667,601*) — 111.5%		1,216,009,486
Liabilities in Excess of Other Assets — (11.5)%		(125,761,266)

Net Assets — 100.0%		$1,090,248,220

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$966,221,772

Gross unrealized appreciation	$351,535,470
Gross unrealized depreciation	(101,747,756)

Net unrealized appreciation	$249,787,714

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Portfolio held 2.4% of its net assets, with a current value of $25,669,250 and an original cost of $16,800,864 in these securities.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(4,322,774)	$13,263
BlackRock Liquidity Series, LLC Money Market Series	$31,453,450	$54,708

(e)	Represents the current yield as of report date.

(f)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

DECEMBER 31, 2009	9

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Long-Term Investments:
Auto Components	$2,936,440	—	—	$2,936,440
Capital Markets	183,461	—	—	183,461
Commercial Services & Supplies	3,637,128	—	—	3,637,128
Diversified Financial Services	68,824	—	—	68,824
Electrical Equipment	575,739	$133,403	—	709,142
Electronic Equipment, Instruments & Components	860,544	—	—	860,544
Energy Equipment & Services	50,090,285	—	—	50,090,285
Gas Utilities	11,265,480	—	—	11,265,480
Independent Power Producers & Energy Traders	2,824	—	—	2,824
Machinery	—	—	—	—
Metals & Mining	119,473,254	—	$626	119,473,880
Oil, Gas & Consumable Fuels	840,303,098	29,203,478	8,138,937	877,645,513
Short-Term Securities	22,520,015	126,615,950	—	149,135,965

Total	$1,051,917,092	$155,952,831	$8,139,563	$1,216,009,486

The following table is a reconciliation of Level 3 investments for the period ended December 31, 2009:

	Long-Term Investments
	Commercial Services & Supplies	Machinery	Metals & Mining	Oil, Gas & Consumable Fuels	Warrants	Total
Balance, as of September 30, 2009	—	—	—	$13,231,132	$2	$13,231,134
Realized gain/loss	—	—	—	—	—	—
Change in unrealized appreciation/depreciation[2]	—	—	$626	1,505,309	—	1,505,935
Net purchases/sales	—	—	—	—	(2)	(2)
Transfers in/out of Level 3	—	—	—	(6,597,504)	—	(6,597,504)

Balance, as of December 31, 2009	—	—	$626	$8,138,937	$—	$8,139,563

[2]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $1,271,855.

10	DECEMBER 31, 2009

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Air Freight & Logistics — 1.2%
Forward Air Corp.	35,900	$899,295

Auto Components — 3.6%
ArvinMeritor, Inc.(a)(b)	126,300	1,412,034
Gentex Corp.	15,700	280,245
Modine Manufacturing Co.(a)	95,000	1,124,800

		2,817,079

Biotechnology — 0.9%
Cepheid, Inc.(a)	55,200	688,896

Building Products — 2.2%
Ameron International Corp.	14,700	932,862
Simpson Manufacturing Co., Inc.	29,200	785,188

		1,718,050

Capital Markets — 3.9%
Evercore Partners, Inc. - Class A	17,400	528,960
KBW, Inc.(a)	56,400	1,543,104
TradeStation Group, Inc.(a)	116,200	916,818

		2,988,882

Chemicals — 1.8%
Cytec Industries, Inc.	10,500	382,410
Solutia, Inc.(a)	77,800	988,060

		1,370,470

Commercial Banks — 5.7%
CoBiz Financial, Inc.	115,761	549,865
Columbia Banking System, Inc.	38,847	628,544
CVB Financial Corp.(b)	86,700	749,088
PacWest Bancorp	22,900	461,435
Westamerica Bancorporation(b)	15,900	880,383
Wintrust Financial Corp.	38,100	1,173,099

		4,442,414

Commercial Services & Supplies — 2.5%
Clean Harbors, Inc.(a)	17,000	1,013,370
The GEO Group, Inc.(a)	43,480	951,342

		1,964,712

Communications Equipment — 1.3%
Arris Group, Inc.(a)	86,000	982,980

Construction & Engineering — 1.3%
EMCOR Group, Inc.(a)	36,000	968,400

Diversified Financial Services — 1.0%
PHH Corp.(a)	49,600	799,056

Diversified Telecommunication Services — 1.6%
Neutral Tandem, Inc.(a)	41,100	935,025
Premiere Global Services, Inc.(a)	36,300	299,475

		1,234,500

Electrical Equipment — 1.5%
GrafTech International Ltd.(a)	72,400	1,125,820

Electronic Equipment, Instruments & Components — 1.4%
TTM Technologies, Inc.(a)	90,900	1,048,077

Energy Equipment & Services — 2.0%
Key Energy Services, Inc.(a)	126,100	1,108,419
Oil States International, Inc.(a)	10,200	400,758

		1,509,177

Food Products — 1.9%
Fresh Del Monte Produce, Inc.(a)	16,700	369,070
TreeHouse Foods, Inc.(a)	28,900	1,123,054

		1,492,124

Health Care Equipment & Supplies — 1.0%
ev3, Inc.(a)	58,600	781,724

Health Care Providers & Services — 3.1%
Alliance HealthCare Services, Inc.(a)	117,600	671,496
Amedisys, Inc.(a)(b)	19,000	922,640
Health Net, Inc.(a)	23,700	551,973
Psychiatric Solutions, Inc.(a)	12,700	268,478

		2,414,587

Health Care Technology — 2.8%
Computer Programs & Systems, Inc.	3,800	174,990
Phase Forward, Inc.(a)	63,100	968,585
Quality Systems, Inc.(b)	15,800	992,082

		2,135,657

Hotels, Restaurants & Leisure — 2.8%
Bally Technologies, Inc.(a)	7,600	313,804
Papa John’s International, Inc.(a)	27,300	637,728
Scientific Games Corp. - Class A(a)	59,900	871,545
Sonic Corp.(a)	37,300	375,611

		2,198,688

Internet & Catalog Retail — 1.1%
Orbitz Worldwide, Inc.(a)	117,900	865,386

Internet Software & Services — 4.2%
comScore, Inc.(a)	43,000	754,650
LogMeIn, Inc.(a)	57,600	1,149,120
LoopNet, Inc.(a)	25,400	252,476
SkillSoft Plc - ADR(a)	101,608	1,064,852

		3,221,098

IT Services — 1.2%
NCI, Inc. - Class A(a)	34,686	959,068

Life Sciences Tools & Services — 1.1%
ICON Plc - ADR(a)	40,000	869,200

Machinery — 5.2%
Actuant Corp. - Class A	64,700	1,198,891
Blount International, Inc.(a)	102,800	1,038,280
Nordson Corp.	16,600	1,015,588
Snap-On, Inc.	19,200	811,392

		4,064,151

Portfolio Abbreviation

ADR	American Depositary Receipts

DECEMBER 31, 2009	1

Schedule of Investments (continued)	BlackRock Small Cap Core Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Media — 3.8%
Arbitron, Inc.	57,300	$1,341,966
Ascent Media Corp. - Class A(a)	38,100	972,693
Martha Stewart Living Omnimedia, Inc. - Class A(a)	50,100	247,494
Regal Entertainment Group - Class A	25,500	368,220

		2,930,373

Metals & Mining — 4.2%
Horsehead Holding Corp.(a)	100,900	1,286,475
Olympic Steel, Inc.	36,600	1,192,428
RTI International Metals, Inc.(a)	30,200	760,134

		3,239,037

Multiline Retail — 1.2%
Saks, Inc.(a)(b)	144,500	947,920

Oil, Gas & Consumable Fuels — 3.2%
Arena Resources, Inc.(a)	24,100	1,039,433
James River Coal Co.(a)	28,400	526,252
Penn Virginia Corp.	42,400	902,696

		2,468,381

Personal Products — 0.7%
Chattem, Inc.(a)	5,682	530,131

Pharmaceuticals — 1.8%
Impax Laboratories, Inc.(a)	105,200	1,430,720

Professional Services — 2.1%
Mistras Group, Inc.(a)	57,500	865,950
TrueBlue, Inc.(a)	53,200	787,892

		1,653,842

Real Estate Investment Trusts (REITs) — 5.0%
DuPont Fabros Technology, Inc.	35,500	638,645
MFA Financial, Inc.	261,000	1,918,350
Ramco-Gershenson Properties Trust	84,000	801,360
Redwood Trust, Inc.	33,900	490,194

		3,848,549

Road & Rail — 1.3%
Landstar System, Inc.	22,400	868,448
Vitran Corp., Inc.(a)	9,397	102,145

		970,593

Semiconductors & Semiconductor Equipment — 4.2%
ATMI, Inc.(a)	72,700	1,353,674
Fairchild Semiconductor International, Inc.(a)	114,600	1,144,854
Teradyne, Inc.(a)	70,700	758,611

		3,257,139

Software — 5.2%
Actuate Corp.(a)	64,000	273,920
Blackboard, Inc.(a)	10,270	466,155
Concur Technologies, Inc.(a)	14,900	636,975
DemandTec, Inc.(a)	32,267	282,982
Lawson Software, Inc.(a)	120,950	804,317
Progress Software Corp.(a)	26,700	779,907
Sourcefire, Inc.(a)	16,500	441,375
Take-Two Interactive Software, Inc.(a)	34,100	342,705

		4,028,336

Specialty Retail — 3.3%
Aaron’s, Inc.(b)	22,200	615,606
HOT Topic, Inc.(a)	36,200	230,232
Jos. A. Bank Clothiers, Inc.(a)(b)	17,300	729,887
Lumber Liquidators, Inc.	13,300	356,440
Sally Beauty Holdings, Inc.(a)(b)	86,450	661,343

		2,593,508

Textiles, Apparel & Luxury Goods — 1.3%
Iconix Brand Group, Inc.(a)	61,600	779,240
Movado Group, Inc.	27,100	263,412

		1,042,652

Thrifts & Mortgage Finance — 0.4%
First Niagara Financial Group, Inc.	21,500	299,065

Trading Companies & Distributors — 3.6%
Applied Industrial Technologies, Inc.	26,900	593,683
Beacon Roofing Supply, Inc.(a)	57,200	915,200
Kaman Corp.	30,200	697,318
Rush Enterprises, Inc. - Class A(a)	51,100	607,579

		2,813,780

Total Long-Term Investments (Cost — $65,022,311) — 97.6%		75,613,517

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	1,899,846	1,899,846
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	6,514,800	6,514,800

Total Short-Term Securities (Cost — $8,414,646) — 10.8%		8,414,646

Total Investments (Cost — $73,436,957*) — 108.4%		84,028,163
Liabilities in Excess of Other Assets — (8.4)%		(6,540,763)

Net Assets — 100.0%		$77,487,400

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$74,928,086

Gross unrealized appreciation	$10,828,113
Gross unrealized depreciation	(1,728,036)

Net unrealized appreciation	$9,100,077

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	DECEMBER 31, 2009

Schedule of Investments (concluded)	BlackRock Small Cap Core Equity Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$1,032,432	$493
BlackRock Liquidity Series, LLC Money Market Series	$1,224,300	$18,289

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$75,613,517
Short-Term Securities	1,899,846

Total Level 1	77,513,363

Level 2 – Short-Term Securities	6,514,800
Level 3	—

Total	$84,028,163

[1]	See above Schedule of Investments for values in each industry.

DECEMBER 31, 2009	3

Schedule of Investments December 31, 2009 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 4.7%
Argon ST, Inc.(a)	574,013	$12,467,562
BE Aerospace, Inc.(a)	967,260	22,730,610
Spirit AeroSystems Holdings, Inc. - Class A(a)	766,900	15,230,634
Stanley, Inc.(a)	253,548	6,949,751

		57,378,557

Air Freight & Logistics — 3.0%
Atlas Air Worldwide Holdings, Inc.(a)	547,151	20,381,375
Forward Air Corp.	635,100	15,909,255

		36,290,630

Beverages — 1.6%
Heckmann Corp.(a)(b)	3,844,064	19,181,879

Biotechnology — 7.7%
Acorda Therapeutics, Inc.(a)	234,600	5,916,612
Cubist Pharmaceuticals, Inc.(a)	708,300	13,436,451
Dendreon Corp.(a)(b)	699,700	18,388,116
InterMune, Inc.(a)	265,224	3,458,521
Onyx Pharmaceuticals, Inc.(a)	458,600	13,455,324
OSI Pharmaceuticals, Inc.(a)	675,600	20,963,868
Vanda Pharmaceuticals, Inc.(a)(b)	1,650,309	18,549,473

		94,168,365

Capital Markets — 1.3%
Greenhill & Co., Inc.(b)	164,400	13,191,456
SWS Group, Inc.	239,235	2,894,744

		16,086,200

Chemicals — 0.5%
Intrepid Potash, Inc.(a)(b)	207,800	6,061,526

Commercial Services & Supplies — 2.1%
Clean Harbors, Inc.(a)	158,500	9,448,185
SYKES Enterprises, Inc.(a)	633,397	16,132,622

		25,580,807

Communications Equipment — 1.3%
DG FastChannel, Inc.(a)	400,900	11,197,137
Palm, Inc.(a)(b)	488,700	4,906,548

		16,103,685

Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. NV(a)	655,900	13,262,298

Consumer Finance — 1.6%
Dollar Financial Corp.(a)	830,000	19,637,800

Containers & Packaging — 1.9%
BWAY Holding Co.(a)	642,400	12,346,928
Rock-Tenn Co. - Class A	223,432	11,263,207

		23,610,135

Diversified Consumer Services — 1.1%
Grand Canyon Education, Inc.(a)	691,400	13,143,514

Diversified Financial Services — 1.3%
MSCI, Inc. - Class A(a)	482,000	15,327,600

Diversified Telecommunication Services — 1.1%
Cbeyond, Inc.(a)	841,346	13,251,200

Electronic Equipment, Instruments & Components — 1.3%
Cogent, Inc.(a)	1,494,825	15,531,232

Energy Equipment & Services — 1.0%
Superior Energy Services, Inc.(a)	503,577	12,231,885

Food Products — 1.6%
American Italian Pasta Co. - Class A(a)(b)	384,100	13,362,839
Smart Balance, Inc.(a)	1,030,725	6,184,350

		19,547,189

Health Care Equipment & Supplies — 4.7%
Gen-Probe, Inc.(a)	352,600	15,126,540
Hologic, Inc.(a)	1,064,180	15,430,610
Inverness Medical Innovations, Inc.(a)(b)	343,100	14,242,081
SonoSite, Inc.(a)(b)	521,854	12,331,410

		57,130,641

Health Care Providers & Services — 6.0%
Emergency Medical Services Corp. - Class A(a)	139,800	7,570,170
HealthSouth Corp.(a)	678,100	12,727,937
Lincare Holdings, Inc.(a)	583,683	21,666,313
Magellan Health Services, Inc.(a)	315,100	12,834,023
MEDNAX, Inc.(a)	314,600	18,913,752

		73,712,195

Health Care Technology — 0.9%
MedAssets, Inc.(a)	536,855	11,386,695

Hotels, Restaurants & Leisure — 5.5%
Bally Technologies, Inc.(a)	355,000	14,657,950
The Cheesecake Factory, Inc.(a)(b)	684,000	14,767,560
Domino’s Pizza, Inc.(a)	1,255,050	10,517,319
Scientific Games Corp. - Class A(a)	1,855,900	27,003,345

		66,946,174

Insurance — 0.7%
Aspen Insurance Holdings Ltd.	325,400	8,281,430

Internet & Catalog Retail — 0.7%
Shutterfly, Inc.(a)	497,300	8,856,913

Internet Software & Services — 3.6%
comScore, Inc.(a)	541,053	9,495,480
GSI Commerce, Inc.(a)(b)	404,400	10,267,716
SkillSoft Plc - ADR(a)	2,270,729	23,797,240

		43,560,436

IT Services — 5.9%
ExlService Holdings, Inc.(a)	1,518,919	27,583,569
Gartner, Inc.(a)	1,332,200	24,032,888
Global Cash Access Holdings, Inc.(a)	2,322,900	17,398,521
Sapient Corp.(a)	299,418	2,476,187

		71,491,165

Life Sciences Tools & Services — 0.5%
PerkinElmer, Inc.	299,000	6,156,410

Machinery — 0.5%
Gardner Denver, Inc.	149,900	6,378,245

Media — 3.0%
CKX, Inc. (a)	4,167,960	21,965,149
DreamWorks Animation SKG, Inc. - Class A(a)	370,300	14,793,485

		36,758,634

4	DECEMBER 31, 2009

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Metals & Mining — 1.3%
Century Aluminum Co.(a)	952,400	$15,419,356

Oil, Gas & Consumable Fuels — 4.8%
Comstock Resources, Inc.(a)	204,910	8,313,199
EXCO Resources, Inc.(b)	725,400	15,400,242
Massey Energy Co.	380,852	15,999,592
Plains Exploration & Production Co.(a)	677,900	18,750,714

		58,463,747

Pharmaceuticals — 2.7%
Akorn, Inc.(a)	2,896,277	5,184,336
Auxilium Pharmaceuticals, Inc.(a)(b)	295,448	8,857,531
Cypress Bioscience, Inc.(a)	1,117,998	6,439,668
Medicis Pharmaceutical Corp. - Class A	448,000	12,118,400

		32,599,935

Professional Services — 3.9%
Diamond Management & Technology Consultants, Inc.	1,756,995	12,949,053
Heidrick & Struggles International, Inc.	151,000	4,717,240
Kforce, Inc.(a)	513,200	6,415,000
Resources Connection, Inc.(a)	570,500	12,106,010
TrueBlue, Inc.(a)	798,200	11,821,342

		48,008,645

Real Estate Investment Trusts (REITs) — 0.8%
Franklin Street Properties Corp.	700,500	10,234,305

Semiconductors & Semiconductor Equipment — 6.7%
Entegris, Inc.(a)	2,890,100	15,259,728
FEI Co.(a)	390,473	9,121,449
Microsemi Corp.(a)	845,800	15,012,950
Monolithic Power Systems, Inc.(a)	366,807	8,792,364
ON Semiconductor Corp.(a)	2,050,900	18,068,429
Silicon Laboratories, Inc.(a)	322,900	15,608,986

		81,863,906

Software — 8.4%
Blackboard, Inc.(a)	416,052	18,884,600
DemandTec, Inc.(a)	1,267,845	11,119,001
SonicWALL, Inc.(a)	2,756,343	20,975,770
Take-Two Interactive Software, Inc.(a)(b)	609,100	6,121,455
Taleo Corp. - Class A(a)	609,774	14,341,885
TiVo, Inc.(a)	3,004,680	30,587,642

		102,030,353

Specialty Retail — 2.5%
Cabela’s, Inc.(a)(b)	406,800	5,800,968
Dick’s Sporting Goods, Inc.(a)(b)	323,400	8,042,958
J. Crew Group, Inc.(a)(b)	166,900	7,467,106
The Wet Seal, Inc. - Class A(a)	2,828,400	9,757,980

		31,069,012

Textiles, Apparel & Luxury Goods — 0.9%
lululemon athletica, Inc.(a)(b)	373,100	11,230,310

Total Long-Term Investments (Cost — $994,784,554) — 98.2%		1,197,973,009

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11%(c)(d)	25,567,074	25,567,074
BlackRock Liquidity Series, LLC Money Market Series,
0.29%(c)(d)(e)	95,114,818	95,114,818

Total Short-Term Securities (Cost — $120,681,892) — 9.9%		120,681,892

Total Investments (Cost — $1,115,466,446*) — 108.1%		1,318,654,901
Liabilities in Excess of Other Assets — (8.1)%		(99,013,305)

Net Assets — 100.0%		$1,219,641,596

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,136,226,592

Gross unrealized appreciation	$215,813,411
Gross unrealized depreciation	(33,385,102)

Net unrealized appreciation	$182,428,309

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$9,106,980	$7,587
BlackRock Liquidity Series, LLC Money Market Series	$11,537,791	$50,621

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

DECEMBER 31, 2009	5

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$1,197,973,009
Short-Term Securities	25,567,074

Total Level 1	1,223,540,083

Level 2 – Short-Term Securities	95,114,818
Level 3	—

Total	$1,318,654,901

[1]	See above Schedule of Investments for values in each industry.

6	DECEMBER 31, 2009

Schedule of Investments (Liquidation Basis) December 31, 2009 (Unaudited)	BlackRock Small Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Orbital Sciences Corp.(a)	22,600	$344,876
Stanley, Inc.(a)	5,100	139,791

		484,667

Air Freight & Logistics — 0.6%
Hub Group, Inc. - Class A(a)	6,100	163,663

Auto Components — 1.3%
Modine Manufacturing Co.(a)	28,500	337,440

Automobiles — 0.5%
Winnebago Industries, Inc.(a)	11,100	135,420

Building Products — 0.9%
Simpson Manufacturing Co., Inc.	8,400	225,876

Capital Markets — 1.9%
Evercore Partners, Inc. - Class A	6,800	206,720
KBW, Inc.(a)	11,200	306,432

		513,152

Chemicals — 2.6%
Koppers Holding, Inc.	2,200	66,968
Olin Corp.	20,700	362,664
Sensient Technologies Corp.	5,219	137,260
Solutia, Inc.(a)	10,000	127,000

		693,892

Commercial Banks — 7.5%
CVB Financial Corp.(b)	60,400	521,856
Fulton Financial Corp.	33,900	295,608
Glacier Bancorp, Inc.(b)	30,800	422,576
Independent Bank Corp.	6,200	129,518
TCF Financial Corp.	15,300	208,386
United Bankshares, Inc.(b)	10,319	206,070
Westamerica Bancorporation(b)	3,800	210,406

		1,994,420

Commercial Services & Supplies — 2.4%
The GEO Group, Inc.(a)	29,000	634,520

Communications Equipment — 1.5%
ADTRAN, Inc.	12,500	281,875
Arris Group, Inc.(a)	11,200	128,016

		409,891

Construction & Engineering — 1.6%
Chicago Bridge & Iron Co. NV(a)	13,400	270,948
Pike Electric Corp.(a)	16,000	148,480

		419,428

Construction Materials — 1.0%
Texas Industries, Inc.(b)	7,300	255,427

Diversified Financial Services — 2.5%
PHH Corp.(a)	41,082	661,831

Diversified Telecommunication Services — 2.0%
Neutral Tandem, Inc.(a)	15,800	359,450
Premiere Global Services, Inc.(a)	21,700	179,025

		538,475

Electrical Equipment — 3.2%
GrafTech International Ltd.(a)	17,900	278,345
Polypore International, Inc.(a)	17,200	204,680
Regal-Beloit Corp.	2,700	140,238
Thomas & Betts Corp.(a)	6,200	221,898

		845,161

Electronic Equipment, Instruments & Components — 2.4%
Anixter International, Inc.(a)	13,500	635,850

Energy Equipment & Services — 2.4%
Key Energy Services, Inc.(a)	16,800	147,672
Oil States International, Inc.(a)	5,400	212,166
Willbros Group, Inc.(a)	16,300	274,981

		634,819

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club, Inc.(a)	3,800	124,298

Food Products — 2.7%
Chiquita Brands International, Inc.(a)	14,300	257,972
Lance, Inc.	7,100	186,730
TreeHouse Foods, Inc.(a)	7,100	275,906

		720,608

Gas Utilities — 1.2%
New Jersey Resources Corp.	8,200	306,680

Health Care Equipment & Supplies — 0.5%
The Cooper Cos., Inc.	3,400	129,608

Health Care Providers & Services — 3.7%
Alliance HealthCare Services, Inc.(a)	24,200	138,182
Amedisys, Inc.(a)(b)	6,200	301,072
LifePoint Hospitals, Inc.(a)	17,000	552,670

		991,924

Health Care Technology — 0.9%
Phase Forward, Inc.(a)	16,300	250,205

Hotels, Restaurants & Leisure — 5.5%
Cracker Barrel Old Country Store, Inc.	5,900	224,141
Penn National Gaming, Inc.(a)	21,800	592,524
Pinnacle Entertainment, Inc.(a)	24,500	220,010
Scientific Games Corp. - Class A (a)	28,401	413,235

		1,449,910

Household Durables — 0.5%
Jarden Corp.	4,500	139,095

Insurance — 3.0%
The Hanover Insurance Group, Inc.	6,209	275,866
Navigators Group, Inc.(a)	4,862	229,049
Platinum Underwriters Holdings Ltd.	7,389	282,924

		787,839

Internet & Catalog Retail — 1.7%
Orbitz Worldwide, Inc.(a)	61,300	449,942

Internet Software & Services — 1.4%
SkillSoft Plc - ADR(a)	35,889	376,117

IT Services — 0.3%
CSG Systems International, Inc.(a)	4,500	85,905

Machinery — 6.4%
Actuant Corp. - Class A	18,300	339,099
Albany International Corp. - Class A	8,000	179,680
Briggs & Stratton Corp.	14,600	273,166
Kennametal, Inc.	4,700	121,824
Mueller Water Products, Inc. - Class A	60,900	316,680

DECEMBER 31, 2009	7

Schedule of Investments (Liquidation Basis) (continued)	BlackRock Small Cap Value Equity Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery (concluded)
Snap-On, Inc.	3,600	$152,136
Terex Corp.(a)	15,500	307,055

		1,689,640

Media — 2.0%
Arbitron, Inc.	22,300	522,266

Metals & Mining — 3.7%
Horsehead Holding Corp.(a)	25,400	323,850
Olympic Steel, Inc.	8,600	280,188
Thompson Creek Metals Co., Inc.(a)	32,700	383,244

		987,282

Multiline Retail — 1.4%
Saks, Inc.(a)	57,700	378,512

Oil, Gas & Consumable Fuels — 3.9%
Goodrich Petroleum Corp.(a)	8,200	199,670
James River Coal Co.(a)	12,800	237,184
Patriot Coal Corp.(a)	11,300	174,698
SandRidge Energy, Inc.(a)	22,800	215,004
St. Mary Land & Exploration Co.	6,400	219,136

		1,045,692

Professional Services — 1.1%
Mistras Group, Inc.(a)	20,000	301,200

Real Estate Investment Trusts (REITs) — 5.5%
BioMed Realty Trust, Inc.	23,200	366,096
DuPont Fabros Technology, Inc.	19,600	352,604
Education Realty Trust, Inc.	51,100	247,324
MFA Financial, Inc.	14,200	104,370
Ramco-Gershenson Properties Trust	28,100	268,074
U-Store-It Trust	17,600	128,832

		1,467,300

Road & Rail — 1.2%
Genesee & Wyoming, Inc. - Class A(a)	9,400	306,816

Semiconductors & Semiconductor Equipment — 3.1%
ATMI, Inc.(a)	11,800	219,716
Fairchild Semiconductor International, Inc.(a)	15,500	154,845
Teradyne, Inc.(a)	27,600	296,148
Verigy Ltd.(a)	12,800	164,736

		835,445

Software — 3.6%
Actuate Corp.(a)	18,100	77,468
Novell, Inc.(a)	80,600	334,490
TIBCO Software, Inc.(a)	19,400	186,822
TiVo, Inc.(a)	36,200	368,516

		967,296

Specialty Retail — 4.1%
The Children’s Place Retail Stores, Inc.(a)	4,800	158,448
Collective Brands, Inc.(a)	15,500	352,935
Genesco, Inc.(a)	10,000	274,600
Jos. A. Bank Clothiers, Inc.(a)	3,800	160,322
Sonic Automotive, Inc.(a)	13,600	141,304

		1,087,609

Textiles, Apparel & Luxury Goods — 1.8%
Iconix Brand Group, Inc.(a)	17,100	216,315
Maidenform Brands, Inc.(a)	15,600	260,364

		476,679

Thrifts & Mortgage Finance — 0.9%
First Niagara Financial Group, Inc.	17,400	242,034

Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.(a)	22,700	363,200
RSC Holdings Inc.(a)	27,900	196,416

		559,616

Wireless Telecommunication Services — 1.1%
Syniverse Holdings, Inc.(a)	17,400	304,152

Total Long-Term Investments (Cost — $23,780,850) — 99.9%		26,567,602

	Shares/ Beneficial Interest
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.11% (c)(d)	77,770	77,770
BlackRock Liquidity Series, LLC Money Market Series,
0.29% (c)(d)(e)	1,793,500	1,793,500

Total Short-Term Securities (Cost — $1,871,270) — 7.0%		1,871,270

Total Investments (Cost — $25,652,120*) — 106.9%		28,438,872
Liabilities in Excess of Other Assets — (6.9)%		(1,839,598)

Net Assets — 100.0%		$26,599,274

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$26,281,961

Gross unrealized appreciation	$2,622,049
Gross unrealized depreciation	(465,138)

Net unrealized appreciation	$2,156,911

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$(489,840)	$150
BlackRock Liquidity Series, LLC Money Market Series	$312,500	$3,594

(d)	Represents the current yield as of report date.

(e)	Security purchased with the cash collateral from securities loans.

8	DECEMBER 31, 2009

Schedule of Investments (Liquidation Basis) (concluded)	BlackRock Small Cap Value Equity Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$26,567,602
Short-Term Securities	77,770

Total Level 1	26,645,372

Level 2 - Short-Term Securities	1,793,500
Level 3	—

Total	$28,438,872

[1]	See above Schedule of Investments for values in each industry.

DECEMBER 31, 2009	9

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
American Express Issuance Trust, Series 2008-2, Class A, 4.02%, 2/15/10	USD	1,420	$1,426,065
AmeriCredit Automobile Receivables Trust, Series 2008-2, Class A2, 4.23%, 8/06/12(a)		679	695,291
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 2.03%, 7/25/32(a)		20	7,688
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13(b)		1,430	1,443,686
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 0.28%, 10/25/36(a)		138	134,520
Centex Home Equity Loan Trust:
Series 2002-A, Class MF2, 6.54%, 1/25/32		185	19,521
Series 2003-B, Class M3, 3.33%, 6/25/33(a)		137	14,008
Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12(a)		1,725	1,727,059
Conseco Financial Corp.:
Series 1996-6, Class A6, 7.95%, 9/15/27		252	255,008
Series 1996-7, Class A6, 7.65%, 10/15/27(a)		110	109,087
Countrywide Asset-Backed Certificates:
Series 2002-2, Class M2, 1.96%, 12/25/31(a)		1	770
Series 2003-3, Class M6, 3.13%, 7/25/32(a)		3	342
Series 2003-BCI, Class M2, 3.23%, 9/25/32(a)		35	7,171
Series 2003-2, Class M2, 2.71%, 3/26/33(a)		123	20,333
Series 2006-18, Class 2A1, 0.28%, 3/25/37(a)		67	66,328
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class M1, 5.77%, 5/25/35(c)		121	80,711
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	409	591,018
Harley-Davidson Motorcycle Trust:
Series 2005-2, Class A2, 4.07%, 2/15/12	USD	261	263,564
Series 2009-3, Class A2, 0.94%, 4/16/12		1,045	1,043,941
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.34%, 7/25/37(a)		199	190,200
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.59%, 11/25/35(a)		492	168,811
Long Beach Mortgage Loan Trust:
Series 2003-4, Class M5A, 6.23%, 8/25/33(a)		35	7,134
Series 2004-1, Class M5, 1.33%, 2/25/34(a)		95	41,004
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/01/15		1,213	1,319,900
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11		1,060	1,069,613
Option One Mortgage Loan Trust:
Series 2002-6, Class M1, 1.36%, 11/25/32(a)		16	7,676
Series 2002-6, Class M2, 2.78%, 11/25/32(a)		35	8,739
Series 2003-4, Class A2, 0.87%, 7/25/33(a)		72	52,227
Series 2003-4, Class M5A, 5.86%, 7/25/33(a)		24	1,919
Series 2003-5, Class M4, 4.58%, 8/25/33(a)		25	4,590
Residential Asset Mortgage Products, Inc., Series 2003-RZ2, Class M3, 5.50%, 4/25/33(c)	USD	55	5,809
Residential Asset Securities Corp., Series 2002-KS4, Class AIIB, 0.73%, 7/25/32(a)		34	16,364
SLM Student Loan Trust:
Series 2008-5, Class A2, 1.38%, 10/25/16(a)		1,720	1,746,333
Series 2008-5, Class A3, 1.58%, 1/25/18(a)		440	452,338
Series 2005-4, Class A2, 0.36%, 4/26/21(a)		475	471,105
Series 2008-5, Class A4, 1.98%, 7/25/23(a)		1,170	1,222,754
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M2, 3.16%, 4/25/33(a)		11	2,486
Structured Asset Receivables Trust Certificates, Series 2003-2A, 0.68%, 1/21/11(a)(b)(d)		—	268

Total Asset-Backed Securities — 2.7%			14,695,381

Collateralized Debt Obligations — 0.0%
Knollwood Ltd., Series 2004-1A, Class C, 3.48%, 1/10/39(a)(b)		114	—

	Shares
Common Stocks
Aerospace & Defense — 0.7%
Argon ST, Inc.(e)		4,842	105,168
BE Aerospace, Inc.(e)		21,800	512,300
L-3 Communications Holdings, Inc.		1,150	99,993
Lockheed Martin Corp.		3,125	235,469
Meggitt Plc		112,800	472,216
Northrop Grumman Corp.		18,200	1,016,470
Orbital Sciences Corp.(e)		14,800	225,848
Precision Castparts Corp.		2,400	264,840
Raytheon Co.		4,450	229,264
Spirit AeroSystems Holdings, Inc. - Class A(e)		20,000	397,200
Stanley, Inc.(e)		2,100	57,561
United Technologies Corp.		200	13,882

			3,630,211

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.(e)		4,700	175,075
C.H. Robinson Worldwide, Inc.		13,100	769,363
Forward Air Corp.		5,400	135,270
United Parcel Service, Inc. - Class B		26,925	1,544,687

			2,624,395

Airlines — 0.5%
Air France-KLM(e)		20,600	323,282
China Airlines Ltd.(e)		626,244	222,714
Delta Air Lines, Inc.(e)		126,650	1,441,277
Korean Air Lines Co. Ltd.(e)		6,800	319,822
Ryanair Holdings Plc - ADR(e)		13,471	361,292

			2,668,387

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 0.5%
Aisin Seiki Co. Ltd.	13,300	$384,251
Bridgestone Corp.	54,700	964,898
Compagnie Generale des Etablissements Michelin - Class B	4,400	336,991
Cooper Tire & Rubber Co.	4,500	90,225
Federal Mogul Corp.(e)	11,700	202,410
Hyundai Mobis(e)	2,700	395,657
Lear Corp.(e)	951	64,326
Magna International, Inc. - Class A	6,000	303,480
Westport Innovations, Inc. (acquired 9/15/04, cost $10,162)(e)(f)	2,086	24,393

		2,766,631

Automobiles — 0.4%
Astra International Tbk PT	134,500	494,475
Dongfeng Motor Group Co. Ltd. - H Shares	188,000	268,458
Ford Motor Co. (e)	19,175	191,750
Toyota Motor Corp.	27,000	1,138,346

		2,093,029

Beverages — 0.7%
Britvic Plc	51,100	335,088
The Coca-Cola Co.	37,323	2,127,411
Coca-Cola Enterprises, Inc.	10,050	213,060
Constellation Brands, Inc. - Class A(e)	19,460	309,998
Heckmann Corp.(e)	32,900	164,171
Molson Coors Brewing Co. - Class B	5,800	261,928
Pepsi Bottling Group, Inc.	3,400	127,500
PepsiCo, Inc.	3,175	193,040

		3,732,196

Biotechnology — 0.7%
Acorda Therapeutics, Inc.(e)	2,000	50,440
Amgen, Inc.(e)	38,750	2,192,087
Cubist Pharmaceuticals, Inc.(e)	6,000	113,820
Dendreon Corp.(e)	17,000	446,760
InterMune, Inc.(e)	2,200	28,688
Onyx Pharmaceuticals, Inc.(e)	3,900	114,426
OSI Pharmaceuticals, Inc.(e)	15,900	493,377
Vanda Pharmaceuticals, Inc.(e)	14,100	158,484

		3,598,082

Building Products — 0.2%
Asahi Glass Co. Ltd.	41,500	394,751
KCC Corp.	900	286,410
Masco Corp.	18,900	261,009

		942,170

Capital Markets — 1.4%
Aberdeen Asset Management Plc	46,700	100,349
Daishin Securities Co. Ltd.	9,900	133,011
F&C Asset Management Plc	119,100	145,829
Franklin Resources, Inc.	1,325	139,589
The Goldman Sachs Group, Inc.	9,875	1,667,295
Greenhill & Co., Inc.	2,900	232,696
ICAP Plc	20,000	137,941
Invesco Ltd.	26,888	631,599
Jefferies Group, Inc.(e)	5,525	131,108
Matsui Securities Co. Ltd.	11,800	82,213
Mizuho Securities Co. Ltd.	82,400	249,338
Morgan Stanley	37,625	1,113,700
NGP Capital Resources Co.	2,700	21,951
Nomura Holdings, Inc.	132,900	988,334
Northern Trust Corp.	2,600	136,240
Polaris Securities Co. Ltd.(e)	126,912	75,218
Schroders Plc	10,900	232,949
State Street Corp.	3,050	132,797
SWS Group, Inc.	2,100	25,410
TD Ameritrade Holding Corp.(e)	5,860	113,567
Treasure Island Royalty Trust(e)	217,129	108,564
UBS AG(e)	52,124	811,687
Yuanta Financial Holding Co. Ltd.	252,800	184,974

		7,596,359

Chemicals — 2.0%
Agrium, Inc.	11,650	716,475
Air Water, Inc.	95,000	1,119,001
Airgas, Inc.	3,350	159,460
Albemarle Corp.	7,900	287,323
Cabot Corp.	9,600	251,808
Celanese Corp. - Series A	9,700	311,370
Clariant AG(e)	27,300	322,826
The Dow Chemical Co.	8,075	223,112
Eastman Chemical Co.	12,450	749,988
Ecolab, Inc.	12,600	561,708
FMC Corp.	5,550	309,468
Hanwha Corp.(e)	7,800	319,432
Huntsman Corp.	9,000	101,610
Hyosung Corp.(e)	5,600	409,573
Intrepid Potash, Inc.(e)	1,800	52,506
K+S AG	4,000	228,133
Kureha Corp.	23,600	116,394
Lanxess AG	9,400	355,355
The Lubrizol Corp.	11,700	853,515
Methanex Corp.	17,000	333,709
Nifco, Inc.	9,700	193,769
PPG Industries, Inc.	10,700	626,378
RPM International, Inc.	10,100	205,333
Shin-Etsu Chemical Co. Ltd.	11,600	654,917
Syngenta AG	3,074	868,122
Yara International ASA	8,500	385,009
Zeon Corp.	87,800	396,672

		11,112,966

Commercial Banks — 2.0%
Banco de Sabadell SA	27,700	153,864
Bangkok Bank Public Co. Ltd.	35,800	124,596
Bank Central Asia Tbk PT	982,000	502,653
The Bank of Yokohama Ltd.	29,000	132,224
The Chiba Bank Ltd.	24,100	144,146
China Construction Bank Corp. - Class H	571,000	487,717
City National Corp.	6,400	291,840
Credit Agricole SA	57,595	1,010,783
DBS Group Holdings Ltd.	113,660	1,235,596
Fifth Third Bancorp	29,700	289,575
HSBC Holdings Plc	128,433	1,465,204
Itau UniBanco Holding SA - ADR	24,025	548,731
KeyCorp	92,500	513,375
Mega Financial Holding Co. Ltd.	264,400	152,329
National Bank of Canada	4,100	236,156
Standard Chartered Plc	31,829	803,550
U.S. Bancorp	3,950	88,915
Union Bank of India	47,100	266,138

2	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Commercial Banks (concluded)
Unione di Banche Italiane ScpA	9,600	$137,606
United Overseas Bank Ltd.	21,200	295,099
Wells Fargo & Co.	58,175	1,570,143
Wing Hang Bank Ltd.	13,300	123,775
Zions Bancorporation(g)	15,850	203,356

		10,777,371

Commercial Services & Supplies — 0.5%
Alexco Resource Corp.(e)	17,322	65,103
Clean Harbors, Inc.(e)	1,400	83,454
Corrections Corp. of America(e)	7,200	176,760
Mitie Group Plc	59,900	222,035
R.R. Donnelley & Sons Co.	27,000	601,290
Rentokil Initial Plc(e)	423,911	789,197
Republic Services, Inc.	12,662	358,461
RPS Group Plc	84,700	296,135
SYKES Enterprises, Inc.(e)	5,448	138,761

		2,731,196

Communications Equipment — 1.4%
Alcatel-Lucent - ADR(e)	63,200	209,824
Cisco Systems, Inc.(e)	74,391	1,780,920
DG FastChannel, Inc.(e)	3,400	94,962
Harris Corp.	3,771	179,311
Juniper Networks, Inc.(e)	3,300	88,011
Nokia Oyj	61,262	792,116
Palm, Inc.(e)(g)	65,500	657,620
QUALCOMM, Inc.	65,522	3,031,048
Telefonaktiebolaget LM Ericsson - B Shares	78,503	722,703

		7,556,515

Computers & Peripherals — 2.0%
Apple, Inc.(e)	20,034	4,224,369
Dell, Inc.(e)	13,200	189,552
EMC Corp.(e)	37,800	660,366
Hewlett-Packard Co.	52,225	2,690,110
International Business Machines Corp.	7,275	952,297
NetApp, Inc.(e)	22,800	784,092
Seagate Technology(e)	39,700	722,143
Western Digital Corp.(e)	19,146	845,296

		11,068,225

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV(e)	5,600	113,232
FLSmidth & Co. A/S	6,300	441,351
Fluor Corp.	2,500	112,600
Jacobs Engineering Group, Inc.(e)	5,800	218,138
KBR, Inc.	29,400	558,600
Quanta Services, Inc.(e)	13,100	273,004

		1,716,925

Construction Materials — 0.2%
Fletcher Building Ltd.	80,258	463,057
HeidelbergCement AG	6,686	462,549
Italcementi SpA	15,500	212,019

		1,137,625

Consumer Finance — 0.2%
American Express Co.	4,600	186,392
Capital One Financial Corp.	5,600	214,704
Discover Financial Services	12,125	178,359
Dollar Financial Corp.(e)	7,100	167,986
SLM Corp.(e)	25,000	281,750

		1,029,191

Containers & Packaging — 0.3%
Bemis Co., Inc.	11,200	332,080
BWAY Holding Co.(e)	5,500	105,710
Owens-Illinois, Inc.(e)	15,920	523,291
Pactiv Corp.(e)	29,300	707,302
Rock-Tenn Co. - Class A	1,918	96,686
Sealed Air Corp.	3,500	76,510
Temple-Inland, Inc.	4,900	103,439

		1,945,018

Distributors — 0.1%
CFAO SA(e)	11,430	469,771
Inchcape Plc(e)	429,600	204,828

		674,599

Diversified Consumer Services — 0.1%
Apollo Group, Inc. - Class A(e)	2,600	157,508
Grand Canyon Education, Inc.(e)	5,900	112,159
H&R Block, Inc.	10,600	239,772
Noah Education Holdings Ltd. - ADR(e)	3,500	17,115

		526,554

Diversified Financial Services — 1.1%
Bank of America Corp.	43,150	649,839
Citigroup, Inc.(e)	68,225	225,825
CME Group, Inc.	2,300	772,685
Deutsche Boerse AG	2,400	198,743
Hong Kong Exchanges & Clearing Ltd.	15,200	270,444
IntercontinentalExchange, Inc.(e)	1,000	112,300
Investor AB - B Shares	42,070	779,233
JPMorgan Chase & Co.	47,925	1,997,035
London Stock Exchange Group Plc	12,600	145,510
MSCI, Inc. - Class A(e)	10,675	339,465
NYSE Euronext	11,900	301,070
PHH Corp.(e)	18,200	293,202
Pohjola Bank Plc	14,200	153,150

		6,238,501

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	68,367	1,916,327
BT Group Plc	318,347	693,304
Cbeyond, Inc.(e)	7,200	113,400
CenturyTel, Inc.	4,932	178,588
Koninklijke KPN NV	52,996	900,797
Telecom Corp. of New Zealand Ltd.	114,400	205,510
Verizon Communications, Inc.	48,519	1,607,435
Vimpel-Communications - ADR	10,800	200,772

		5,816,133

Electric Utilities — 0.5%
American Electric Power Co., Inc.	3,650	126,984
Companhia Energetica de Minas Gerais - CEMIG - ADR	17,991	324,917
E.ON AG	19,551	820,634
Edison International	11,000	382,580
Entergy Corp.	3,810	311,810
Northeast Utilities	14,950	385,561

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Electric Utilities (concluded)
Westar Energy, Inc.	8,000	$173,760

		2,526,246

Electrical Equipment — 0.3%
Alstom SA	8,850	618,932
AMETEK, Inc.	5,800	221,792
Cooper Industries Plc - Class A	5,700	243,048
Hubbell, Inc. - Class B	1,400	66,220
ITM Power Plc(e)	12,000	3,048
Ocean Power Technologies, Inc.(e)	1,000	9,010
Thomas & Betts Corp.(e)	8,800	314,952
Tognum AG	13,700	226,785

		1,703,787

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. - Class A	5,900	272,462
Anixter International, Inc.(e)	8,729	411,136
Arrow Electronics, Inc.(e)	5,925	175,439
AU Optronics Corp. - ADR	25,569	306,572
Cogent, Inc.(e)	21,525	223,645
Hitachi Ltd.(e)	233,200	716,886
Hollysys Automation Technologies Ltd.(e)	11,700	140,517
Ingram Micro, Inc. - Class A(e)	8,500	148,325
Jabil Circuit, Inc.	13,225	229,718
Nidec Corp.	3,700	341,965
Tech Data Corp.(e)	15,390	718,098
Tyco Electronics Ltd.	3,500	85,925
Venture Corp Ltd.	33,000	207,019
Wasion Group Holdings Ltd.	207,100	215,258

		4,192,965

Energy Equipment & Services — 2.0%
Atwood Oceanics, Inc.(e)	11,500	412,275
Baker Hughes, Inc.	15,300	619,344
Calfrac Well Services Ltd.	7,500	149,520
Complete Production Services, Inc.(e)	900	11,700
ENSCO International Plc - ADR	4,475	178,732
Halliburton Co.	19,130	575,622
Helix Energy Solutions Group, Inc.(e)	32,800	385,400
Hercules Offshore, Inc.(e)	1,400	6,692
HSE Integrated Ltd.(e)	561	284
Key Energy Services, Inc.(e)	600	5,274
Leader Energy Services Ltd.(e)	5,319	559
Nabors Industries Ltd.(e)	34,175	748,091
National Oilwell Varco, Inc.	17,499	771,531
Noble Corp.	11,010	448,107
Oil States International, Inc.(e)	15,000	589,350
Precision Drilling Trust(e)	3,771	27,340
Pride International, Inc.(e)	18,200	580,762
Rowan Cos., Inc.(e)	30,000	679,200
Schlumberger Ltd.	28,347	1,845,106
SEACOR Holdings, Inc.(e)	4,600	350,750
Smith International, Inc.	13,400	364,078
Superior Energy Services, Inc.(e)	12,805	311,033
Technicoil Corp.(e)	12,900	7,400
Technicoil Corp. (acquired 6/15/04, cost $24,418)(e)(f)	33,500	19,219
Tidewater, Inc.	12,500	599,375
Transocean Ltd.(e)	9,156	758,117
Trican Well Service Ltd.	36,600	492,036
Weatherford International Ltd.(e)	6,200	111,042
Xtreme Coil Drilling Corp.(e)	11,200	44,871

		11,092,810

Food & Staples Retailing — 0.7%
The Kroger Co.	13,200	270,996
Safeway, Inc.	17,080	363,633
Tesco Plc	112,521	776,257
Walgreen Co.	2,700	99,144
Wal-Mart Stores, Inc.	40,036	2,139,924
Whole Foods Market, Inc.(e)	5,200	142,740
Wumart Stores, Inc. - H Shares	157,700	248,570

		4,041,264

Food Products — 1.1%
American Italian Pasta Co. - Class A(e)	3,200	111,328
Archer-Daniels-Midland Co.	6,000	187,860
Associated British Foods Plc	55,587	736,933
Barry Callebaut AG(e)	200	125,933
Dean Foods Co.(e)	4,500	81,180
Del Monte Foods Co.	68,496	776,745
General Mills, Inc.	1,100	77,891
Greencore Group Plc	118,800	237,164
The J.M. Smucker Co.	5,900	364,325
Nestle SA	37,015	1,796,472
Nong Shim Co. Ltd.	1,100	235,649
Nutreco Holding NV	5,600	314,777
Parmalat SpA	81,400	227,571
Sara Lee Corp.	25,600	311,808
Smart Balance, Inc.(e)	8,800	52,800
Toyo Suisan Kaisha Ltd.	3,600	83,018
Tyson Foods, Inc. - Class A	12,750	156,442
Viscofan SA	11,200	284,441

		6,162,337

Gas Utilities — 0.3%
Atmos Energy Corp.	9,000	264,600
EQT Corp.	10,370	455,450
ONEOK, Inc.	3,925	174,937
Questar Corp.	9,880	410,712
UGI Corp.	15,800	382,202

		1,687,901

Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.	3,725	218,583
Boston Scientific Corp.(e)	15,600	140,400
China Medical Technologies, Inc. - ADR	6,100	85,705
Cie Generale d’Optique Essilor International SA	9,795	585,854
The Cooper Cos., Inc.	2,898	110,472
Covidien Plc	2,900	138,881
Elekta AB - B Shares	11,400	270,968
Gen-Probe, Inc.(e)	6,500	278,850
Getinge AB - B Shares	8,700	166,275
Hologic, Inc.(e)	29,000	420,500
Hospira, Inc.(e)	3,450	175,950
Inverness Medical Innovations, Inc.(e)	9,700	402,647
Kinetic Concepts, Inc.(e)	18,900	711,585
Smith & Nephew Plc	30,500	313,734
SonoSite, Inc.(e)	4,425	104,563
Sonova Holding AG	3,100	375,565

4	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care Equipment & Supplies (concluded)
Straumann Holding AG	600	$168,519
Zimmer Holdings, Inc.(e)	22,200	1,312,242

		5,981,293

Health Care Providers & Services — 2.5%
Aetna, Inc.	23,100	732,270
AmerisourceBergen Corp.	22,000	573,540
Cardinal Health, Inc.	25,625	826,150
Community Health Systems, Inc.(e)	14,800	526,880
Coventry Health Care, Inc.(e)	24,100	585,389
Emergency Medical Services Corp. - Class A(e)	1,200	64,980
Express Scripts, Inc.(e)	15,900	1,374,555
Fleury SA(e)	5,800	61,265
Fresenius Medical Care AG & Co. KGaA	4,800	254,625
HealthSouth Corp.(e)	5,800	108,866
Humana, Inc.(e)	15,800	693,462
Lincare Holdings, Inc.(e)	28,100	1,043,072
Magellan Health Services, Inc.(e)	7,700	313,621
McKesson Corp.	13,400	837,500
Medco Health Solutions, Inc.(e)	22,670	1,448,840
MEDNAX, Inc.(e)	11,180	672,030
Rhoen-Klinikum AG	3,000	73,013
UnitedHealth Group, Inc.	39,075	1,191,006
Universal Health Services, Inc. - Class B	18,150	553,575
WellPoint, Inc.(e)	26,300	1,533,027

		13,467,666

Health Care Technology — 0.3%
Cerner Corp.(e)(g)	9,600	791,424
IMS Health, Inc.	25,300	532,818
MedAssets, Inc.(e)	4,600	97,566

		1,421,808

Hotels, Restaurants & Leisure — 1.3%
7 Days Group Holdings Ltd. - ADR(e)	15,800	197,184
Aristocrat Leisure Ltd.	38,500	137,922
Bally Technologies, Inc.(e)	10,600	437,674
Brinker International, Inc.	6,950	103,694
The Cheesecake Factory, Inc.(e)	5,800	125,222
Darden Restaurants, Inc.	11,575	405,935
Domino’s Pizza UK & IRL Plc	52,400	251,644
Domino’s Pizza, Inc.(e)	10,600	88,828
Fu Ji Food & Catering Services Holdings Ltd.(e)	208,300	269
Home Inns & Hotels Management, Inc. - ADR(e)	8,500	300,475
InterContinental Hotels Group Plc	21,918	314,918
Las Vegas Sands Corp.(e)(g)	26,000	388,440
McDonald’s Corp.	6,325	394,933
P.F. Chang’s China Bistro, Inc.(e)	5,400	204,714
PartyGaming Plc(e)	43,800	183,029
REXLot Holdings Ltd.	3,186,400	355,033
Scientific Games Corp. - Class A(e)	54,500	792,975
Starbucks Corp.(e)	35,700	823,242
Starwood Hotels & Resorts Worldwide, Inc.	26,800	980,076
Whitbread Plc	9,800	222,378
William Hill Plc	79,500	238,008
Wyndham Worldwide Corp.	9,225	186,068

		7,132,661

Household Durables — 0.1%
Garmin Ltd.	5,700	174,990
Lennar Corp. - Class A	7,150	91,305
Newell Rubbermaid, Inc.	15,575	233,781
NVR, Inc.(e)	200	142,142

		642,218

Household Products — 0.7%
Church & Dwight Co., Inc.	3,600	217,620
Colgate-Palmolive Co.	1,275	104,741
Kimberly-Clark Corp.	12,350	786,819
The Procter & Gamble Co.	44,780	2,715,011

		3,824,191

Independent Power Producers & Energy Traders — 0.5%
The AES Corp.(e)	57,311	762,809
Constellation Energy Group, Inc.	5,775	203,107
International Power Plc	83,400	415,573
Mirant Corp.(e)	35,000	534,450
NRG Energy, Inc.(e)	37,460	884,431

		2,800,370

Industrial Conglomerates — 0.8%
3M Co.	22,200	1,835,274
Carlisle Cos., Inc.	5,800	198,708
General Electric Co.	75,775	1,146,476
Keppel Corp. Ltd.	134,000	780,568
Smiths Group Plc	15,900	259,200
Textron, Inc.	8,700	163,647
Tyco International Ltd.(e)	3,725	132,908

		4,516,781

Insurance — 2.3%
ACE Ltd.(e)	2,825	142,380
Aegon NV(e)	48,800	312,496
AFLAC, Inc.	3,775	174,594
Allianz SE	8,402	1,041,511
Allied World Assurance Co. Holdings Ltd.	10,200	469,914
American Financial Group, Inc.	21,900	546,405
Amlin Plc	12,900	74,486
Aspen Insurance Holdings Ltd.	2,800	71,260
AXIS Capital Holdings Ltd.	9,610	273,020
Catlin Group Ltd.	17,120	93,742
Chubb Corp.	13,900	683,602
Endurance Specialty Holdings Ltd.	10,200	379,746
Everest Re Group Ltd.	5,200	445,536
The Hanover Insurance Group, Inc.	8,787	390,406
The Hartford Financial Services Group, Inc.	6,050	140,723
HCC Insurance Holdings, Inc.	30,910	864,553
Lincoln National Corp.	5,900	146,792
Loews Corp.	12,600	458,010
MetLife, Inc.	19,600	692,860
PartnerRe Ltd.	7,600	567,416
PICC Property & Casualty Co. Ltd. - H Shares(e)	239,600	214,404
Prudential Financial, Inc.	4,240	210,982
Prudential Plc	85,183	871,954
RenaissanceRe Holdings Ltd.	13,350	709,552
Standard Life Plc	22,300	77,456
Swiss Reinsurance Co. Ltd.	8,800	421,561
The Travelers Cos., Inc.	24,575	1,225,309
Unum Group	20,000	390,400
W.R. Berkley Corp.	8,790	216,586
XL Capital Ltd. - Class A	16,350	299,696

		12,607,352

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(e)	15,350	$2,064,882
Expedia, Inc.(e)	4,600	118,266
priceline.com, Inc.(e)	1,075	234,888
Shutterfly, Inc.(e)	4,200	74,802

		2,492,838

Internet Software & Services — 1.2%
Baidu, Inc. - ADR(e)	1,900	781,337
comScore, Inc.(e)	4,631	81,274
eBay, Inc.(e)	6,625	155,952
Google, Inc. - Class A(e)	6,522	4,043,510
GSI Commerce, Inc.(e)	3,500	88,865
NetEase.com, Inc. - ADR(e)	5,000	188,050
Open Text Corp.(e)	7,000	284,550
SkillSoft Plc - ADR(e)	18,200	190,736
Tencent Holdings Ltd.	26,900	581,786
Yahoo!, Inc.(e)	18,800	315,464

		6,711,524

IT Services — 0.9%
Alliance Data Systems Corp.(e)(g)	2,200	142,098
Amdocs Ltd.(e)	21,767	621,013
Broadridge Financial Solutions, Inc.	19,025	429,204
Cap Gemini SA	5,100	232,663
Computer Sciences Corp.(e)	13,400	770,902
Dimension Data Holdings Plc	159,200	191,612
DST Systems, Inc.(e)	3,700	161,135
ExlService Holdings, Inc.(e)	12,998	236,044
Fidelity National Information Services, Inc.	19,800	464,112
Gartner, Inc.(e)	25,200	454,608
Genpact Ltd.(e)	12,500	186,250
Global Cash Access Holdings, Inc.(e)	19,900	149,051
Lender Processing Services, Inc.	13,100	532,646
Mastercard, Inc. - Class A	750	191,985
Sapient Corp.(e)	2,600	21,502
TeleTech Holdings, Inc.(e)	4,550	91,136

		4,875,961

Leisure Equipment & Products — 0.0%
Mattel, Inc.	15,100	301,698

Life Sciences Tools & Services — 0.4%
Covance, Inc.(e)	9,000	491,130
Gerresheimer AG	5,500	185,303
Life Technologies Corp.(e)	19,975	1,043,294
PerkinElmer, Inc.	2,600	53,534
Qiagen NV(e)	5,600	126,115
Thermo Fisher Scientific, Inc.(e)	5,200	247,988

		2,147,364

Machinery — 1.9%
AGCO Corp.(e)	3,200	103,488
Amada Co. Ltd.	49,500	310,049
Caterpillar, Inc.	2,150	122,528
Cummins, Inc.	17,000	779,620
Danaher Corp.(g)	29,000	2,180,800
Eaton Corp.	13,850	881,137
Gardner Denver, Inc.	1,300	55,315
GEA Group AG	21,200	472,251
Harsco Corp.	2,800	90,244
Hino Motors Ltd.(e)	98,800	341,833
Ingersoll-Rand Plc	5,125	183,168
Joy Global, Inc.	3,000	154,770
Metso Oyj	11,100	390,446
Nabtesco Corp.	34,200	391,805
Navistar International Corp.(e)	3,800	146,870
NSK Ltd.	74,000	543,011
NTN Corp.	104,100	470,346
Oshkosh Corp.	1,800	66,654
PACCAR, Inc.	27,600	1,001,052
Parker Hannifin Corp.	4,100	220,908
Pentair, Inc.	7,000	226,100
Railpower Technologies Corp.(e)	17,600	—
SPX Corp.	5,500	300,850
The Stanley Works	5,100	262,701
Terex Corp.(e)	13,900	275,359
Timken Co.	12,800	303,488

		10,274,793

Marine — 0.1%
Nippon Yusen Kabushiki Kaisha	134,400	413,930

Media — 1.5%
AirMedia Group, Inc. - ADR(e)	9,500	71,345
Cablevision Systems Corp. - Class A	14,400	371,808
CBS Corp. - Class B	63,300	889,365
CKX, Inc.(e)	67,750	357,043
Comcast Corp. - Class A	86,375	1,456,282
DIRECTV - Class A(e)	6,400	213,440
DISH Network Corp. - Class A	9,300	193,161
DreamWorks Animation SKG, Inc. - Class A(e)	11,250	449,438
Focus Media Holding Ltd. - ADR(e)	12,300	194,955
The Interpublic Group of Cos., Inc.(e)	32,500	239,850
Liberty Global, Inc. - Class A(e)	12,700	278,257
The McGraw-Hill Cos., Inc.	3,850	129,014
Naspers Ltd. - N Shares	6,000	242,821
SES SA	36,343	799,438
Time Warner Cable, Inc.	1,771	73,302
Time Warner, Inc.	11,208	326,601
Viacom, Inc. - Class B(e)	33,850	1,006,360
Virgin Media, Inc.	19,700	331,551
Wolters Kluwer NV	10,700	234,006
Woongjin Thinkbig Co. Ltd.(e)	19,370	366,105

		8,224,142

Metals & Mining — 1.8%
Agnico-Eagle Mines Ltd.	10,700	580,135
Archipelago Resources Plc(e)	78,900	40,143
Baja Mining Corp.(e)	59,300	43,659
BHP Billiton Ltd.	39,831	1,524,197
Canterra Minerals Corp(e)	8,415	2,293
Carpenter Technology Corp.	9,500	256,025
Century Aluminum Co.(e)	17,834	288,733
Crosshair Exploration & Mining Corp.(e)	5,600	1,044
Crosshair Exploration & Mining Corp. (acquired 4/01/08, cost $6,372)(e)(f)	5,300	988
Eldorado Gold Corp.(e)	46,962	669,956
Eramet SA	900	281,854
European Goldfields Ltd.(e)	12,100	70,343
Freeport-McMoRan Copper & Gold, Inc.	13,032	1,046,339
Gold Reserve, Inc.(e)	26,280	28,645
Grande Cache Coal Corp.(e)	53,200	272,651
Hidili Industry International Development Ltd.(e)	237,000	294,847

6	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Metals & Mining (concluded)
Kinross Gold Corp.	22,235	$409,124
Lake Shore Gold Corp.(e)	17,718	69,967
MacArthur Coal Ltd.	22,800	228,874
Merafe Resources Ltd.(e)	651,400	123,039
Minefinders Corp. Ltd.(e)	40,000	412,000
Newcrest Mining Ltd.	19,807	627,380
Reliance Steel & Aluminum Co.	3,990	172,448
Salzgitter AG	3,300	323,362
Silvercorp Metals, Inc.	76,800	511,829
Steel Dynamics, Inc.	7,175	127,141
Sunridge Gold Corp.(e)	146,757	65,250
Teck Resources Ltd. - Class B(e)	1	35
ThyssenKrupp AG	10,500	394,718
United States Steel Corp.	12,400	683,488
Western Coal Corp.(e)	7,800	24,313
Yamato Kogyo Co. Ltd.	9,900	323,683

		9,898,503

Multiline Retail — 0.9%
Big Lots, Inc.(e)	19,300	559,314
Dollar Tree, Inc.(e)	3,575	172,672
Golden Eagle Retail Group Ltd.	165,200	335,093
JC Penney Co., Inc.	29,200	777,012
Kohl’s Corp.(e)	34,902	1,882,265
Macy’s, Inc.	33,175	556,013
Mothercare Plc	20,900	229,395
Next Plc	5,200	173,867
PPR	1,600	192,056
Saks, Inc.(e)	29,500	193,520
Target Corp.	3,525	170,504

		5,241,711

Multi-Utilities — 0.4%
Ameren Corp.	4,750	132,762
CenterPoint Energy, Inc.	13,925	202,052
CMS Energy Corp.	21,800	341,388
DTE Energy Co.	8,425	367,246
Integrys Energy Group, Inc.	4,000	167,960
NiSource, Inc.	37,200	572,136
PG&E Corp.	6,200	276,830
Wisconsin Energy Corp.	5,880	293,000

		2,353,374

Office Electronics — 0.3%
Canon, Inc.	28,500	1,212,347
Xerox Corp.	37,850	320,211

		1,532,558

Oil, Gas & Consumable Fuels — 6.4%
Advantage Oil & Gas Ltd.	61,300	404,427
Alpha Natural Resources, Inc.(e)	6,937	300,927
American Oil & Gas, Inc.(e)	5,947	24,977
Anadarko Petroleum Corp.	11,200	699,104
Apache Corp.	1,650	170,231
Approach Resources, Inc.(e)	1,700	13,124
Arch Coal, Inc.	31,700	705,325
Argosy Energy, Inc.(e)	1,240	1,518
Atlas Energy, Inc.(e)	10,000	301,700
ATP Oil & Gas Corp.(e)	4,300	78,604
Bellatrix Exploration Ltd.(e)	11,382	28,840
BG Group Plc	43,149	779,109
Birchcliff Energy Ltd.(e)	38,500	347,875
Cairn Energy Plc(e)	145,660	779,759
Canadian Superior Energy, Inc.(e)	57,300	34,380
Canext Energy Ltd.(e)	4,020	1,807
Carrizo Oil & Gas, Inc.(e)	8,100	214,569
Chesapeake Energy Corp.	8,325	215,451
Chevron Corp.	13,400	1,031,666
Cimarex Energy Co.	7,700	407,869
Cinch Energy Corp. (acquired 6/07/04 through 7/07/05, cost $63,400)(e)(f)	40,320	67,852
Clayton Williams Energy, Inc.(e)	19,123	670,070
Compton Petroleum Corp.(e)	3,800	3,415
Comstock Resources, Inc.(e)	3,083	125,077
ConocoPhillips	22,050	1,126,094
CONSOL Energy, Inc.	35,489	1,767,352
Crescent Point Energy Corp.	1,800	67,966
Crew Energy, Inc.(e)	30,300	425,304
Crew Energy, Inc. (acquired 5/12/04, cost $36,232)(e)(f)	9,400	131,942
Daylight Resources Trust	51,054	497,433
Delphi Energy Corp.(e)	24,700	40,385
El Paso Corp.	54,900	539,667
Ember Resources, Inc.(e)	4,855	3,760
Energy XXI Bermuda Ltd.	13,100	30,261
EOG Resources, Inc.	7,200	700,560
EXCO Resources, Inc.	21,700	460,691
Exxon Mobil Corp.	36,300	2,475,297
Fairborne Energy Ltd.(e)	16,182	73,804
Galleon Energy, Inc. - Class A(e)	72,317	364,402
Galleon Energy, Inc. - Class A (acquired 2/09/04, cost $12,571)(e)(f)	6,300	31,746
Gasco Energy, Inc.(e)	19,600	10,388
Gastar Exploration Ltd.(e)	3,180	15,232
GMX Resources, Inc.(e)	8,612	118,329
Goodrich Petroleum Corp.(e)	18,400	448,040
Heritage Oil Plc(e)	40,000	280,633
Iteration Energy Ltd.(e)	4,021	4,652
James River Coal Co.(e)	2,300	42,619
Longview Energy Co. (acquired 8/13/04, cost $48,000)(e)(f)	3,200	34,112
Lynden Energy Corp.(e)	3,500	1,104
Marathon Oil Corp.	32,851	1,025,608
Massey Energy Co.	39,488	1,658,891
Matador Resources Co. (acquired 10/14/03 through 4/13/06, cost $62,950)(e)(f)	8,685	122,285
Midnight Oil Exploration Ltd.(e)	69,600	66,549
Midnight Oil Exploration Ltd. (acquired 9/29/05, cost $39,607)(e)(f)	11,600	11,091
Midway Energy Ltd.(e)	841	2,388
NAL Oil & Gas Trust	396	5,203
Newfield Exploration Co.(e)	8,185	394,763
Niko Resources Ltd.	2,000	188,172
Occidental Petroleum Corp.	3,925	319,299
Open Range Energy Corp.(e)	1,975	4,117
Pacific Rodera Energy, Inc.(e)	37,300	11,591
Pacific Rubiales Energy Corp.(e)	37,966	560,859
Pan Orient Energy Corp.(e)	25,700	186,757
Paramount Resources Ltd. - Class A(e)	9,900	139,150
Patriot Coal Corp.(e)	2,798	43,257
Peabody Energy Corp.	26,498	1,197,975
Pengrowth Energy Trust	2,877	27,921
Penn Virginia Corp.	30,000	638,700
Penn West Energy Trust	10,319	183,026

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
PetroBakken Energy Ltd. - Class A	253	$7,821
Petrohawk Energy Corp.(e)	76,700	1,840,033
Petrolifera Petroleum Ltd.(e)	30,150	27,963
Plains Exploration & Production Co.(e)	58,525	1,618,802
Progress Energy Resources Corp.	31,200	422,126
ProspEx Resources Ltd.(e)	43,140	49,911
Quest Resource Corp.(e)	2,500	1,450
Quicksilver Resources, Inc.(e)	10,200	153,102
Range Resources Corp.	14,000	697,900
Rosetta Resources, Inc.(e)	5,700	113,601
Southern Union Co.	20,100	456,270
Southwestern Energy Co.(e)	5,020	241,964
St. Mary Land & Exploration Co.	2,900	99,296
Stone Energy Corp.(e)	561	10,126
Straits Asia Resources Ltd.	205,400	378,363
Tesoro Corp.	40,500	548,775
Total SA	16,079	1,032,752
TransCanada Corp.	700	24,223
Tullow Oil Plc	37,936	795,912
Ultra Petroleum Corp.(e)	8,800	438,768
Uranium One, Inc.(e)	25,970	74,991
Venoco, Inc.(e)	5,900	76,936
Vero Energy, Inc.(e)	2,687	11,381
Vero Energy, Inc. (acquired 11/28/05, cost $3,345)(e)(f)	1,759	7,451
Warren Resources, Inc.(e)	4,034	9,883
West Energy Ltd.(e)	9,543	35,586
WesternZagros Resources Ltd.(e)	1,800	1,325
Whiting Petroleum Corp.(e)	5,100	364,395
The Williams Cos., Inc.	39,700	836,876
XTO Energy, Inc.	21,825	1,015,517

		35,280,550

Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd.(b)(e)	36,747	92,993
International Paper Co.	42,575	1,140,159
MeadWestvaco Corp.	20,400	584,052
Weyerhaeuser Co.	5,100	220,014

		2,037,218

Personal Products — 0.3%
Avon Products, Inc.	35,300	1,111,950
The Estee Lauder Cos., Inc. - Class A	5,600	270,816
Hypermarcas SA(e)	16,500	379,092

		1,761,858

Pharmaceuticals — 2.5%
Abbott Laboratories	34,400	1,857,256
Akorn, Inc.(e)	24,600	44,034
Allergan, Inc.	2,400	151,224
Auxilium Pharmaceuticals, Inc.(e)	2,500	74,950
Bayer AG	12,744	1,019,819
Bristol-Myers Squibb Co.	14,325	361,706
Cypress Bioscience, Inc.(e)	9,500	54,720
Eli Lilly & Co.	5,575	199,083
Endo Pharmaceuticals Holdings, Inc.(e)	33,750	692,213
Forest Laboratories, Inc.(e)	11,300	362,843
GlaxoSmithKline Plc	61,703	1,308,464
Johnson & Johnson	6,475	417,055
Medicis Pharmaceutical Corp. - Class A	12,500	338,125
Merck & Co., Inc.	4,858	177,511
Novartis AG	26,232	1,432,510
Pfizer, Inc.	141,142	2,567,373
Roche Holding AG	6,950	1,188,539
Shire Plc - ADR	2,950	173,165
Simcere Pharmaceutical Group - ADR(e)	5,400	49,896
Teva Pharmaceutical Industries Ltd. - ADR	13,700	769,666
Watson Pharmaceuticals, Inc.(e)	9,600	380,256

		13,620,408

Professional Services — 0.6%
Diamond Management & Technology Consultants, Inc.	16,894	124,509
Hays Plc	93,800	156,854
Heidrick & Struggles International, Inc.	1,300	40,612
IHS, Inc. - Class A(e)	4,050	221,980
Kforce, Inc. - Class A(e)	4,400	55,000
Manpower, Inc.	23,900	1,304,462
Randstad Holding NV(e)	7,000	348,301
Resources Connection, Inc.(e)	4,900	103,978
Sthree Plc	67,500	320,458
TrueBlue, Inc.(e)	6,800	100,708
USG People NV(e)	12,700	229,713
Verisk Analytics, Inc. - Class A(e)	2,100	63,588

		3,070,163

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.	4,300	276,447
Annaly Capital Management, Inc.	6,025	104,534
CFS Retail Property Trust	36,700	62,491
Champion REIT	440,100	186,410
Chimera Investment Corp.	117,800	457,064
Corio NV	1,500	102,195
Eurocommercial Properties NV	2,300	95,199
Fonciere Des Regions(e)	5,200	268,053
Franklin Street Properties Corp.	5,900	86,199
Hammerson Plc	35,300	240,266
MFA Financial, Inc.	47,500	349,125
Public Storage	1,075	87,559
Segro Plc	45,350	251,546
Simon Property Group, Inc.	6,525	520,695
Suntec Real Estate Investment Trust	236,200	226,114
Unibail-Rodamco SE	1,500	329,519
Wereldhave NV	500	47,758

		3,691,174

Real Estate Management & Development — 0.5%
Castellum AB	6,200	62,792
Forestar Group, Inc.(e)	18,400	404,432
Goldcrest Co. Ltd.	5,800	162,413
Hang Lung Properties Ltd.	116,000	454,761
Henderson Land Development Co. Ltd.	91,000	680,019
New World Development Ltd.	124,600	253,860
PSP Swiss Property AG(e)	1,700	96,012
Sino-Ocean Land Holdings Ltd.	140,200	128,729
Tokyo Tatemono Co. Ltd.	36,000	138,482
Wheelock & Co. Ltd.	70,000	213,520

		2,595,020

Road & Rail — 0.4%
Burlington Northern Santa Fe Corp.	675	66,568
Con-way, Inc.	3,600	125,676
CSX Corp.	3,450	167,291
East Japan Railway Co.	11,400	721,400

8	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Road & Rail (concluded)
Landstar System, Inc.	2,725	$105,648
Northgate Plc(e)	70,400	247,668
Ryder System, Inc.	12,375	509,479
Union Pacific Corp.	4,300	274,770
West Japan Railway Co.	60	201,159

		2,419,659

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Semiconductor Engineering, Inc.	112,400	100,890
ARM Holdings Plc	79,700	227,578
ASML Holding NV	9,300	316,944
Broadcom Corp. - Class A(e)	35,100	1,103,895
Cree, Inc.(e)	3,900	219,843
Disco Corp.	3,500	219,231
Entegris, Inc.(e)	24,700	130,416
FEI Co.(e)	3,400	79,424
Intel Corp.	15,125	308,550
Lam Research Corp.(e)	30,982	1,214,804
Micron Technology, Inc.(e)	89,130	941,213
Microsemi Corp.(e)	7,225	128,244
Monolithic Power Systems, Inc.(e)	3,100	74,307
NVIDIA Corp.(e)	39,500	737,860
ON Semiconductor Corp.(e)	59,400	523,314
PMC-Sierra, Inc.(e)	85,220	738,005
Samsung Electronics Co. Ltd.	863	591,788
Silicon Laboratories, Inc.(e)	2,800	135,352
Siliconware Precision Industries Co. - ADR	25,200	176,652
Texas Instruments, Inc.	15,275	398,066
United Microelectronics Corp.(e)	601,000	324,685

		8,691,061

Software — 2.2%
Adobe Systems, Inc.(e)	9,300	342,054
Autonomy Corp. Plc(e)	27,936	678,408
Blackboard, Inc.(e)	3,664	166,309
BMC Software, Inc.(e)	4,325	173,432
CA, Inc.	31,300	702,998
Check Point Software Technologies(e)	43,600	1,477,168
DemandTec, Inc.(e)	10,700	93,839
Intuit, Inc.(e)	5,950	182,725
Longtop Financial Technologies Ltd. - ADR(e)	4,300	159,186
Micro Focus International Plc	51,900	379,617
Microsoft Corp.	139,825	4,263,264
Novell, Inc.(e)	55,300	229,495
Oracle Corp.	8,100	198,774
Perfect World Co. Ltd - ADR(e)	4,100	161,704
Phase Metrics, Inc.(e)	50,574	1,011
Salesforce.com, Inc.(e)	20,869	1,539,506
SonicWALL, Inc.(e)	23,500	178,835
Symantec Corp.(e)	8,750	156,538
Take-Two Interactive Software, Inc.(e)	24,100	242,205
Taleo Corp. - Class A(e)	5,200	122,304
TiVo, Inc.(e)	65,725	669,080

		12,118,452

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	3,150	127,512
American Eagle Outfitters, Inc.	15,900	269,982
AutoNation, Inc.(e)	11,800	225,970
Bed Bath & Beyond, Inc.(e)	4,600	177,698
Cabela’s, Inc.(e)(g)	3,500	49,910
CarMax, Inc.(e)	24,100	584,425
Dick’s Sporting Goods, Inc.(e)	2,800	69,636
Esprit Holdings Ltd.	77,467	513,968
GameStop Corp. - Class A(e)	10,850	238,049
The Gap, Inc.	47,525	995,649
The Home Depot, Inc.	31,250	904,062
J. Crew Group, Inc.(e)	1,400	62,636
JUMBO SA	17,500	221,281
Limited Brands, Inc.	41,500	798,460
The Sherwin-Williams Co.	2,340	144,261
Shimachu Co. Ltd.	10,900	214,822
Signet Jewelers Ltd.(e)	6,200	165,664
Staples, Inc.	9,000	221,310
TJX Cos., Inc.	9,650	352,707
The Wet Seal, Inc. - Class A(e)	24,200	83,490

		6,421,492

Textiles, Apparel & Luxury Goods — 0.3%
Anta Sports Products Ltd.	179,100	264,119
ASICS Corp.	27,900	250,399
Benetton Group SpA	18,200	162,620
Coach, Inc.	4,700	171,691
Gerry Weber International AG	8,310	267,846
Hanesbrands, Inc.(e)	2	48
Jones Apparel Group, Inc.	7,600	122,056
lululemon athletica, Inc.(e)	9,175	276,168

		1,514,947

Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	21,340	265,256
Hudson City Bancorp, Inc.	9,475	130,092
People’s United Financial, Inc.	19,800	330,660

		726,008

Tobacco — 0.6%
Altria Group, Inc.	9,450	185,504
Lorillard, Inc.	7,200	577,656
Philip Morris International, Inc.	27,076	1,304,792
Reynolds American, Inc.	15,625	827,656
Swedish Match AB	15,800	345,440

		3,241,048

Trading Companies & Distributors — 0.3%
ITOCHU Corp.	68,700	507,471
Marubeni Corp.	89,100	492,186
Mitsui & Co. Ltd.	66,200	939,121

		1,938,778

Transportation Infrastructure — 0.1%
COSCO Pacific Ltd.	265,200	336,563
Kamigumi Co. Ltd.	38,100	278,008
Shenzhen Expressway Co. Ltd. - H Shares	237,800	116,589

		731,160

Water Utilities — 0.1%
American Water Works Co., Inc.	11,300	253,233
Guangdong Investment Ltd.	565,300	328,505

		581,738

Wireless Telecommunication Services — 0.4%
American Tower Corp. - Class A(e)	5,050	218,211
MTN Group Ltd.	26,870	427,672
NII Holdings, Inc.(e)	7,800	261,924

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares		Value
Common Stocks
Wireless Telecommunication Services (concluded)
Philippine Long Distance Telephone Co. - ADR		4,000	$226,680
Sprint Nextel Corp.(e)		11,550	42,273
Syniverse Holdings, Inc.(e)		8,650	151,202
Vodafone Group Plc		388,745	900,219

			2,228,181

Total Common Stocks — 60.7%			332,921,240

	Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
L-3 Communications Corp., Series B, 6.38%, 10/15/15	USD	35	35,131

Auto Components — 0.0%
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		125	129,688
Lear Corp., Escrow Bonds, 8.75%, 12/01/16(e)(h)(i)		90	2,362

			132,050

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15(b)		1,200	1,218,421

Capital Markets — 0.5%
The Goldman Sachs Group, Inc., 5.25%, 10/15/13		310	329,224
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(e)(h)		190	57
Morgan Stanley:
0.53%, 1/09/12(a)		925	914,527
4.20%, 11/20/14		1,030	1,030,719
5.55%, 4/27/17		115	115,509
5.63%, 9/23/19		465	468,399

			2,858,435

Chemicals — 0.1%
Huntsman International LLC:
7.88%, 11/15/14		335	327,463
7.38%, 1/01/15		85	81,600
NOVA Chemicals Corp.:
6.50%, 1/15/12		60	60,300
3.65%, 11/15/13(a)		200	183,000

			652,363

Commercial Banks — 0.1%
Banco Central de la Republica Dominicana, 9.04%, 1/23/18		33	35,536
JPMorgan Chase Bank, N.A., 6.00%, 7/05/17		425	450,376

			485,912

Commercial Services & Supplies — 0.0%
Aleris International, Inc., 9.00%, 12/15/14(e)(h)		230	1,150
RBS Global, Inc./Rexnord LLC, 8.88%, 9/01/16		30	26,100

			27,250

Communications Equipment — 0.1%
Cisco Systems, Inc., 4.45%, 1/15/20		700	686,689

Containers & Packaging — 0.1%
Ball Corp.:
7.13%, 9/01/16	USD	140	143,500
7.38%, 9/01/19		140	143,850
Rock-Tenn Co., 8.20%, 8/15/11		250	265,312

			552,662

Diversified Financial Services — 0.8%
Atlantic Marine Corp. Communities LLC, 5.34%, 12/01/50(b)		175	122,745
BP Capital Markets Plc, 3.13%, 3/10/12		775	798,287
FCE Bank Plc, 7.88%, 2/15/11	GBP	300	482,136
Ford Capital BV, 9.50%, 6/01/10	USD	390	397,800
Ford Motor Credit Co. LLC:
9.75%, 9/15/10		135	139,300
8.63%, 11/01/10		250	257,412
7.80%, 6/01/12		225	227,419
General Electric Capital Corp.:
5.00%, 12/01/10		300	312,002
6.75%, 3/15/32		50	50,978
6.15%, 8/07/37		360	339,957
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.13%, 2/15/13		420	428,400
JPMorgan Chase & Co., 5.60%, 6/01/11		550	582,190
Leucadia National Corp., 7.13%, 3/15/17		200	189,000
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)		140	125,300
Ohana Military Communities LLC, 6.19%, 4/01/49(b)		25	20,174

			4,473,100

Diversified Telecommunication Services — 0.8%
AT&T, Inc.:
5.50%, 2/01/18		250	260,854
6.50%, 9/01/37		800	829,200
Qwest Communications International, Inc.:
7.50%, 2/15/14		280	281,050
Series B, 7.50%, 2/15/14		30	30,112
Qwest Corp.:
8.88%, 3/15/12		60	64,500
3.50%, 6/15/13(a)		75	72,187
Telecom Italia Capital SA, 4.95%, 9/30/14		475	492,327
Telefonica Emisiones SAU:
6.42%, 6/20/16		150	166,490
7.05%, 6/20/36		150	171,285
Verizon Communications, Inc.:
8.75%, 11/01/18		1,050	1,311,470
6.35%, 4/01/19		300	330,969
Verizon Maryland, Inc., 5.13%, 6/15/33		10	7,912
Windstream Corp., 8.63%, 8/01/16		105	106,837

			4,125,193

Electric Utilities — 0.3%
AES Eastern Energy LP, Series 1999-A, 9.00%, 1/02/17		194	194,291
Florida Power & Light Co.:
5.63%, 4/01/34		150	150,658
5.95%, 2/01/38		225	236,363
Florida Power Corp., 6.40%, 6/15/38		150	163,769
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		250	268,845
PacifiCorp, 6.25%, 10/15/37		200	215,784

10	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Electric Utilities (concluded)
TXU Corp., Series P, 5.55%, 11/15/14	USD	805	$570,904

			1,800,614

Food & Staples Retailing — 0.0%
Rite Aid Corp., 7.50%, 3/01/17		50	47,000

Food Products — 0.3%
Kraft Foods, Inc.:
6.50%, 8/11/17		535	580,505
6.13%, 2/01/18		475	499,482
Tyson Foods, Inc., 10.50%, 3/01/14		445	508,413

			1,588,400

Gas Utilities — 0.0%
Dominion Resources, Inc., 5.00%, 3/01/14		20	20,958
Knight, Inc., 6.50%, 9/01/12		115	119,600

			140,558

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14		345	363,975

Health Care Providers & Services — 0.1%
Health Management Associates, Inc., 6.13%, 4/15/16		230	215,625

Hotels, Restaurants & Leisure — 0.1%
Seneca Gaming Corp., 7.25%, 5/01/12		125	121,875
Wendy’s International, Inc., 6.25%, 11/15/11		360	372,600

			494,475

Household Durables — 0.4%
Centex Corp., 5.13%, 10/01/13		661	672,568
D.R. Horton, Inc.:
6.88%, 5/01/13		525	536,812
5.63%, 9/15/14		155	149,962
KB Home, 6.38%, 8/15/11		96	96,000
Lennar Corp., Series B, 5.60%, 5/31/15		250	229,062
Pulte Homes, Inc., 5.20%, 2/15/15		185	172,513
Ryland Group, Inc., 5.38%, 5/15/12		165	167,475
Toll Brothers Finance Corp., 4.95%, 3/15/14		155	150,988

			2,175,380

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc., 7.38%, 2/01/16		190	190,238

Insurance — 0.7%
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12		355	378,453
Hartford Life Global Funding Trusts, 0.43%, 6/16/14(a)		950	861,881
Metropolitan Life Global Funding I:
2.88%, 9/17/12(b)		225	226,766
5.13%, 4/10/13(b)		850	900,481
5.13%, 6/10/14(b)		300	317,489
Prudential Financial, Inc., 4.75%, 9/17/15		620	628,689
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(b)		265	273,941

			3,587,700

Internet & Catalog Retail — 0.2%
Expedia, Inc., 7.46%, 8/15/18		555	605,644
Sabre Holdings Corp., 8.35%, 3/15/16		690	628,762

			1,234,406

Media — 0.6%
Belo Corp., 6.75%, 5/30/13	USD	120	118,050
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(b)		310	296,438
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(b)		521	535,590
Comcast Cable Holdings LLC, 7.88%, 8/01/13		2	2,270
Comcast Corp.:
6.50%, 1/15/17		710	786,015
7.05%, 3/15/33		115	125,561
6.95%, 8/15/37		145	158,034
Cox Communications, Inc., 8.38%, 3/01/39(b)		375	466,942
News America Holdings, Inc., 7.75%, 1/20/24		25	25,684
News America, Inc.:
7.28%, 6/30/28		35	35,443
6.20%, 12/15/34		100	100,502
TCI Communications, Inc.:
7.88%, 2/15/26		5	5,605
7.13%, 2/15/28		35	36,357
Time Warner Cable, Inc., 6.20%, 7/01/13		460	505,290
Time Warner Cos., Inc., 7.57%, 2/01/24		30	32,578
Time Warner, Inc., 7.63%, 4/15/31		200	232,326

			3,462,685

Metals & Mining — 0.0%
ArcelorMittal USA Partnership, 9.75%, 4/01/14		10	10,500

Oil, Gas & Consumable Fuels — 0.7%
Arch Western Finance LLC, 6.75%, 7/01/13(a)		400	397,000
Cenovus Energy, Inc., 6.75%, 11/15/39(b)		420	457,823
ConocoPhillips, 4.60%, 1/15/15		1,045	1,109,780
Enterprise Products Operating LLC, 6.13%, 10/15/39		225	217,366
EXCO Resources, Inc., 7.25%, 1/15/11		35	34,912
Forest Oil Corp., 7.25%, 6/15/19		130	128,375
Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		365	368,650
Shell International Finance BV, 4.00%, 3/21/14		875	913,090
XTO Energy, Inc., 6.75%, 8/01/37		250	294,473

			3,921,469

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15(b)(j)		153	95,702
International Paper Co., 7.30%, 11/15/39		325	344,780
NewPage Corp., 10.00%, 5/01/12		40	28,600

			469,082

Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., 6.88%, 8/01/47		25	27,099
Eli Lilly & Co., 3.55%, 3/06/12		370	385,054
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		400	429,379
Merck & Co., Inc., 4.38%, 2/15/13		410	431,640
Pfizer, Inc., 5.35%, 3/15/15(k)		1,190	1,300,557
Roche Holdings, Inc.:
2.26%, 2/25/11(a)(b)		180	183,795
5.00%, 3/01/14(b)		775	829,124

			3,586,648

Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., 5.65%, 9/15/11		140	102,900

Software — 0.2%
First Data Corp., 9.88%, 9/24/15		700	652,750

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	11

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Software (concluded)
Oracle Corp., 4.95%, 4/15/13	USD	570	$611,645

			1,264,395

Specialty Retail — 0.0%
The Hertz Corp., 8.88%, 1/01/14		80	81,800

Tobacco — 0.1%
Philip Morris International, Inc., 6.88%, 3/17/14		275	311,607

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35		75	77,422
Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, 5/20/11		1,620	1,670,489
Rogers Communications, Inc., 7.50%, 3/15/15		500	583,997
Vodafone Group Plc:
7.75%, 2/15/10		125	125,955
4.15%, 6/10/14		900	925,906

			3,383,769

Total Corporate Bonds — 8.0%			43,680,432

	Shares
Exchange-Traded Funds — 0.0%
iShares Russell 2000 Value Index Fund(q)		1,463	84,912

	Par (000)
Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14(b)	USD	680	678,683
CDP Financial, Inc., 3.00%, 11/25/14(b)		1,020	995,326
Eksportfinans ASA:
3.00%, 11/17/14		775	763,139
5.50%, 5/25/16		575	619,499
Gazprom Capital:
9.63%, 3/01/13(b)		200	221,500
9.63%, 3/01/13		680	756,840
Japan Finance Corp., 2.00%, 6/24/11		470	475,668
Kreditanstalt fuer Wiederaufbau, 2.75%, 10/21/14		1,025	1,013,481
Landwirtschaftliche Rentenbank:
5.25%, 7/02/12		210	226,889
4.38%, 1/15/13		135	142,436
4.13%, 7/15/13		60	63,259
4.00%, 2/02/15		125	129,796
Petrobras International Finance Co.:
5.75%, 1/20/20		300	305,186
6.88%, 1/20/40		420	431,592
The Royal Bank of Scotland Plc, 2.63%, 5/11/12(b)		160	162,291
VTB Capital SA, 7.50%, 10/12/11		110	115,500

Total Foreign Agency Obligations — 1.3%			7,101,085

Foreign Government Obligations
Argentina — 0.1%
Republic of Argentina:
7.00%, 10/03/15		310	265,500
8.28%, 12/31/33		288	215,452
2.50%, 12/31/38(c)		90	31,275

			512,227

Brazil — 0.1%
Federal Republic of Brazil:
6.00%, 1/17/17		300	324,000
8.25%, 1/20/34		170	217,175
5.63%, 1/07/41		150	141,375

			682,550

Canada — 0.6%
Canadian Government Bond, 3.75%, 6/01/19	CAD	2,045	1,976,856
Province of Ontario Canada:
1.88%, 11/19/12	USD	620	615,926
4.10%, 6/16/14		670	699,222

			3,292,004

Colombia — 0.1%
Republic of Colombia:
7.38%, 3/18/19		200	226,500
7.38%, 9/18/37		240	261,600

			488,100

El Salvador — 0.0%
Republic of El Salvador, 7.65%, 6/15/35(b)		55	54,175

Germany — 0.5%
Bundesrepublik Deutschland, 4.75%, 7/04/40	EUR	1,800	2,860,745

Indonesia — 0.1%
Republic of Indonesia:
6.63%, 2/17/37(b)	USD	100	98,000
7.75%, 1/17/38		110	123,750

			221,750

Israel — 0.0%
Israel Government AID Bond:
5.50%, 4/26/24		100	106,717
5.50%, 9/18/33		85	83,983

			190,700

Mexico — 0.1%
United Mexican States:
8.30%, 8/15/31		194	239,842
6.05%, 1/11/40		125	120,163

			360,005

Panama — 0.0%
Republic of Panama, 8.88%, 9/30/27		95	123,500

Peru — 0.0%
Republic of Peru, 6.55%, 3/14/37		115	119,600

Philippines — 0.1%
Republic of Philippines, 9.00%, 2/15/13		370	429,200

Qatar — 0.1%
Qatar Government International Bond, 4.00%, 1/20/15(b)		380	380,950

Russia — 0.1%
Russia Federation, 7.50%, 3/31/30(c)		602	679,056

Tunisia — 0.1%
Banque Centrale de Tunisie, 7.38%, 4/25/12		425	460,062

Turkey — 0.1%
Republic of Turkey, 6.75%, 4/03/18		530	575,050

Uruguay — 0.0%
Republica Orient Uruguay, 7.63%, 3/21/36		165	178,613

12	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Venezuela — 0.2%
Republic of Venezuela:
8.50%, 10/08/14	USD	200	$157,500
9.25%, 9/15/27		1,000	730,000
9.38%, 1/13/34		600	403,500

			1,291,000

Total Foreign Government Obligations — 2.3%			12,899,287

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.0%
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 7/25/19		132	124,289
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 5.36%, 8/25/35(a)		3,424	2,923,572
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		1,094	737,322
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.00%, 6/25/35		1,079	981,141
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-27, Class M, 4.06%, 6/25/33(a)		484	36,923
Series 2003-56, Class 4A1, 4.89%, 12/25/33(a)		997	944,819
Series 2003-58, Class B1, 3.74%, 2/19/34(a)		118	35,415
Series 2006-J2, Class 1A1, 6.00%, 4/25/36		963	828,679
Series 2006-J4, Class A9, 6.25%, 9/25/36		963	760,016
Series 2007-J3, Class A10, 6.00%, 7/25/37		887	650,468
Series 2006-OA5, Class 3A1, 0.43%, 4/25/46(a)		397	183,216
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21		218	145,073
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.50%, 8/25/35(a)		155	133,174
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.62%, 4/19/36(a)		1,020	806,585
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.54%, 11/19/35(a)		611	321,531
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.41%, 12/25/36(a)		470	273,868
Impac Commercial Mortgage Backed Trust:
Series 2004-5, Class 1A1, 0.59%, 10/25/34(a)		70	50,567
Series 2004-7, Class 1A1, 0.97%, 11/25/34(a)		175	116,709
Series 2004-7, Class M4, 2.03%, 11/25/34(a)		58	10,490
JPMorgan Mortgage Trust:
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		114	95,209
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		112	95,648
MASTR Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34		99	97,993
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1, 0.45%, 2/25/46(a)		283	115,885
Residential Funding Mortgage Securities I:
Series 2004-S9, Class2A1, 4.75%, 12/25/19		1,155	1,044,163
Series 2005-S8, Class A1, 5.50%, 11/25/35		969	823,848
Series 2007-S4, Class A2, 6.00%, 4/25/37		1,082	745,108
Station Place Securitization Trust, Series 2009-1, Class A, 1.74%, 12/29/10(a)(b)		855	850,725
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.71%, 4/25/47(a)		1,179	756,800
Structured Asset Securities Corp.:
Series 2001-21A, Class B2, 2.61%, 1/25/32(a)		5	2,618
Series 2003-2A, Class B2II, 3.92%, 2/25/33(a)		49	14,998
WaMu Mortgage Pass-Through Certificates:
Series 2003-AR3, Class B2, 3.57%, 4/25/33(a)		41	16,026
Series 2003-AR5, Class B2, 2.91%, 6/25/33(a)		141	41,353
Series 2003-AR8, Class B1, 2.85%, 8/25/33(a)		164	73,928
Series 2004-AR1, Class B1, 3.67%, 3/25/34(a)		732	204,802
Series 2004-AR3, Class B1, 3.14%, 6/25/34(a)		179	85,154
Series 2006-AR18, Class 1A1, 5.28%, 1/25/37(a)		775	569,843
Series 2007-HY7, Class 4A1, 5.84%, 7/25/37(a)		2,539	1,846,498
Series 2007-OA4, Class 1A, 1.31%, 5/25/47(a)		253	139,648
Series 2007-OA5, Class 1A, 1.29%, 6/25/47(a)		210	105,597
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Class 2A1, 5.11%, 9/25/35(a)		1,562	1,410,006
Series 2006-AR2, Class 2A5, 5.01%, 3/25/36(a)		1,702	1,370,171
Series 2006-AR10, Class 3A1, 4.31%, 7/25/36(a)		1,004	821,301
Series 2006-AR12, Class 2A1, 6.10%, 9/25/36(a)		296	247,758
Series 2006-AR17, Class A1, 5.33%, 10/25/36(a)		510	378,647

			22,017,584

Commercial Mortgage-Backed Securities — 4.0%
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3, Class A2, 5.46%, 4/11/37		1,371	1,423,141
Bear Stearns Commercial Mortgage Securities:
Series 2000-WF2, Class A2, 7.32%, 10/15/32(a)		374	381,652
Series 2002-TOP6, Class A1, 5.92%, 10/15/36		154	156,942
Series 2003-T12, Class A4, 4.68%, 8/13/39(a)		1,025	1,026,581
CDC Commercial Mortgage Trust, Series 2002-FX1, Class A1, 5.25%, 5/15/19		219	219,641
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49		68	58,575

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	13

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class. E, 7.27%, 6/10/10(a)	USD	808	$810,127
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37(a)		515	525,166
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%, 8/15/12		1,090	1,126,196
Series 2002-CP5, Class A2, 4.94%, 12/15/35		1,010	1,036,138
Series 2001-CP4, Class D, 6.61%, 12/15/35		1,450	1,448,593
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		1,000	1,052,325
Series 2003-C3, Class A5, 3.94%, 5/15/38		1,020	1,003,874
First Union National Bank Commercial Mortgage:
Series 2001-C4, Class A2, 6.22%, 12/12/33		1,140	1,193,671
Series 2001-C2, Class A2, 6.66%, 1/12/43		913	946,737
GE Business Loan Trust:
Series 2003-1, Class A, 0.66%, 4/15/31(a)(b)		120	99,988
Series 2003-1, Class B, 1.53%, 4/15/31(a)(b)		80	42,565
Series 2003-2A, Class B, 1.23%, 11/15/31(a)(b)		541	370,154
Series 2004-1, Class B, 0.93%, 5/15/32(a)(b)		125	70,572
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, 9/15/35		1,230	1,265,330
LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class E, 7.47%, 10/15/32		93	92,290
LB-UBS Commercial Mortgage Trust:
Series 2001-WM, Class A1, 6.16%, 7/14/11(b)		276	284,576
Series 2001-C7, Class A4, 5.93%, 12/15/25		305	314,284
Morgan Stanley Capital I:
Series 2003-IQ4, Class A2, 4.07%, 5/15/40		1,025	999,801
Series 2005-HQ6, Class A4A, 4.99%, 8/13/42		2,405	2,327,980
Morgan Stanley Dean Witter Capital I:
Series 2001-TOP1, Class A4, 6.66%, 2/15/33		816	839,616
Series 2002-TOP7, Class A1, 5.38%, 1/15/39		56	56,484
Salomon Brothers Mortgage Securities VII, Inc., Series 2000-C3, Class A2, 6.59%, 11/18/10		1,079	1,097,980
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A4, 5.90%, 7/15/17(a)		1,080	886,936
Series 2005-C21, Class A3, 5.21%, 10/15/44(a)		490	496,655

			21,654,570

Interest Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 11.00%, 2/17/17		18	1,815
Series 1987-2, 11.00%, 3/06/17		16	2,180

			3,995

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Structured Asset Securities Corp., Series 1996-CFL, Class X1, 2.17%, 2/25/28(a)		435	25
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 2.01%, 5/25/36(a)(b)		4,382	118,762

			118,787

Principal Only Collateralized Mortgage Obligations — 0.0%
Salomon Brothers Mortgage Securities VI, Inc.:
Series 1987-1, 1.30%, 2/17/17(l)		20	18,249
Series 1987-2, 1.77%, 3/06/17(l)		16	13,899

			32,148

Total Non-Agency Mortgage-Backed Securities — 8.0%			43,827,084

Preferred Securities
Capital Trusts
Commercial Banks — 0.1%
Barclays Bank Plc, 7.43%(a)(b)(m)		350	318,500

Diversified Financial Services — 0.4%
Credit Suisse/Guernsey, 5.86%(a)(m)		530	461,100
General Electric Capital Corp., 6.38%, 11/15/67(a)		305	264,588
Goldman Sachs Capital II, 5.79%(a)(m)		300	232,500
JPMorgan Chase & Co., 7.90%(a)(m)		195	201,135
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		1,150	1,142,596
Lehman Brothers Holdings Capital Trust VII, 5.86%(a)(e)(h)(m)		110	33

			2,301,952

Insurance — 0.1%
Chubb Corp., 6.38%, 3/29/67(a)		175	162,750
MetLife, Inc., 6.40%, 12/15/36		390	341,250
The Progressive Corp., 6.70%, 6/15/37(a)		310	274,309

			778,309

Total Preferred Securities — 0.6%			3,398,761

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		275	282,815
Metropolitan Transportation Authority New York RB, 7.34%, 11/15/39		395	441,077
New York State Dormitory Authority RB, Series F, 5.63%, 3/15/39		275	262,463
Port Authority of New York & New Jersey RB, 6.04%, 12/01/29		205	203,813
State of California GO, 7.30%, 10/01/39		375	354,405
State of California Various Purpose GO, 5.45%, 4/01/15		1,450	1,458,468
State of Texas GO, 5.52%, 4/01/39		675	658,388

Total Taxable Municipal Bonds — 0.7%			3,661,429

14	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.8%
Fannie Mae, 2.63%, 11/20/14	USD	1,070	$1,061,703
Federal Home Loan Bank:
5.63%, 6/13/16		890	897,294
5.38%, 5/15/19		2,005	2,145,974
Freddie Mac:
1.13%, 12/15/11		2,860	2,851,114
1.75%, 6/15/12		600	602,657
5.25%, 4/18/16		760	836,027
Resolution Funding Corp. Interest Strip:
4.36%, 7/15/18(l)		150	103,763
4.42%, 10/15/18(l)		150	102,187
Small Business Administration Participation Certificates, Series 1997-20F, Class 1, 7.20%, 6/01/17		241	265,083
Tennessee Valley Authority, 5.25%, 9/15/39		895	886,815

			9,752,617

Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2004-88, Class HA, 6.50%, 7/25/34		29	30,826
Freddie Mac, Series 2864, Class NA, 5.50%, 1/15/31		79	83,373

			114,199

Federal Deposit Insurance Corporation Guaranteed — 2.1%
Citibank, N.A.:
1.38%, 8/10/11		2,700	2,707,158
1.75%, 12/28/12		1,190	1,179,530
Citigroup Funding, Inc.:
2.13%, 7/12/12		755	760,830
1.88%, 10/22/12		1,500	1,494,333
General Electric Capital Corp.:
2.25%, 3/12/12		950	963,766
2.00%, 9/28/12		950	951,229
2.13%, 12/21/12		2,060	2,061,910
2.63%, 12/28/12		1,250	1,273,016

			11,391,772

Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-T1, Class R, 0.48%, 11/25/12(a)		6,263	87,310
Ginnie Mae, Series 2009-26, Class SC, 6.17%, 1/16/38(a)		1,531	193,940

			281,250

Mortgage-Backed Securities — 15.1%
Fannie Mae Mortgage-Backed Securities:
6.00%, 9/01/11-11/01/37		8,146	8,690,840
7.00%, 8/01/14-1/01/16		94	101,026
5.50%, 4/01/17-10/01/38		2,908	3,049,034
5.00%, 1/01/23-3/01/36		5,560	5,734,668
4.00%, 1/01/25-1/01/40(n)		2,800	2,753,125
4.50%, 1/01/25-1/01/40(n)		10,100	10,123,937
5.00%, 1/01/25-1/01/40(n)		9,200	9,455,062
5.50%, 1/01/25-1/01/40(n)		7,100	7,464,531
7.50%, 10/01/25(d)		—	4
4.19%, 12/01/34(a)		633	646,824
5.50%, 2/01/35(k)		4,467	4,694,683
4.50%, 4/01/39-9/01/39		5,873	5,868,103
6.50%, 1/01/40(n)		2,900	3,106,625
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/10		39	39,845
6.00%, 4/01/13-3/01/38		8,677	9,215,342
5.00%, 2/01/22-4/01/22		866	908,801
9.50%, 12/01/22		126	145,441
8.00%, 2/01/23-8/01/27		15	17,704
5.50%, 8/01/33-11/01/38		2,273	2,384,013
5.06%, 12/01/35(a)		413	428,029
5.05%, 4/01/38(a)		863	909,081
5.00%, 1/01/40(n)		300	307,594
5.50%, 1/01/40(n)		100	104,750
Ginnie Mae Mortgage-Backed Securities:
7.50%, 12/15/10		6	5,993
5.50%, 4/15/33-8/15/33		389	410,732
5.00%, 10/20/33		841	870,663
2.75%, 5/20/34(a)		100	101,573
5.00%, 1/01/40(n)		3,200	3,291,000
6.50%, 1/01/40(n)		1,600	1,702,500

			82,531,523

Total U.S. Government Sponsored Agency Securities — 19.0%			104,071,361

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 5/15/16(o)		1,560	1,931,110
8.13%, 8/15/19(o)		4,005	5,390,482
8.13%, 8/15/21(o)		2,345	3,216,313
8.00%, 11/15/21(o)		1,400	1,906,406
7.13%, 2/15/23		600	769,500
5.25%, 2/15/29(o)(p)		1,300	1,408,876
4.25%, 5/15/39(o)(p)		870	816,169
4.50%, 8/15/39(o)		1,450	1,417,149
U.S. Treasury Notes:
1.13%, 12/15/12		5	4,920
2.38%, 10/31/14(o)		11,100	10,979,454
2.13%, 11/30/14(o)		425	414,940
2.75%, 11/30/16(o)		3,945	3,797,986
4.00%, 8/15/18(o)		1,700	1,736,258
3.38%, 11/15/19(o)		5,835	5,612,570
U.S. Treasury Strips, 0.00%, 8/15/20(o)(p)		3,240	2,061,320

Total U.S. Treasury Obligations — 7.6%			41,463,453

	Shares
Warrants
Lear Corp. (issued/exercisable 11/19/09, Expires 11/09/14, strike price $0.01)(e)		352	23,937
Unione di Banche Italiane ScpA (issued/exercisable 5/18/09, 1 share for 20 warrants, Expires 6/30/11, strike price 12.30 EUR)(e)		8,600	605

Total Warrants — 0.0%			24,542

Total Long-Term Investments (Cost — $546,709,804) — 110.9%			607,828,967

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	15

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest		Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11%(q)(r)	33,758,767		$33,758,767
BlackRock Liquidity Series, LLC Money Market Series, 0.29%(q)(r)(s)	3,932,500		3,932,500

Total Short-Term Securities (Cost — $37,691,267) — 6.9%			37,691,267

	Contracts
Options Purchased
Exchange-Traded Put Options Purchased
3-month Euro$ Futures, Strike Price USD 98.75, Expires 9/13/10	121		87,725
U.S. Treasury Notes (10 Year), Strike Price $117.00, Expires 2/19/10	52		107,250

			194,975

Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 1.915% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	1,350	(t)	71,163
Receive a fixed rate of 1.945% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	1,350	(t)	73,732
Receive a fixed rate of 2.250% and pay a floating rate based on 3-month LIBOR, Expires 2/25/10, Broker, Morgan Stanley Capital Services, Inc.	730	(t)	776
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc	190	(t)	4
Receive a fixed rate of 3.404% and pay a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG	490	(t)	13,499
Receive a fixed rate of 3.710% and pay a floating rate based on 3-month LIBOR, Expires 4/07/11, Broker, JPMorgan Chase Bank, N.A.	240	(t)	44,335

			203,509

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 1.915% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker, Morgan Stanley Capital Services, Inc.	1,350	(t)	41,601
Pay a fixed rate of 1.945% and receive a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker, Citibank, N.A.	1,350	(t)	40,791
Pay a fixed rate of 3.404% and receive a floating rate based on 3-month LIBOR, Expires 4/08/10, Broker, Deutsche Bank AG	490	(t)	308,357
Pay a fixed rate of 3.710% and receive a floating rate based on 3-month LIBOR, Expires 4/07/11, Broker, JPMorgan Chase Bank, N.A.	240	(t)	218,450
Pay a fixed rate of 4.500% and receive a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc	830	(t)	61,973
Pay a fixed rate of 5.035% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.	1,450	(t)	972,612
Pay a fixed rate of 5.090% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International	230	(t)	150,797
Pay a fixed rate of 5.350% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	1,820	(t)	1,187

			1,795,768

Total Options Purchased (Cost — $2,297,070) — 0.4%			2,194,252

Total Investments Before TBA Sale Commitments, Outstanding Options Written, Borrowed Bond Agreements and Borrowed Bonds (Cost — $586,698,141*) — 118.2%			647,714,486

	Par (000)
TBA Sale Commitments (n)
Fannie Mae Mortgage-Backed Securities:
5.00%, 1/01/25-2/01/40	13,200		(13,557,128)
4.50%, 1/01/40	2,200		(2,195,875)
5.50%, 1/01/40-2/01/40	6,700		(7,004,700)
6.00%, 1/01/40	8,100		(8,586,000)
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/25	800		(836,500)
6.00%, 1/01/40-2/01/40	5,200		(5,505,192)
Ginnie Mae Mortgage-Backed Securities, 5.00%, 1/01/40	800		(821,752)

Total TBA Sale Commitments (Proceeds — $38,750,801) — (7.0)%			(38,507,147)

	Contracts
Options Written
Exchange-Traded Put Options Written
3-month Euro$ Futures, Strike Price USD 98.25, Expires 9/13/10	121		(49,913)
U.S. Treasury Notes (10 Year), Strike Price $116.00, Expires 2/19/10	52		(74,750)

			(124,663)

Over-the-Counter Call Swaptions Written
Pay a fixed rate of 3.140% and receive a floating rate based on 3-month LIBOR, Expires 4/02/10, Broker, Barclays Bank Plc	150	(t)	(1,184)
Pay a fixed rate of 3.330% and receive a floating rate based on 3-month LIBOR, Expires 3/08/10, Broker, Citibank, N.A.	210	(t)	(2,149)
Pay a fixed rate of 3.580% and receive a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG	560	(t)	(66)
Pay a fixed rate of 3.600% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.	140	(t)	(2,462)
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 2/16/10, Broker, Credit Suisse International	440	(t)	(28,662)
Pay a fixed rate of 3.800% and receive a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.	300	(t)	(38,859)

16	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Contracts			Value
Options Written
Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.123% and receive a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.		160	(t)	$(43,268)
Pay a fixed rate of 4.490% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG		210	(t)	(92,673)
Pay a fixed rate of 4.800% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.		280	(t)	(171,306)
Pay a fixed rate of 4.840% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, JPMorgan Chase Bank, N.A.		130	(t)	(68,544)
Pay a fixed rate of 4.870% and receive a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, Deutsche Bank AG		570	(t)	(408,351)
Pay a fixed rate of 4.890% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		150	(t)	(81,425)
Pay a fixed rate of 5.050% and receive a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.		110	(t)	(65,389)
Pay a fixed rate of 5.400% and receive a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, UBS AG		260	(t)	(245,371)
Pay a fixed rate of 5.670% and receive a floating rate based on 3-month LIBOR, Expires 1/04/10, Broker, Citibank, N.A.		50	(t)	(71,645)

				(1,321,354)

Over-the-Counter Put Swaptions Written
Pay a fixed rate of 4.840% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, JPMorgan Chase Bank, N.A.		130	(t)	(112,561)
Receive a fixed rate of 3.140% and pay a floating rate based on 3-month LIBOR, Expires 4/02/10, Broker, Barclays Bank Plc		150	(t)	(123,537)
Receive a fixed rate of 3.330% and pay a floating rate based on 3-month LIBOR, Expires 3/08/10, Broker, Citibank, N.A.		210	(t)	(132,999)
Receive a fixed rate of 4.080% and pay a floating rate based on 3-month LIBOR, Expires 1/08/10, Broker, Deutsche Bank AG		560	(t)	(15,424)
Receive a fixed rate of 4.100% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, JPMorgan Chase Bank, N.A.		140	(t)	(14,070)
Receive a fixed rate of 4.123% and pay a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker, Morgan Stanley Capital Services, Inc.		160	(t)	(71,089)
Receive a fixed rate of 4.400% and pay a floating rate based on 3-month LIBOR, Expires 2/17/10, Broker, Credit Suisse International		440	(t)	(22,888)
Receive a fixed rate of 4.490% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker, Deutsche Bank AG		210	(t)	(152,067)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker, Barclays Bank, Plc		190	(t)	(75,548)
Receive a fixed rate of 4.500% and pay a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker, Morgan Stanley Capital Services, Inc.		300	(t)	(54,189)
Receive a fixed rate of 4.800% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker, Citibank, N.A.		280	(t)	(36,805)
Receive a fixed rate of 4.870% and pay a floating rate based on 3-month LIBOR, Expires 2/04/10, Broker, Deutsche Bank AG		570	(t)	(2,867)
Receive a fixed rate of 4.890% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker, Deutsche Bank AG		150	(t)	(127,238)
Receive a fixed rate of 5.050% and pay a floating rate based on 3-month LIBOR, Expires 12/08/14, Broker, Morgan Stanley Capital Services, Inc.		110	(t)	(87,330)
Receive a fixed rate of 5.400% and pay a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, UBS AG		260	(t)	(50,781)
Receive a fixed rate of 5.500% and pay a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker, Royal Bank of Scotland, Plc		830	(t)	(5,431)
Receive a fixed rate of 5.670% and pay a floating rate based on 3-month LIBOR, Expires 1/04/10, Broker, Citibank, N.A.		50	(t)	—
Receive a fixed rate of 6.035% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker, JPMorgan Chase Bank, N.A.		1,450	(t)	(579,429)
Receive a fixed rate of 6.090% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker, Credit Suisse International		230	(t)	(89,917)

				(1,754,170)

Total Options Written (Premiums Received — $4,028,637) — (0.6)%				(3,200,187)

	Par (000)
Borrowed Bond Agreements
Barclays Bank, Plc:
0.02%, 1/13/10	USD	2,714		2,713,813
0.07%, 1/13/10		533		533,320
JPMorgan Chase Bank, N.A.:
0.05%, 1/13/10		49		49,250
0.05%, 1/13/10		2,263		2,262,625

Total Borrowed Bond Agreements (Cost — $5,559,008) — 1.0%				5,559,008

Borrowed Bonds
U.S. Treasury Bonds, 4.38%, 11/15/39		(533)		(533,320)
U.S. Treasury Notes, 3.38%, 11/15/19		(5,026)		(5,025,688)

Total Borrowed Bonds (Proceeds — $5,559,008) — (1.0)%				(5,559,008)

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	17

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Value
Total Investments Net of TBA Sale Commitments, Outstanding Options Written, Borrowed Bond Agreements and Borrowed Bonds — 110.6%	606,007,152
Liabilities in Excess of Other Assets — (10.6)%	(58,034,083)

Net Assets — 100.0%	$547,973,069

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$597,069,492

Gross unrealized appreciation	$80,264,113
Gross unrealized depreciation	$(29,619,119)

Net unrealized appreciation	$50,644,994

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Par is less than $500.

(e)	Non-income producing security.

(f)	Restricted security as to resale. As of report date the Portfolio held 0.1% of its net assets, with a current value of $451,079 and an original cost of $307,057 in these securities.

(g)	Security, or a portion of security, is on loan.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security held in escrow for future payments.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$(998,125)	$15,937
BNP Paribas	$1,702,500	$(6,000)
Credit Suisse International	$(5,090,107)	$32,519
Deutsche Bank AG	$(2,178,938)	$46,996
Goldman Sachs Bank USA	$10,846,339	$(94,419)
JPMorgan Chase Bank, N.A.	$(1,968,625)	$17,125
Morgan Stanley Capital Services, Inc.	$(2,511,067)	$(117,395)

(o)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(p)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(q)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$1,127,868	$13,733
BlackRock Liquidity Series, LLC Money Market Series	$2,684,000	$1,441
iShares Russell 2000 Value Index Fund	—	$551

(r)	Represents the current yield as of report date.

(s)	Security purchased with the cash collateral from securities loans.

(t)	One contract represents a notional amount of $10,000.

•	Reverse repurchase agreements outstanding as of December 31, 2009 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Credit Suisse International	0.10%	11/13/09	Open	$1,221,538	$1,221,375
Credit Suisse International	0.08%	11/16/09	Open	$11,080,295	11,079,188
Barclays Bank, Plc	0.15%	12/02/09	Open	$1,997,041	1,996,800
Barclays Bank, Plc	0.15%	12/02/09	Open	$1,827,721	1,827,500
JPMorgan Chase Bank, N.A.	0.06%	12/11/09	1/13/10	$11,059,363	11,058,755
JPMorgan Chase Bank, N.A.	0.09%	12/11/09	1/13/10	$422,478	422,443
JPMorgan Chase Bank, N.A.	0.12%	12/11/09	1/13/10	$3,362,514	3,362,144
JPMorgan Chase Bank, N.A.	0.05%	12/14/09	1/13/10	$1,084,061	1,084,016
JPMorgan Chase Bank, N.A.	0.15%	12/22/09	1/13/10	$4,208,917	4,208,531
JPMorgan Chase Bank, N.A.	0.08%	12/22/09	1/13/10	$233,111	233,100
JPMorgan Chase Bank, N.A.	0.13%	12/22/09	1/13/10	$3,831,886	3,831,581
JPMorgan Chase Bank, N.A.	0.15%	12/23/09	1/13/10	$1,164,289	1,164,188
JPMorgan Chase Bank, N.A.	0.15%	12/23/09	1/13/10	$1,363,544	1,363,425
JPMorgan Chase Bank, N.A.	0.15%	12/23/09	1/13/10	$534,061	534,014
JPMorgan Chase Bank, N.A.	0.15%	12/23/09	1/13/10	$744,393	744,328
Barclays Bank, Plc	0.17%	12/23/09	1/13/10	$1,962,420	1,962,225
JPMorgan Chase Bank, N.A.	0.15%	12/24/09	1/13/10	$1,932,161	1,932,000

Total					$48,025,613

18	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)

•	Foreign currency exchange contracts as of December 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	124,000	USD	111,347	Citibank, N.A.	1/04/10	$36
SGD	39,000	USD	27,803	Citibank, N.A.	1/04/10	(42)
AUD	125,000	USD	111,627	Citibank, N.A.	1/05/10	654
BRL	635,166	USD	365,500	Goldman Sachs Bank USA	1/05/10	(1,210)
BRL	651,321	USD	374,064	UBS AG	1/05/10	42
HKD	79,000	USD	10,188	UBS AG	1/05/10	1
JPY	8,000,000	USD	87,068	Citibank, N.A.	1/05/10	(1,171)
SGD	40,000	USD	28,443	Citibank, N.A.	1/05/10	30
USD	364,786	BRL	635,166	Goldman Sachs Bank USA	1/05/10	(42)
USD	365,500	BRL	651,321	UBS AG	1/05/10	(8,056)
USD	121,455	JPY	11,220,000	Citibank, N.A.	1/05/10	985
USD	78,059	SGD	109,500	Royal Bank of Scotland	1/07/10	121
USD	3,787,602	EUR	2,548,000	Citibank, N.A.	1/20/10	134,992
AUD	2,332,000	USD	2,130,888	Citibank, N.A.	1/27/10	(42,033)
AUD	151,000	USD	139,457	Citibank, N.A.	1/27/10	(4,201)
AUD	199,600	USD	176,836	Citibank, N.A.	1/27/10	1,953
CAD	58,000	USD	53,760	Barclays Bank, Plc	1/27/10	1,699
CAD	99,000	USD	92,162	Citibank, N.A.	1/27/10	2,501
CAD	266,000	USD	253,991	Deutsche Bank AG	1/27/10	354
CHF	1,125,000	USD	1,117,894	Citibank, N.A.	1/27/10	(30,184)
CHF	73,000	USD	71,251	Deutsche Bank AG	1/27/10	(671)
DKK	1,678,000	USD	338,290	UBS AG	1/27/10	(15,142)
EUR	716,600	USD	1,065,606	Citibank, N.A.	1/27/10	(38,353)
EUR	510,000	USD	766,244	Citibank, N.A.	1/27/10	(35,154)
EUR	223,000	USD	336,275	Citibank, N.A.	1/27/10	(16,602)
EUR	290,000	USD	429,656	Citibank, N.A.	1/27/10	(13,938)
EUR	80,000	USD	120,160	Citibank, N.A.	1/27/10	(5,479)
EUR	81,200	USD	117,990	Citibank, N.A.	1/27/10	(1,588)
EUR	20,000	USD	29,668	Citibank, N.A.	1/27/10	(998)
EUR	23,000	USD	33,115	Citibank, N.A.	1/27/10	(144)
EUR	47,000	USD	67,271	Citibank, N.A.	1/27/10	104
EUR	178,000	USD	253,752	Citibank, N.A.	1/27/10	1,413
EUR	299,000	USD	448,178	Deutsche Bank AG	1/27/10	(19,558)
GBP	190,000	USD	315,254	Citibank, N.A.	1/27/10	(8,416)
GBP	255,000	USD	416,045	Citibank, N.A.	1/27/10	(4,236)
GBP	3,000	USD	4,887	Citibank, N.A.	1/27/10	(42)
GBP	377,100	USD	607,039	Citibank, N.A.	1/27/10	1,953
GBP	140,000	USD	233,509	Deutsche Bank AG	1/27/10	(7,418)
HKD	2,797,000	USD	360,739	Citibank, N.A.	1/27/10	78
HKD	557,000	USD	71,894	Deutsche Bank AG	1/27/10	(41)
JPY	17,779,000	USD	196,971	Citibank, N.A.	1/27/10	(6,048)
JPY	6,012,200	USD	67,382	Citibank, N.A.	1/27/10	(2,819)
JPY	11,220,000	USD	121,469	Citibank, N.A.	1/27/10	(982)
JPY	13,645,000	USD	152,905	Deutsche Bank AG	1/27/10	(6,376)
NOK	525,000	USD	94,490	Citibank, N.A.	1/27/10	(3,923)
SEK	1,253,000	USD	178,971	Citibank, N.A.	1/27/10	(3,813)
SEK	5,007,000	USD	735,781	Deutsche Bank AG	1/27/10	(35,850)
USD	2,338,933	AUD	2,664,600	Citibank, N.A.	1/27/10	(47,844)
USD	111,376	AUD	125,000	Citibank, N.A.	1/27/10	(591)
USD	16,630	AUD	18,000	Citibank, N.A.	1/27/10	507
USD	32,654	CAD	35,000	BNP Paribas	1/27/10	(812)
USD	188,377	CAD	200,000	Citibank, N.A.	1/27/10	(2,860)
USD	125,632	CAD	132,000	Citibank, N.A.	1/27/10	(585)
USD	34,087	CAD	36,000	Citibank, N.A.	1/27/10	(335)
USD	90,558	CAD	97,000	Deutsche Bank AG	1/27/10	(2,192)
USD	2,312,745	CAD	2,403,000	Goldman Sachs Bank USA	1/27/10	15,033
USD	145,434	CAD	155,500	Royal Bank of Scotland	1/27/10	(3,252)
USD	130,438	CAD	138,500	Royal Bank of Scotland	1/27/10	(1,994)
USD	85,912	CAD	90,000	UBS AG	1/27/10	(144)
USD	46,081	CHF	46,000	Citibank, N.A.	1/27/10	1,605
USD	94,932	DKK	472,000	Citibank, N.A.	1/27/10	4,035
USD	121,802	DKK	606,000	Citibank, N.A.	1/27/10	5,099
USD	254,238	EUR	172,000	Citibank, N.A.	1/27/10	7,674
USD	251,843	EUR	168,000	Citibank, N.A.	1/27/10	11,014
USD	82,763	EUR	50,000	Citibank, N.A.	1/27/10	11,087
USD	374,315	EUR	248,000	Citibank, N.A.	1/27/10	18,805
USD	3,186,581	EUR	2,230,000	Dain Bosworth, Inc.	1/27/10	(10,147)
USD	130,781	GBP	80,000	Citibank, N.A.	1/27/10	1,586
USD	157,819	GBP	95,000	Citibank, N.A.	1/27/10	4,400
USD	280,193	GBP	169,000	Citibank, N.A.	1/27/10	7,269
USD	1,176,926	GBP	718,000	Citibank, N.A.	1/27/10	17,401
USD	527,849	GBP	315,000	Citibank, N.A.	1/27/10	19,144
USD	133,178	GBP	83,000	Royal Bank of Scotland	1/27/10	(862)
USD	55,159	HKD	427,500	Citibank, N.A.	1/27/10	10
USD	144,840	HKD	1,122,000	Deutsche Bank AG	1/27/10	101
USD	214,711	HKD	1,663,000	Deutsche Bank AG	1/27/10	181
USD	71,545	HKD	554,500	UBS AG	1/27/10	14
USD	30,301	JPY	2,765,000	Citibank, N.A.	1/27/10	608
USD	51,176	JPY	4,513,000	Citibank, N.A.	1/27/10	2,713

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	19

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	142,331	JPY	12,985,000	Citibank, N.A.	1/27/10	$2,890
USD	154,482	JPY	14,083,000	Citibank, N.A.	1/27/10	3,249
USD	164,149	JPY	14,636,000	Citibank, N.A.	1/27/10	6,978
USD	242,211	JPY	21,736,000	Citibank, N.A.	1/27/10	8,796
USD	125,909	JPY	11,326,000	Deutsche Bank AG	1/27/10	4,283
USD	388,269	JPY	34,887,000	Deutsche Bank AG	1/27/10	13,629
USD	201,723	JPY	18,257,500	Royal Bank of Scotland	1/27/10	5,662
USD	290,338	JPY	26,272,000	Royal Bank of Scotland	1/27/10	8,212
USD	114,411	JPY	10,432,000	UBS AG	1/27/10	2,385
USD	74,590	NOK	431,500	Royal Bank of Scotland	1/27/10	153
USD	207,233	NZD	275,000	Deutsche Bank AG	1/27/10	7,976
USD	89,707	SEK	624,000	Citibank, N.A.	1/27/10	2,478
USD	242,531	SEK	1,670,500	Citibank, N.A.	1/27/10	9,011
USD	28,434	SGD	40,000	Citibank, N.A.	1/27/10	(29)
USD	27,792	SGD	39,000	Citibank, N.A.	1/27/10	40
USD	290,945	SGD	406,000	Deutsche Bank AG	1/27/10	2,038
USD	132,570	SGD	186,000	Royal Bank of Scotland	1/27/10	214
USD	78,619	ZAR	597,000	Deutsche Bank AG	1/27/10	(1,852)
ZAR	1,587,000	USD	213,663	Citibank, N.A.	1/27/10	251
BRL	655,396	USD	365,500	UBS AG	2/02/10	8,247

Total						$(26,335)

•	Financial futures contracts purchased as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
80	S&P 500 Index	March 2010	$22,214,000	$147,000

•	Financial futures contracts sold as of December 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation
28	U.S. Treasury Notes (2 Year)	March 2010	$6,055,438	$19,812
205	U.S. Treasury Notes (5 Year)	March 2010	$23,448,477	376,171
96	U.S. Treasury Notes (10 Year)	March 2010	$11,083,500	234,912
3	U.S. Treasury Bonds (30 Year)	March 2010	$346,125	11,456

Total				$642,351

•	Interest rate swaps outstanding as of December 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.81%(a)	3-month LIBOR	Citibank, N.A.	March 2012	USD	4,000	$(39,225)
2.25%(a)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	2,220	(14,749)
2.79%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	November 2014	USD	1,090	3,911
2.37%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	December 2014	USD	7,100	(174,912)
2.63%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2014	USD	7,300	(96,339)
3.41%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	6,900	(235,392)
3.68%(b)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	4,200	(30,926)
3.50%(b)	3-month LIBOR	Citibank, N.A.	September 2019	USD	1,200	(29,165)
3.50%(b)	3-month LIBOR	Bank of America, N.A.	September 2019	USD	2,800	(71,078)
3.47%(b)	3-month LIBOR	Royal Bank of Scotland, Plc	September 2019	USD	3,600	(101,897)
3.43%(a)	3-month LIBOR	Deutsche Bank AG	October 2019	USD	1,000	34,071
3.36%(b)	3-month LIBOR	Goldman Sachs Bank USA	October 2019	USD	1,400	(57,943)
3.12%(a)	3-month LIBOR	Barclays Bank, Plc	October 2019	USD	5,600	182,106
3.73%(a)	3-month LIBOR	Citibank, N.A.	October 2019	USD	1,100	13,239
5.49%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	October 2019	USD	1,400	(140,227)
3.50%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	600	20,426
3.46%(a)	3-month LIBOR	Bank of America, N.A.	November 2019	USD	985	36,999

20	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.31%(b)	3-month LIBOR	Barclays Bank, Plc	December 2019	USD	5,600	$(288,835)
3.31%(b)	3-month LIBOR	Royal Bank of Scotland, Plc	December 2019	USD	800	(41,099)
3.40%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	5,600	248,700
3.62%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	1,600	(42,023)
3.50%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	700	(25,832)
3.55%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2019	USD	800	(26,025)
3.66%(a)	3-month LIBOR	Credit Suisse International	December 2019	USD	1,500	35,977
3.70%(b)	3-month LIBOR	Credit Suisse International	December 2019	USD	3,200	(66,583)
4.42%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	2,325	(56,079)
4.24%(c)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2020	USD	705	(8,798)
5.41%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	August 2022	USD	1,130	158,591
4.35%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	July 2039	USD	1,300	12,648
3.50%(a)	3-month LIBOR	Barclays Bank, Plc	March 2040	USD	500	88,764

Total						$(711,695)

(a)	Portfolio pays fixed interest rate and receives floating rate.

(b)	Portfolio pays floating interest rate and receives fixed rate.

(c)	Portfolio pays fixed interest rate and receives floating rate at expiration date.

•	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
Centex Corp.	6.92%	JPMorgan Chase Bank, N.A.	December 2010	USD	265	$(17,215)
Knight, Inc.	1.80%	Credit Suisse International	January 2011	USD	365	(2,727)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	140	(6,609)
Wendy’s/Arby’s Group, Inc.	2.90%	JPMorgan Chase Bank, N.A.	December 2011	USD	360	(13,399)
NOVA Chemicals Corp.	5.00%	Citibank, N.A.	March 2012	USD	25	(1,260)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank, N.A.	June 2012	USD	35	(1,376)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank, N.A.	June 2012	USD	165	(12,536)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	335	(51,342)
Knight, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD	115	(927)
Belo Corp.	5.00%	Barclays Bank, Plc	June 2013	USD	120	(22,069)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank, N.A.	June 2013	USD	525	(54,661)
Expedia, Inc.	5.00%	Citibank, N.A.	September 2013	USD	380	(59,374)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	USD	175	(28,489)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	575	(75,774)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	200	(18,503)
Centex Corp.	4.40%	JPMorgan Chase Bank, N.A.	December 2013	USD	330	(44,026)
Tyson Foods, Inc.	4.10%	Barclays Bank, Plc	March 2014	USD	445	(37,058)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	80	(28,941)
Toll Brothers, Inc.	2.00%	JPMorgan Chase Bank, N.A.	March 2014	USD	155	(4,217)

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	21

Schedule of Investments (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank, N.A.	September 2014	USD	155	$(19,478)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	90	(1,682)
Huntsman Corp.	5.00%	Goldman Sachs Bank USA	December 2014	USD	335	(142,890)
TXU Corp.	5.00%	JPMorgan Chase Bank, N.A.	December 2014	USD	125	(21,202)
TXU Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD	680	(102,587)
Huntsman Corp.	5.00%	Goldman Sachs Bank USA	March 2015	USD	85	(29,903)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank, N.A.	March 2015	USD	185	(9,665)
Lennar Corp.	5.86%	JPMorgan Chase Bank, N.A.	June 2015	USD	250	(31,463)
First Data Corp.	5.00%	Barclays Bank, Plc	December 2015	USD	320	(62,460)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD	130	(25,375)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	85	(16,166)
First Data Corp.	5.00%	JPMorgan Chase Bank, N.A.	December 2015	USD	165	(32,206)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank, N.A.	March 2016	USD	690	(345,798)

Total						$(1,321,378)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio abbreviations:

ADR	American Depositary Receipts	JPY	Japanese Yen
AUD	Australian Dollar	LIBOR	London InterBank Offered Rate
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Francs	RB	Revenue Bonds
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TBA	To-Be-Announced
GO	General Obligation	USD	US Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Portfolio’s investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Asset-Backed Securities	—	$14,695,113	$268	$14,695,381
Common Stocks	$249,368,834	83,394,729	157,677	332,921,240
Corporate Bonds	—	43,680,432	—	43,680,432
Exchange-Traded Funds	84,912	—	—	84,912
Foreign Agency Obligations	—	7,101,085	—	7,101,085

22	BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009

Schedule of Investments (concluded)

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	—	$12,899,287	—	$12,899,287
Non-Agency Mortgage-Backed Securities	—	42,939,436	$887,648	43,827,084
Preferred Securities	—	3,398,761	—	3,398,761
Taxable Municipal Bonds	—	3,661,429	—	3,661,429
U.S. Government Sponsored Agency Securities	—	104,071,361	—	104,071,361
U.S. Treasury Obligations	—	41,463,453	—	41,463,453
Warrants	$24,542	—	—	24,542
Short-Term Securities	33,758,767	3,932,500	—	37,691,267
TBA Sale Commitments	—	(38,507,147)	—	(38,507,147)
Other Financial Instruments[1] :
Assets	986,074	8,753,663	—	9,739,737
Liabilities	(125,918)	(11,824,934)	(64,877)	(12,015,729)

Total	$284,097,211	$319,659,168	$980,716	$604,737,095

[1]

Other financial instruments are options purchased, options written, borrowed bond agreements, borrowed bonds, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/ depreciation on the instrument and options purchased, options written, borrowed bond agreements and borrowed bonds are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities
	Asset-Backed Securities	Common Stocks	Non-Agency Mortgage-Backed Securities	Total
Balance, as of September 30, 2009	$268	$200,988	$84,386	$285,642
Accrued discounts/premiums	—	—	(21)	(21)
Realized gain/loss	—	—	(12)	(12)
Change in unrealized appreciation/depreciation[3]	—	(43,311)	29,441	(13,870)
Net purchases/sales	—	—	847,782	847,782
Transfers in/out of Level 3	—	—	(73,928)	—

Balance, as of December 31, 2009	$268	$157,677	$887,648	$1,045,593

Other Financial Instruments[2]

Liabilities
Balance, as of September 30, 2009	$(162,360)
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation[3]	97,483
Net purchases/sales	—
Transfers in/out of Level 3	—

Balance, as of December 31, 2009	$(64,877)

[2]	Other financial instruments are swaps.
[3]	The change in unrealized appreciation/depreciation on securities still held at December 31, 2009 was $47,429.

BLACKROCK ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2009	23

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: February 23, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: February 23, 2010